Exhibit 99.10

Reviewer Loan ID	Customer Loan ID	Loan Exception ID	Exception ID	Originator QM/ATR Status	TPR QM/ATR Status	Exception Approved Pre Origination	Exception Category	Exception Subcategory	Exception Description	Exception Comments	Seller Response	Reviewer Response	Compensating Factors	Material Exception Flag	Subject to Predatory Lending	HUD Category	Initial Exception Grade	Final Exception Grade	Initial DBRS Exception Grade	Final DBRS Exception Grade	Initial Moody's Exception Grade	Final Moody's Exception Grade	Initial Fitch Exception Grade	Final Fitch Exception Grade	Initial Kroll Exception Grade	Final Kroll Exception Grade	Initial S&P Exception Grade	Final S&P Exception Grade	Exception Status
e7ee1b2d-0eec-4322-a21e-aa37f9cd726e	301150756	c081e8f9-7955-e911-bdd2-f4e9d4a75ba2	1		QM/Non-HPML		Credit		General Credit Exception
Missing evidence of $XXX,XXX Wells Fargo pay down to $XXX,XXX on Departure Property/REO. Condo Appraisal: XX/XX/XXXX: $X,XXX,XXX AV. Wells Fargo 1st mortgage Statement-X/X/XXXX: $XXX,XXX UPB + US Bank: HELOC X/XX/XXXX: $XXX,XXX UPB = $X,XXX,XXX Total = 100.03% CLTV. Maximum CLTV is 75% when using Rental income for a Departure property. Processing Note references a $XXX,XXX Pay down of the 1st (Wells) Mortgage (concurrent with the HELOC draw) which would reduce the Wells 1st Mortgage to $XXXXXX + US Bank: $XXX,XXX HELOC line: $X,XXX,XXX Total vs. $X,XXX,XXX AV = 73.16% CLTV.  Reason per GL the balance of HELOC on note may be used to CLTV of departure residence.  Additional conditions may apply.
											04/11/2019: Rebuttal	04/11/2019: Audit reviewed the Lender Rebuttal, and has determined that the UPB for first mortgage is $XXX,XXX plus $XXX,XXX for HELOC equals $X,XXX,XXX. UPB total $X,XXX,XXX divided by Appraisal Value $X,XXX,XXX equals 74.20%. Sufficient evidence was submitted to documented equity in departure residence of 25%. Condition cleared	FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 761 No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 24 months. Credit report verified 69 total months payment history with no late payments reported. Years in Field Borrower has 6 years in Field per VVOE's.				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
e7ee1b2d-0eec-4322-a21e-aa37f9cd726e	301150756	5b57c32b-7955-e911-bdd2-f4e9d4a75ba2	724		QM/Non-HPML		Credit		Missing Documentation	Evidence of the monthly tax calculation by the lender of $X,XXX.XX. The documentation in file does not support this payment. Additional conditions may apply.	04/11/2019: Tax calculation and bill	04/11/2019: Audit reviewed Lender Tax Calculations, and has determined that documentation submitted is deemed acceptable. Condition cleared.	FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 761 No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 24 months. Credit report verified 69 total months payment history with no late payments reported. Years in Field Borrower has 6 years in Field per VVOE's.				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
48433cce-1742-4084-94c2-492f9db482e2	301151057	cb506556-5e55-e911-bdd2-f4e9d4a75ba2	4		QM/Non-HPML		Credit		DTI Exceeds Guidelines	DTI exceeds guidelines due to the Lender did not include the $XXX.XX payment for the solar system the borrower is assuming per Transfer Agreement in file. This caused the DTI to be 43.43%.	4/9/2019: Please see attached rebuttal	04/17/2019: Audit consulted with management. Value is based on production. Agency guidelines indicate energy produced may be excluded from DTI. Revised DTI 42.90%. Condition cleared.04/11/2019: Pending management review	No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report verifies 47 months payment history with no late payments reported Years in Field Borrower has 20 years in the same field FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 753				3	1	C	A	C	A	C	A	C	A	C	A	Cleared
9677de34-c535-429e-8c38-c83b2cb4c735	301183214	c47af133-3d57-414f-8d75-a3da088fd641	3254		QM/Non-HPML		Compliance		Information required for CD 'Contact Information' section not completed, or completed in error	The final Closing Disclosure Contact Information section is incomplete. The XXXX/Contact XX license ID of the Settlement Agent is missing. Provide re-disclosed CD and letter of explanation.		06/05/2019: Received air bill, explanation letter and post consummation CD adding license number. Condition cleared. Loan will be rated a B for all agencies.					3	2	D	B	D	B	D	B	D	B	D	B	Acknowledged
8d728002-e464-4077-a631-4960c10f5499	301026116	b19adedd-2c18-e911-bd2f-f4e9d4a75a52	3296		QM/Non-HPML		Compliance		Closing Disclosure document error	The Lender Appraisal Credit in section L of the final Closing Disclosure should be reflected in section B. Provide corrected CD and letter of explanation to the borrower.		Non-material per SFIG guidance, loan will be graded a B for all agencies.					3	2	D	B	D	B	D	B	D	B	D	B	Cleared
5f8bce82-fd7e-4b1a-ab68-1888b399aa66	301079530	8f080fa3-1d7e-e911-bdd2-f4e9d4a75ba2	76		QM/Non-HPML		Property		570 - Review Appraisal Missing	A CDA report is not found in the file. The CU Score is 2.9.		05/29/2019: A CDA provided reflecting a value of $X,XXX,XXX which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.					3	1	D	A	D	A	D	A	D	A	D	A	Cleared
58de45da-eba5-442a-95c4-f4a2f31e870c	301136607	7fe7d376-db57-e911-bdd2-f4e9d4a75ba2	2790		QM/Non-HPML		Credit		Missing Balance Sheet	Missing current XXXX and XXXX ytd Balance Sheet for Schedule C Business. Per appendix Q, both Profit & Loss Statement and Balance Sheet are required in order for the loan to be classified as a Qualified Mortgage.	4/11/19 Please clear this based on the attached letter of explanation that the borrower did not work the Schedule C business in XXXX that was in the original file	04/15/2019: XXXX & XXXX P&L provided for Schedule C business reflecting zero income/expenses. Explanation letter, page 95, states this business was not worked in the past year but will begin again this year. Audit consulted with management and the LOE will suffice for non-operational business. Condition rescinded.	CLTV is lower than guideline maximum UW guides max CLTV is 90%, loan qualified with CLTV of 50.55%. Disposable Income is higher than guideline minimum UW guides require $0.00 disposable income, loan qualified with $9,798.31 disposable income. Years in Primary Residence Borrower has been in primary residence 10 years.				1	1	A	A	A	A	A	A	A	A	A	A	Rescind
58de45da-eba5-442a-95c4-f4a2f31e870c	301136607	fbe36ed0-da57-e911-bdd2-f4e9d4a75ba2	912		QM/Non-HPML		Credit		Missing credit report	A credit report for B2 and B3 is missing from the loan file.	4/25/19 Attached please find the 12/20/18 Credit report for XXXXX XXXXX.4/25/19 Attached please find the XX/XX/XXX Credit report for XXXXX XXXXX.4/19/2019: See attached credit report XX/XX/XXXX. Please see attached 4/15/19 Please rescind this. See page 16-22 that has the one credit report dated X/XX/XX
04/30/2019: Audit re-analyzed AUS, as well as Credit Reports, and has determined that page 501 of the AUS references credit reports for Borrower 1 dated XX/XX/XXXX Borrower 2 dated XX/XX/XXXX and Borrower 3 dated XX/XX/XXXX. All Credit Reports have been submitted and are located within the loan file. Condition cleared.  04/29/2019:  Received XX/XX/XX credit report for Borrower #1.  Missing X/XX/XXXX credit report for Borrowers #2 and X/XX/XXXX credit report for Borrower #3, per AUS pages 498-499.  Condition remains.04/22/2019:  Audit reviewed uploaded provided.  Pages 1-52 are XX/XX credit report for B2 & B3.  Pages 53-91 are X/XX credit report for B1.  Condition remains.04/15/2019:  Audit reviewed Lender’s rebuttal and previous upload.  XX/XX/XXXX credit report for B2 & B3 contains 22 pages., pages 1-40 of upload.  Pages 16-22 are part of this report.    Borrowers X/XX/XXXX credit report pages 41 – 69 of upload.  Condition remains.04/11/2019:  Received credit report for B2 & B3 dated XX/XX/XXXX  This is a high balance loan.  Per AUS, findings utilized credit report dated X/XX/XXXX.  Please provide updated credit report.  Condition remains.
													CLTV is lower than guideline maximum UW guides max CLTV is 90%, loan qualified with CLTV of 50.55%. Disposable Income is higher than guideline minimum UW guides require $0.00 disposable income, loan qualified with $9,798.31 disposable income. Years in Primary Residence Borrower has been in primary residence 10 years.				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
58de45da-eba5-442a-95c4-f4a2f31e870c	301136607	7b4b251b-db57-e911-bdd2-f4e9d4a75ba2	2788		QM/Non-HPML		Credit		Missing Executed Personal Tax Returns	Guidelines require 2 years signed and dated personal tax returns with all schedules. Signed returns for B2 and B3 not provided. Signed, dated individual tax returns with all applicable tax schedules for the most recent two years are required in order for the loan to be classified as a Qualified Mortgage.
06/26/2019: Attached please find the XXXX signed/dated tax returns.06/24/2019: Please state what document you are looking for as it states in your reply you have XXXX andXXXXsigned/dated returns.6/19/19 Please see attached XXXX and XXX tax returns for borrower 2 and 3. 6/5/19 Attached please find the attached XXXX tax returns for the co-borrowers. Also, the fact that he DU accepted transcripts as acceptable should be sufficient.5/29/19 Attached please find the signed tax returns.4/29/19 Sent a request to JPMC to clear this condition.4/19/2019:  Pension income has been validated by DU. Please see the attached tax transcripts.4/11/19 Please rescind this. Tax returns are not required when using SS& pension income

06/26/2019: Audit reviewed XXXX executed/dated 1040 Tax Returns, and has determined that the documentation was obtained PRIOR to/at consummation. Documentation submitted is deemed acceptable. Loan meets QM requirements. Condition cleared.06/24/2019: Received signed/dated XXXX tax return. However, the XXXX tax return provided is NOT signed/dated. Condition remains. 06/21/2019:  Received signed/dated XXXX tax return.  XXXX tax return provided is signed/dated.  Condition remains.06/06/2019:  Lender provided IRS transcripts.  Per QM, retirement income must be verified from the former employer, or from Federal tax returns.  Condition remains.05/31/2019:  Received signed personal tax returns for borrower.  Signed returns for co-borrowers not provided.  Condition remains.04/29/2019:  Audit reviewed the Lender Rebuttal and will await further direction from Client.04/22/2019:  Received XXXX IRS transcripts.  Income validated per AUS findings.  However, QM requires verification from former employer or federal tax returns.  Loan is not QM compliant.  Condition remains.04/15/2019:  Audit reviewed lender’s rebuttal, high balance guidelines dated 2/27/19, AUS findings and QM requirements.  Regarding social security, QM requires awards letter or tax returns.  AUS requires proof of receipt or awards letter.  High balance guidelines require awards letter (XXXX alternative documentation is not acceptable).  Award letter located on page 515.  Verification of SSI is acceptable.  Regarding pension, QM requires verification from former employer or federal tax returns.  AUS states pension/retirement income has been validated using tax return data. (tax returns not provided). Also, see item #24 in AUS, it appears transcripts were pulled.  High balance guidelines state 3-year continuance from note date must be documented in order to use as qualifying income.  Documentation provided, 1099R page 181 (B3 pension) & 1098 (B2 annuity) pages 170 & 172.  Documentation for pension/retirement does not meet requirements.  Condition remains.
													CLTV is lower than guideline maximum UW guides max CLTV is 90%, loan qualified with CLTV of 50.55%. Disposable Income is higher than guideline minimum UW guides require $0.00 disposable income, loan qualified with $9,798.31 disposable income. Years in Primary Residence Borrower has been in primary residence 10 years.				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
043f931b-8927-4b27-a29f-8552739c9dc9	301070805	5b1e38e6-8549-e911-bdd2-f4e9d4a75ba2	22		QM/Non-HPML		Credit		Failure to obtain 3rd party verification of employment	Guideline lines required a VVOE within 30 business days prior to the note date. The VVOE is missing for the borrower and co-borrower's previous employers. Additional conditions may apply.
04/01/2019: Please rescind this. Attached is the same document as page 581 of our upload documenting the co-borrower's previous employment.It is not necessary to verify it after as it would be the same information.3/27/19 Please rescind this as there is a VVOE stating the start date for the co borrower previous employer.03/25/2019: Sent a request for Investor to clear this based on the pay stub.03/22/2019: A VVOE on a previous employer does not expire within 30 days so the previous on the co-borrower is in the file and should be rescinded. Please see the attached bank statement showing the deposit of his pay check from XXXXXXX XXX-XXXXXXX XXXXXXX XXXXXX on XXXXXXX XX, XXXX which is within 30 days of the note of X/XX/XX.

04/01/2019: Audit reviewed ALL VOE documentation for borrower and co-borrower, and has determined that current and previous employment has been documented with the loan file. Condition cleared. 03/28/2019: Lender attached a copy of borrower's VOE. Please provide Co-borrower's VOE from previous employer. Condition remains. 03/25/2019: Audit reviewed the Lender Rebuttal, and has determined that Appendix Q requirements have NOT been met for 2 years Employment History verification without any 30 day gaps. Unable to verify the start date for primary employment. Loan fails QM. Condition remains.  03/22/2019: Audit reviewed the Lender Rebuttal, and has determined that a paystub in lieu of a VOE is NOT acceptable. Provide a VVOE within 30 days of the Note day for Borrower. DU requirement, per XXXX: the conversation must be documented. It should include the following: name and title of the person who confirmed the employment for the lender, name and title of the person who completed the verification for the employer, date of the call, and the source of the phone number. Condition remains.
													DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 39.80% FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 777 Reserves are higher than guideline minimum UW Guides does not require reserves, loan qualified with 11.90 months reserves				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
043f931b-8927-4b27-a29f-8552739c9dc9	301070805	640ce6e7-bbaf-e911-abc7-f4e9d4a75a52	2792		QM/Non-HPML		Credit		Missing Tax Transcripts	Transcripts not provided.		08/01/2019: Received updated guidance from Client. Tax transcripts are not required if not utilized in AUS findings. Condition rescinded.	DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 39.80% FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 777 Reserves are higher than guideline minimum UW Guides does not require reserves, loan qualified with 11.90 months reserves				1	1	A	A	A	A	A	A	A	A	A	A	Rescind
ebd3384a-2276-417c-bd82-30d80dc93a40	301080280	a64dce10-c45b-e911-bdd2-f4e9d4a75ba2	3181		QM/Non-HPML		Compliance		Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B	The Credit Report fee in section B of the Post Close CD was to be paid by the lender and not by the borrower. Provided corrected CD and LOE to the borrower.		Non-material per SFIG guidance, loan will be graded a B for all agencies	DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 32.43% Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 10.60 months reserves FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 756				3	2	D	B	D	B	D	B	D	B	D	B	Cleared
ebd3384a-2276-417c-bd82-30d80dc93a40	301080280	94ce5948-bfaf-e911-abc7-f4e9d4a75a52	2792		QM/Non-HPML		Credit		Missing Tax Transcripts	Transcripts not provided.		08/01/2019: Received updated guidance from Client. Tax transcripts are not required if not utilized in AUS findings. Condition rescinded.	DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 32.43% Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 10.60 months reserves FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 756				1	1	A	A	A	A	A	A	A	A	A	A	Rescind
3c4800e2-d81f-41b6-922d-3cd3db15d807	301130987	4c7305ef-d764-49cf-9a8f-9a825fa1ac5d	2852		QM/Non-HPML		Compliance		Points and Fees exceed Qualified Mortgage threshold	Points and Fees exceed Qualified Mortgage threshold: Points and fees exceed maximum. $XX,XXX.XX points and fees exceeds $XX,XXX.XX threshold.	03/26/2019: Please see attachment	03/27/2019: Lender provided verification lender credit was for origination charge / prepaid finance charges. Exception cleared.	Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 45 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 19.386% FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 773				3	1	C	A	C	A	D	A	C	A	C	A	Cleared
3c4800e2-d81f-41b6-922d-3cd3db15d807	301130987	c63f879e-c5af-e911-abc7-f4e9d4a75a52	2792		QM/Non-HPML		Credit		Missing Tax Transcripts	Transcripts not provided.		08/01/2019: Received updated guidance from Client. Tax transcripts are not required if not utilized in AUS findings. Condition rescinded.	Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 45 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 19.386% FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 773				1	1	A	A	A	A	A	A	A	A	A	A	Rescind
3c4800e2-d81f-41b6-922d-3cd3db15d807	301130987	f9c11386-d84c-e911-bdd2-f4e9d4a75ba2	76		QM/Non-HPML		Property		570 - Review Appraisal Missing	A CDA report was not provided in the loan file. CU Risk Score is 2.6.		03/26/2019: A CDA provided reflecting a value of $XXX,XXX which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.	Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 45 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 19.386% FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 773				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
3f773156-9bef-4676-943c-dcd58c7eab23	301101325	de691ce2-d34b-e911-bdd2-f4e9d4a75ba2	29		QM/Non-HPML		Credit		Insufficient asset documentation in file - assets do not cover closing costs	Verified assets of $XXX,XXX.XX less cash to close $XXX,XXX.XX ($XXX,XXX.XX funds to close + $XX,XXX.XX earnest money deposit) results in $X,XXX.XX shortage of funds to close.	03/26/2019: Please rescind. Please advise which part of the attached assets you do not have documentation for.?	03/26/2019: Audit re-analyzed assets, and has determined that after recalculation total assets are $XXX,XXX.XX minus $XX,XXX.XX (EMD) minus $XXX,XXX.XX (CTC) equals $XXX,XXX.XX remaining. Condition rescinded.	No Rental Lates UW Guides maximum DTI of 43%, loan qualified with DTI of 30.11% Years in Field UW Guides require FICO of 700, loan qualified with FICO of 736 Disposable Income is higher than guideline minimum UW Guides require $0 in disposable income, loan qualified with $XX,XXX.XX in disposable income				1	1	A	A	A	A	A	A	A	A	A	A	Rescind
95558875-e0c5-4a49-bc0d-861094082a00	301104319	71966641-364f-e911-bdd2-f4e9d4a75ba2	3181		QM/Non-HPML		Compliance		Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B	The VOE Fee in section B of the final Closing Disclosure is missing the name of the service provider. Provide corrected CD and letter of explanation to the Borrower.		Non-material per SFIG guidance, loan will be graded a B for all agencies	Reserves are higher than guideline minimum Guides require 0 months’ reserves, loan qualified with 142.60 months’ reserves No Mortgage Lates Guides require 0 x 30 days late in the most recent 12 months; credit report verifies 48 months’ payment history with no late payments reported FICO is higher than guideline minimum Guides require FICO of 680, loan qualified with FICO of 712				3	2	D	B	D	B	D	B	D	B	D	B	Cleared
95558875-e0c5-4a49-bc0d-861094082a00	301104319	52a1549a-214c-e911-bdd2-f4e9d4a75ba2	17		QM/Non-HPML		Credit		Missing evidence of flood insurance	The Flood Insurance effective date is after consummation date but before the Disbursement date. Any liability or issue that may potentially exist would fall on the original creditor and not necessarily fall on an assignee, as insurance coverage is in fact in place on the transaction, and provided that the coverage is sufficient. Loan will be rated a B.		Finding deemed non-material, loan will be graded a B for all agencies.	Reserves are higher than guideline minimum Guides require 0 months’ reserves, loan qualified with 142.60 months’ reserves No Mortgage Lates Guides require 0 x 30 days late in the most recent 12 months; credit report verifies 48 months’ payment history with no late payments reported FICO is higher than guideline minimum Guides require FICO of 680, loan qualified with FICO of 712				3	2	D	B	D	B	D	B	D	B	D	B	Acknowledged
ba9b6cd4-a514-4f4b-bacd-c42faa711d88	301119980	c42c5766-0166-e911-bdd2-f4e9d4a75ba2	3228		QM/Non-HPML		Compliance		Missing Loan Estimate / LE Not in File	Missing LE dated within 3 days of initial rate lock of XX/XX/XXXX.	05/09/2019: Loan was canceled and thus the lock so there was no locked LE for the X/XX/XX lock. Loan was reinstated on X/X/XX after being restructured and locked again at that time. The locked LE was issued on X/X/XX and was included in the loan file.	05/09/2019: Audit concurs with the Lender Rebuttal, and has determined that the Lock Confirmation dated XX/XX/XXXX expired and was restructured on XX/XX/XXXX with new lock in and expiration date. LE was provided for new Lock Confirmation. Condition cleared					3	1	D	A	D	A	D	A	D	A	D	A	Cleared
ba9b6cd4-a514-4f4b-bacd-c42faa711d88	301119980	3df90a14-d065-e911-bdd2-f4e9d4a75ba2	76		QM/Non-HPML		Property		570 - Review Appraisal Missing	A CDA report was not provided. CU score = 5.		04/30/2019: A CDA provided reflecting a value of $XXX,XXX which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.					3	1	D	A	D	A	D	A	D	A	D	A	Cleared
d126b6d1-145c-4ca9-8bf7-805b8485dfd1	301120038	4d4953f5-884a-e911-bdd2-f4e9d4a75ba2	4		QM/Non-HPML		Credit		DTI Exceeds Guidelines	The AUS reflects a maximum allowable DTI of 42.94%. Due to the improper calculation of income, the actual DTI is 43.48%. The Lender qualified the Borrower using higher overtime income than supported by income documents in file. Additionally, overtime income used by the Lender exceeded the Lender calculation in file.
07/03/2019: please see attached revised cd, lox tracking, pls clear the condition6/25/19 CM: Please review and clear. The property taxes of $XXX.XX are correct. (CA Purchase: 1.25% of the purchase price $XXX,XXX = $X,XXX.XX/year = $XXX.XX/month). Overtime income calculation of $XX.XX/month is correct. Paystub is dated through X/XX/XX. $XXX.XX YTD OT + $XXXX.XX OT in XXXX + $X.XX OT in XXXX / 25 months = $XX.XX/month. DTI is 42.03%.6/20/19 CM: Please see attached AUS with correct overtime income, which is supported by income documentation on file. 3/23/19 Please rescind this condition. The bonus income is calculated correctly. XXXX $XXXX and XXXX $XX,XXX is $XX,XXX/XX is $XXX.XX

07/08/2019: Lender provided LOE, mailing label and PCCD with property taxes corrected, lowering DTI.Exception cleared.06/26/2019: Audit reviewed Lender response, however, Final CD and 1008 verifies property taxes are $X,XXX.XX. Exception remains.06/24/2019:  Audit reviewed updated AUS provided.  Audit matches monthly debts.  Audit matches negative rent and borrower base + bonus income.  Audit matches co-borrower SSI, pension and base + bonus income.  Audit overtime $XX.XX vs. $XX.XX per AUS.  Audit property taxes $XXXX.XX vs. $XXX.XX per AUS.  Audit taxes match 1008 and closing disclosure (in escrow).  Audit DTI 43.50%.  Condition remains.03/25/2019:  Audit reviewed Lender’s rebuttal and original loan file. Audit calculations:  Borrower income $XXXX.XX + bonus $XXX.XX = $XX,XXX.XX.  Co-borrower income $XXXX.XX + bonus $XXX.XX + overtime $XX.XX + pension $XXXX.XX + SSI $XXXX.XX = $X,XXX.XX.  Total income $XX,XXX.XX.  AUS income $XX,XXX.XX.  AUS REO <$XXXX.XX> vs Audit REO <$XXXX.XX>.  Audit DTI 43.50% vs Lender DTI 42.94%.
													Years in Field Co-Borrower has 15 years in Field Disposable Income is higher than guideline minimum UW Guides require no disposable income, loan qualified with $XX,XXX.XX in disposable income Reserves are higher than guideline minimum UW Guides require no reserves, loan qualified with 12.30 months reserves				3	1	C	A	C	A	C	A	C	A	C	A	Cleared
d126b6d1-145c-4ca9-8bf7-805b8485dfd1	301120038	d86b5180-86a1-e911-bdd2-f4e9d4a75ba2	1687		QM/Non-HPML		Credit		Missing Evidence of Property Taxes	Evidence of property taxes for subject property on the final application not provided.		07/08/2019: Lender provided LOE, mailing label and PCCD with property taxes corrected. Non-material per SFIG guidance, loan will be graded a B for all agencies. Exception cleared.	Years in Field Co-Borrower has 15 years in Field Disposable Income is higher than guideline minimum UW Guides require no disposable income, loan qualified with $XX,XXX.XX in disposable income Reserves are higher than guideline minimum UW Guides require no reserves, loan qualified with 12.30 months reserves				3	2	D	B	D	B	D	B	D	B	D	B	Cleared
d126b6d1-145c-4ca9-8bf7-805b8485dfd1	301120038	204b609e-884a-e911-bdd2-f4e9d4a75ba2	914		QM/Non-HPML		Credit		Missing income documentation	The Borrower's income is required to be documented with a W2 from the prior year. The loan file contains only a year end paystub from the prior year. Copy of the Borrower's prior year W2 is required to fulfill guidelines.	06/24/2019: XXXX W-2 was received X/XX/XXXX and condition was cleared at that time.XX/XX/XXXX: Received Borrower's XXXX W-2. Condition cleared.		Years in Field Co-Borrower has 15 years in Field Disposable Income is higher than guideline minimum UW Guides require no disposable income, loan qualified with $XX,XXX.XX in disposable income Reserves are higher than guideline minimum UW Guides require no reserves, loan qualified with 12.30 months reserves				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
a07b0a67-123e-40d7-9efa-c2eb0e6c871c	301123102	34b4d63e-c8af-e911-abc7-f4e9d4a75a52	2792		QM/Non-HPML		Credit		Missing Tax Transcripts	Transcripts not provided.		07/29/2019: Received 2 years tax transcripts. Condition cleared.	DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 37.79% FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 781 Reserves are higher than guideline minimum UW Guides required no reserves, loan qualified with 35.30 months reserves				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
e9ba600d-7175-4f15-932f-cd5da37ab40b	301172510	3dad5795-096c-e911-bdd2-f4e9d4a75ba2	3296		QM/Non-HPML		Compliance		Closing Disclosure document error	The Hazard Insurance Premium in section H of the final Closing Disclosure belongs in section F with the number of months paid as well. Provide corrected CD and LOE to the borrower.		05/11/19: Lender provided the corrected CD and LOE to the borrower. Non-material per SFIG guidance, loan will be graded a B for all agencies. Non-material per SFIG guidance, loan will be graded a B for all agencies	CLTV is lower than guideline maximum UW guides maximim CLTV is 80%, loan qualified with CLTV of 36.17%. FICO is higher than guideline minimum UW guides minimum FICO is 700, loan qualified with FICO of 780. Years Self Employed Borrowr has been self employed 14 years.				3	2	D	B	D	B	D	B	D	B	D	B	Acknowledged
e9ba600d-7175-4f15-932f-cd5da37ab40b	301172510	e46ea6df-d936-4c59-864b-85e767d21cfe	3227		QM/Non-HPML		Compliance		Missing Closing Disclosure / CD Not in File	The CD is missing from the loan file. The lender's tracking disclosure reflects the initial CD was send and E Signed by the borrower on XX/XX/XXXX.	05/05/2019: please see attached	05/05/2019: Audit reviewed initial CD, as well as electronic log showing the disclosures, when they were provided and when the borrower accessed them, and has determined that sufficient evidence was provided reflecting initial CD was viewed and acknowledged at least 3 days prior to consummation. Condition cleared.	CLTV is lower than guideline maximum UW guides maximim CLTV is 80%, loan qualified with CLTV of 36.17%. FICO is higher than guideline minimum UW guides minimum FICO is 700, loan qualified with FICO of 780. Years Self Employed Borrowr has been self employed 14 years.				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
e9ba600d-7175-4f15-932f-cd5da37ab40b	301172510	38f945fa-086c-e911-bdd2-f4e9d4a75ba2	824		QM/Non-HPML		Credit		Insufficient Reserves	0 mos. < 4.13 mos. required, per lender. Assets verified of $0.00, minus cash to close of $0.00 = $0.00 for reserves which is not sufficient for the subject and additional financed properties.	05/30/2019: Attached please find sufficient assets for reserves.	05/05/2019: Audit reviewed initial CD, as well as electronic log showing the disclosures, when they were provided and when the borrower accessed them, and has determined that sufficient evidence was provided reflecting initial CD was viewed and acknowledged at least 3 days prior to consummation. Condition cleared.	CLTV is lower than guideline maximum UW guides maximim CLTV is 80%, loan qualified with CLTV of 36.17%. FICO is higher than guideline minimum UW guides minimum FICO is 700, loan qualified with FICO of 780. Years Self Employed Borrowr has been self employed 14 years.				3	1	C	A	C	A	C	A	C	A	C	A	Cleared
e9ba600d-7175-4f15-932f-cd5da37ab40b	301172510	eaebcd69-0b6c-e911-bdd2-f4e9d4a75ba2	2794		QM/Non-HPML		Credit		Missing W-2	Lender's guidelines require 2 years' W-2. Two years' W-2 not provided.	06/11/2019: The borrower is 100% owner. We can document his W2 earnings on the 1125-E (Compensation of Officers) 05/14/2019: The borrower is self-employed. W2 forms are not required. Please rescind this condition.
06/14/2019: Audit acknowledges the client approved guideline exception for W2 documentation outside of Guidelines. Loan will be rated a B.06/11/2019: Audit reviewed the Lender Rebuttal, as well as documentation, and has determined that the Guideline requirement for Corporation are as follows:  When using W-2 income from a corporation that the borrower has at least 25% ownership interest in, the self employment documents listed above are required in addition to the W-2. Condition remains. 05/15/2019: Audit reviewed lender's response however per lender guidelines for Corporations, when using W-2 income from a corporation that the borrower has at least 25% ownership interest in also requires the W2's. The borrower was qualified using XXXXX and XXXX W-2 and K1 combined income however W'2's are missing. Condition remains.
													CLTV is lower than guideline maximum UW guides maximim CLTV is 80%, loan qualified with CLTV of 36.17%. FICO is higher than guideline minimum UW guides minimum FICO is 700, loan qualified with FICO of 780. Years Self Employed Borrowr has been self employed 14 years.				3	2	D	B	D	B	D	B	D	B	D	B	Acknowledged
e8a6e185-031d-4edf-abe8-b8b5aea0e925	301136533	706cb196-d2af-e911-abc7-f4e9d4a75a52	2792		QM/Non-HPML		Credit		Missing Tax Transcripts	Transcripts not provided.		08/01/2019: Received updated guidance from Client. Tax transcripts are not required if not utilized in AUS findings. Condition rescinded.	Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 31.09 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 38.93% FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 790				1	1	A	A	A	A	A	A	A	A	A	A	Rescind
1772c24e-f629-4452-9248-79f21353a473	301138631	39ecb422-4860-e911-bdd2-f4e9d4a75ba2	724		QM/Non-HPML		Credit		Missing Documentation	Disposition of property A on Schedule E of the XXXX tax returns and initial application. Property is not listed on final application and lender did not included in DTI. Documentation provided in file reflects joint purchase/ownership however missing evidence to support omission of debt from application and DTI. Additional conditions may apply.
06/12/2019: Per the Mortgage Statement that was previously provided, our borrowers are not obligated on the mortgage associated to this property. Our borrowers own 50% of the property (owned as joint tenants) per the Property Profile that was provided. We are hitting the borrower with half of the taxes and insurance - $XXX.XX/mo (taxes) and $XX.XX/mo (HOI, escrowed on mortgage statement). Attached are the updated DU Findings showing our DTI is still below 43%.X/XX/XXXX:  We are only required to obtain a 12 month payment history if the borrower is obligated on the mortgage debt. The mortgage statement that was provided confirms that our borrower is not obligated on the mortgage. Please rescind this condition.04/22/2019: XXXX XXXXX XXXXX XXXXXXX is not owned by our borrowers per the documentation that was provided with the initial loan delivery docs. Please rescind this condition.

06/12/2019: Audit reviewed the Lender Rebuttal, and has determined that the insurance and taxes were included in DTI for Property A. DTI of 36.02% is within guideline tolerance. Condition cleared.  05/01/2019:  Audit reviewed lender’s rebuttal and disagrees.  XXXX requirements for Debt paid by other is as follows: in order to exclude non-mortgage -or- mortgage debts from the borrower’s DTI ratio, the lender must obtain the most recent 12 months' canceled checks (or bank statements) from the other party making the payments that document a 12-month payment history with no delinquent payments. Provide the required 12-month history for property A on Schedule E of the XXXX tax returns (mortgage statement p161). Condition remains.04/22/2019: Audit reviewed the Lender Rebuttal, and has determined that FNMA requirements for Debt paid by other is as follows: in order to exclude NON-MORTGAGE -or- mortgage debts from the borrower’s DTI ratio, the lender must obtain the most recent 12 months' canceled checks (or bank statements) from the other party making the payments that document a 12-month payment history with no delinquent payments. Provide the required 12 month history for property A on Schedule E of the XXXX tax returns (mortgage statement p161). Condition remains. 04/22/2019: Audit reviewed the Lender Rebuttal, and has determined that FNMA requirements for Debt paid by other is as follows: in order to exclude NON-MORTGAGE -or- mortgage debts from the borrower’s DTI ratio, the lender must obtain the most recent 12 months' canceled checks (or bank statements) from the other party making the payments that document a 12-month payment history with no delinquent payments. Provide the required 12 month history for property A on Schedule E of the 2017 tax returns (mortgage statement p161). Condition remains.
													Years Self Employed Borrower has 18 years self-employed CLTV is lower than guideline maximum UW guides CLTV is 80%, loan qualified with CLTV of 63.47%. DTI is lower than guideline maximum UW guides maximum DTI is 43%, loan qualified with DTI of 38.37%.				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
389e14dd-bcef-4601-b36a-eccb17933368	301132960	0eb8ed03-e09a-e911-bdd2-f4e9d4a75ba2	22		QM/Non-HPML		Credit		Failure to obtain 3rd party verification of employment	The lender must verify the existence of the borrower's business within 120 calendar days prior to the note date - from a third party, such as a CPA, regulatory agency, or the applicable licensing bureau, if possible; or - by verifying a phone listing and address for the borrower's business using a telephone book, the Internet, or directory assistance. • The lender must document the source of the information obtained and the name and title of the lender's employee who obtained the information. The item required in the second bullet point was not provided	07/05/2019: See Attached VOB.	07/05/2019: Audit reviewed evidence for VOB document source, and has determined that Lender provided internal screen shot verifying date business was verified by underwriter. Condition cleared.	FICO is higher than guideline minimum UW Guides require FICO of 700 loan qualified with FICO of 741 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 39.72% Years Self Employed Borrower has 11 years Self Employed				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
fdf16ea9-3c96-4f27-9ed7-ea7cd4220f81	301133750	30ed45b1-2c5b-e911-bdd2-f4e9d4a75ba2	3254		QM/Non-HPML		Compliance		Information required for CD 'Contact Information' section not completed, or completed in error	The Final Closing Disclosure Contact Information section is incomplete. The License ID of the Settlement Agent is missing. Provide re-disclosed CD and letter of explanation.	04/18/2019: revised CD with correction was provided with loan package, please rescind	04/18/2019: Audit reviewed the Lender Rebuttal, and has determined that POST CLOSING CD's are graded B. Post Closing CD provided in the loan file reflected the License ID. Non-material per SFIG guidance, loan will be graded a B for all agencies.A Post Closing CD provided in the loan file reflected the License ID. Non-material per SFIG guidance, loan will be graded a B for all agencies.	DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 31.01% FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 722 Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 6.10 months reserves				3	2	D	B	D	B	D	B	D	B	D	B	Cleared
fdf16ea9-3c96-4f27-9ed7-ea7cd4220f81	301133750	23826c57-ba5b-e911-bdd2-f4e9d4a75ba2	3227		QM/Non-HPML		Compliance		Missing Closing Disclosure / CD Not in File	The Initial CD dated XX/XX/XXXX per Disclosure History is missing from the loan file. No Cure - Missing document not provided.	04/18/2019: please see attached	04/18/2019: Audit reviewed the initial CD, and has determined that documentation submitted is deemed acceptable. Condition cleared.	DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 31.01% FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 722 Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 6.10 months reserves				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
fdf16ea9-3c96-4f27-9ed7-ea7cd4220f81	301133750	d80b8457-295b-e911-bdd2-f4e9d4a75ba2	741		QM/Non-HPML		Credit		Failure to obtain Documentation	Client Overlay Exception, Client to Review : Non-permanent resident alien requirements should include a documented employment and income history including but not limited to two years of US tax returns and a history of visa renewals and no reason to believe employment will cease.	04/18/2019: This is not one of our Nationwide High Balance Overlays. Please rescind this condition.	04/22/2019: Client acknowledged overlay exception. Condition cleared. Loan will be rated a B for all agencies04/18/2019: Audit reviewed the Lender Rebuttal, and has determined that the Investor Overlays on High Balance Loans number nine (9) requires that Non-permanent resident alien requirements should include a documented employment and income history including but not limited to two years of US tax returns and a history of visa renewals and no reason to believe employment will cease. Condition remains.	DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 31.01% FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 722 Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 6.10 months reserves				3	2	D	B	D	B	D	B	D	B	D	B	Acknowledged
fdf16ea9-3c96-4f27-9ed7-ea7cd4220f81	301133750	ee51ba73-c2af-e911-abc7-f4e9d4a75a52	2792		QM/Non-HPML		Credit		Missing Tax Transcripts	Transcripts not provided.		07/30/2019: Received 2 years tax transcripts. Condition cleared.	DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 31.01% FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 722 Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 6.10 months reserves				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
fdf16ea9-3c96-4f27-9ed7-ea7cd4220f81	301133750	3fc96027-295b-e911-bdd2-f4e9d4a75ba2	76		QM/Non-HPML		Property		570 - Review Appraisal Missing	A CDA report was not provided in the loan file. CU Risk Score is C.		04/23/2019: The AVM report value of $XXX,XXX.XX to appraisal value of $XXXXXX.XX has variance which is less than maximum tolerance variance threshold of 10%. Confidence factor is within guidelines. AVM report is acceptable. Condition cleared.	DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 31.01% FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 722 Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 6.10 months reserves				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
4b8d2827-ab68-4ab8-9e39-b20a8751b3f2	301149471	54910d44-4e76-e911-bdd2-f4e9d4a75ba2	3228		QM/Non-HPML		Compliance		Missing Loan Estimate / LE Not in File	The LE, dated XX/XX/XXXX and XX/XX/XXXX are missing from the loan file as reflected on the disclosure summary. No Cure - Missing document not provided.	05/23/2019: please see attached05/17/2019: please see attached	05/23/2019: Audit reviewed initial LE’s, as well as electronic log showing the disclosures, when it was provided and when the borrower accessed it, and has determined that sufficient evidence was provided reflecting LE was viewed and acknowledged at least 4 days prior to consummation. Condition cleared. 05/17/2019: Audit reviewed the lender rebuttal and found no attachment to download. Condition remains.	FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 788 CLTV is lower than guideline maximum UW Guides maximum LTV of 80%, loan qualified with LTV of 75% Years Self Employed Borrower has 18 years Self Employed				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
4b8d2827-ab68-4ab8-9e39-b20a8751b3f2	301149471	12f69ee7-b407-4618-85f4-3322145a209f	3175		QM/Non-HPML		Compliance		Origination Charges - Section A on C.D. exceeds L.E. Fee (0% Variance) - not supported by C.O.C	The Origination Charges in Section A are subject to 0% variance. LE reflects a discount fee of $X,XXX with no resulting COC for any subsequent disclosures. Final CD reflects a discount fee of $XX,XXX for a variance/refund required of $XX,XXX. Provide corrected CD, evidence of Refund to the Borrower, letter of explanation and proof of delivery to the Borrower.	05/24/2019: The discount points of $X,XXX was from the initial unlocked LE issued on XX/XX/XXXX. The locked LE issued on XX/XX/XXXX shows discount points of $XX,XXX which matches the final CD - see attached.	05/24/2019: Audit reviewed LE dated XX/XX/XXXX (trailing docs), as well as COC (p81), and has determined that loan was locked and rate changed. Documentation submitted is deemed acceptable. Condition cleared.	FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 788 CLTV is lower than guideline maximum UW Guides maximum LTV of 80%, loan qualified with LTV of 75% Years Self Employed Borrower has 18 years Self Employed				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
4b8d2827-ab68-4ab8-9e39-b20a8751b3f2	301149471	22e2410a-4f76-e911-bdd2-f4e9d4a75ba2	73		QM/Non-HPML		Credit		Failure to obtain Evidence of Self Employment	The loan application indicated that the borrower was self-employed for 18.18 years. According to the program guidelines, documentation for a self-employed borrower requires an independent confirmation of self-employment, such as a copy of the business license or a letter from an accountant verifying the length and existence of the business. The loan file contained no verification of the borrower’s business #1 & 3 listed on the final application, rendering the subject mortgage ineligible for delivery to the investor.	6/21/2019: Please see the attached VOB for business 1 (XXX XXXXXX XXXXXXXXX). A VOB would not be required for business 3 (XXXXXXX XXXXX XXXXXXX) as income is not being used to qualify.	06/25/2019: Received satisfactory verification of business. Timing requirement met, condition cleared.	FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 788 CLTV is lower than guideline maximum UW Guides maximum LTV of 80%, loan qualified with LTV of 75% Years Self Employed Borrower has 18 years Self Employed				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
4b8d2827-ab68-4ab8-9e39-b20a8751b3f2	301149471	b2281ced-4c76-e911-bdd2-f4e9d4a75ba2	1		QM/Non-HPML		Credit		General Credit Exception	Provide proof of sale/disposition for REO on XXXX Schedule E not listed on current REO. Additional conditions may apply.	05/16/2019: Please see the attached showing our borrower has no ownership in this property.	05/16/2019: Audit reviewed evidence of sale for REO on XXXX Schedule E, and has determined that sufficient documentation was submitted to verify sale of property. Condition cleared.	FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 788 CLTV is lower than guideline maximum UW Guides maximum LTV of 80%, loan qualified with LTV of 75% Years Self Employed Borrower has 18 years Self Employed				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
4b8d2827-ab68-4ab8-9e39-b20a8751b3f2	301149471	1df02551-4c76-e911-bdd2-f4e9d4a75ba2	29		QM/Non-HPML		Credit		Insufficient asset documentation in file - assets do not cover closing costs	Verified assets of $XX,XXX less cash to close $XXX,XXX results in $XXX,XXX.XX shortage verified funds to close.		06/25/2019: Received verification of sufficient assets for cash to close and reserves. Condition Cleared.	FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 788 CLTV is lower than guideline maximum UW Guides maximum LTV of 80%, loan qualified with LTV of 75% Years Self Employed Borrower has 18 years Self Employed				3	1	C	A	C	A	C	A	C	A	C	A	Cleared
4b8d2827-ab68-4ab8-9e39-b20a8751b3f2	301149471	0043b080-b275-e911-bdd2-f4e9d4a75ba2	1702		QM/Non-HPML		Credit		Missing 4506-T	Missing signed 4506T for all businesses with a 25% or greater ownership by borrower,	05/17/2019: please see attached	05/17/2019: Audit reviewed executed 4506-T for businesses, and has determined that documentation submitted is deemed acceptable. Condition cleared.	FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 788 CLTV is lower than guideline maximum UW Guides maximum LTV of 80%, loan qualified with LTV of 75% Years Self Employed Borrower has 18 years Self Employed				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
4b8d2827-ab68-4ab8-9e39-b20a8751b3f2	301149471	57e5b459-b475-e911-bdd2-f4e9d4a75ba2	915		QM/Non-HPML		Credit		Missing asset documentation	The statement for account #3 on final application reflects transfer deposits of $XX,XXX, $X,XXX and $XXX. There is no evidence in the file documenting the source of the deposit. Additional conditions may apply.	6/21/2019: The large deposit threshold is $XX,XXX.XX (total income is $XX,XXX.XX), therefore these would not be considered large deposits that would need to be addressed. Please rescind this condition.	06/25/2019: Audit reviewed lender's rebuttal and bank statements. Source of funds is not required. Condition rescinded.	FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 788 CLTV is lower than guideline maximum UW Guides maximum LTV of 80%, loan qualified with LTV of 75% Years Self Employed Borrower has 18 years Self Employed				1	1	A	A	A	A	A	A	A	A	A	A	Rescind
4b8d2827-ab68-4ab8-9e39-b20a8751b3f2	301149471	ec9f76c1-4c76-e911-bdd2-f4e9d4a75ba2	724		QM/Non-HPML		Credit		Missing Documentation	Missing current balance and payment for HELOC opened XX/XX/XXXX. Additional conditions may apply.	6/21/2019: Please see the attached that was sent with the initial loan delivery docs. Please rescind this condition.	06/25/2019: Equity line agreement in the original loan file contains pages 1 & 7 of 8 and does not reflect a dollar amount or payment. Received on line banking printout verifying advance, amount of equity line and payment. Condition cleared.	FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 788 CLTV is lower than guideline maximum UW Guides maximum LTV of 80%, loan qualified with LTV of 75% Years Self Employed Borrower has 18 years Self Employed				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
4b8d2827-ab68-4ab8-9e39-b20a8751b3f2	301149471	c71d10a7-b275-e911-bdd2-f4e9d4a75ba2	1688		QM/Non-HPML		Credit		Missing Evidence of Taxes and Insurance	Missing verification of Taxes, insurance and HOA fees for REO properties 1 and 3 as listed on the final loan application.	05/16/2019: See attached proof of free and clear, HOI, taxes and HOA dues for REO #3 (XXX XXXXXXXXXXX XXXX XXXX.). Attached is also the mortgage statement for REO #1 (XXXX XXXXXXXXX XXXXX) showing both taxes and insurance are escrowed and proof of HOA dues.	05/16/2019: Audit reviewed documents for REO #1 and REO #3, and has determined that sufficient documentation was submitted to verify taxes, insurance and HOA payments. Condition cleared.	FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 788 CLTV is lower than guideline maximum UW Guides maximum LTV of 80%, loan qualified with LTV of 75% Years Self Employed Borrower has 18 years Self Employed				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
4b8d2827-ab68-4ab8-9e39-b20a8751b3f2	301149471	5d7b96ea-b275-e911-bdd2-f4e9d4a75ba2	914		QM/Non-HPML		Credit		Missing income documentation
Per Appendix Q, Self-employed consumers must provide the following information:  signed, dated individual tax returns, with all applicable tax schedules for the most recent two years;  for a corporation, “S” corporation, or partnership, signed copies of Federal business income tax returns for the last two years, with all applicable tax schedules and year to date profit and loss (P&L) statement and balance sheet. File is missing complete copy of XXXX & XXXX 1040's , 1120s and 1120 with all schedules and P&L and Balance Sheets for all 3 businesses listed on Final 1003. Additional conditions may apply.
											6/21/2019: Please see the attached complete XXXX and XXXX 1040’s, Business Tax Returns, Balance Sheets and Profit & Loss Sheets.	06/25/2019: Received XXXX/XXXX signed & dated personal and business tax returns. Condition cleared.	FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 788 CLTV is lower than guideline maximum UW Guides maximum LTV of 80%, loan qualified with LTV of 75% Years Self Employed Borrower has 18 years Self Employed				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
4b8d2827-ab68-4ab8-9e39-b20a8751b3f2	301149471	fff5ba6c-4d76-e911-bdd2-f4e9d4a75ba2	1703		QM/Non-HPML		Credit		Missing Third Party Fraud Tool Supporting Documentation	File is missing evidence of association for business name # 1 associated with borrower disclosed in alert #3 on XXXXXXXXXX. Additional conditions may apply.	6/21/2019: Please see the attached CPA LOX regarding XXX XXXXXX XXXXXX XXX.	06/25/2019: Received CPA letter explaining 1120 and 1120-S businesses. Business in question is #1 on page 364. Lender comment states getting docs, XX/XX/XXXX. Borrower provided explanation letter, dated XX/XX/XXXX, page 76, which states business has not been used for many years. Also, it is not reflected on tax returns. Lender addressed alert. Condition rescinded.	FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 788 CLTV is lower than guideline maximum UW Guides maximum LTV of 80%, loan qualified with LTV of 75% Years Self Employed Borrower has 18 years Self Employed				1	1	A	A	A	A	A	A	A	A	A	A	Rescind
e88e3429-4d0b-4e4e-8fa4-2b6509a6b578	301138868	0c9ee228-8f5c-e911-bdd2-f4e9d4a75ba2	1500		QM/Non-HPML		Credit		Missing Business Tax Returns	Per Appendix Q, Self-employed consumers must provide the following information: signed, dated individual tax returns, with all applicable tax schedules for the most recent two years; for a corporation, “S” corporation, or partnership, signed copies of Federal business income tax returns for the last two years, with all applicable tax schedules. Signed business returns not provided for XXXX 1120s.	06/11/2019: Please see the attached signed XXXX business tax returns.	06/12/2019: Lender provided signed 1120's for XXXX. Exception cleared.	Years Self Employed Borrower has verified 10 years Self Employed. Reserves are higher than guideline minimum UW Guides required 2 months reserves, loan qualified with 14.3 months reserves FICO is higher than guideline minimum :UW Guides require FICO of 700, loan qualified with FICO of 761				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
f7980a24-a132-484e-b536-44e8bc71f593	301139797	fc094a0c-5789-e911-bdd2-f4e9d4a75ba2	3227		QM/Non-HPML		Compliance		Missing Closing Disclosure / CD Not in File	The CD is missing from the loan file. The lender's disclosure tracker shows a CD was issued and E consented on XX/XX/XXXX.		06/13/2019: Audit reviewed lenders response, Lender provided the initial CD dated X/XX/XX. Condition cleared.					3	1	D	A	D	A	D	A	D	A	D	A	Cleared
f7980a24-a132-484e-b536-44e8bc71f593	301139797	eec996ed-5489-e911-bdd2-f4e9d4a75ba2	76		QM/Non-HPML		Property		570 - Review Appraisal Missing	A CDA report was not provided in file. CU Risk Score is 4.		06/13/2019: Audit reviewed lenders response, Lender provided an AVM. Exception cleared.					3	1	D	A	D	A	D	A	D	A	D	A	Cleared
bf56dca8-ba39-4c3e-a2f4-00bf9a974dd4	301150103	6e651b7b-77f6-42e9-ad2c-a20b63745ceb	3254		QM/Non-HPML		Compliance		Information required for CD 'Contact Information' section not completed, or completed in error	The final Closing Disclosure Contact Information section is incomplete. The NMLS or State/Contact St license ID of the Sellers Real Estate broker is missing. Provide re-disclosed CD and letter of explanation.	4/18/2019: Please rescind condition as the PCCD with the necessary corrections was included in the loan package.	04/16/2019: Post closing CD dated X/XX/XXXX reflect Sellers Real Estate broker's Contact St license ID. Non-material per SFIG guidance, loan will be graded a B for all agencies. Note loan is rated a B since correction was made post consummation.	FICO is higher than guideline minimum UW guidelines require FICO of 680, loan qualifies with FICO of 759 No Mortgage Lates UW guidelines require 0x30 lates within the most recent 24 months, loan qualifies with 0x30 lates within the most recent 99 months reporting on the credit report. Reserves are higher than guideline minimum UW guidelines require 0 reserves, loan qualifies with 35.20 months reserves.				3	2	D	B	D	B	D	B	D	B	D	B	Cleared
bf56dca8-ba39-4c3e-a2f4-00bf9a974dd4	301150103	240f9cca-b65f-e911-bdd2-f4e9d4a75ba2	22		QM/Non-HPML		Credit		Failure to obtain 3rd party verification of employment	Verification of the borrower’s business must be obtained within 30 calendar days prior to the note date via the following a third party verification, such as a CPA letter, VOE with the CPA or regulatory agency/applicable licensing bureau. Missing verification for the first SCH C business listed on the XXXX tax returns.	06/18/2019: Borrower is a loan originator with The XXXX XXXXX. This is verified on the borrowers schedule C, there was a current and active real estate broker or sales license uploaded to the file that was not expired at time of closing.4/18/2019: Please see the attached VOB. This was sent with the initial loan delivery docs. Please rescind.
06/18/2019: Audit reviewed evidence for VOE document source, and has determined that  Lender provided internal screen shot verifying date business was verified by underwriter.  Condition cleared.05/06/2019:  Received NMLS verification for Schedule C #1, loan originator.  Requirements for verifying self-employment:  • The lender must verify the existence of the borrower's business within 120 calendar days prior to the note date - from a third party, such as a CPA, regulatory agency, or the applicable licensing bureau, if possible; or - by verifying a phone listing and address for the borrower's business using a telephone book, the Internet, or directory assistance. • The lender must document the source of the information obtained and the name and title of the lender's employee who obtained the information.   The item required in the second bullet point was not provided.  Condition remains.04/22/2019:  Received license for Schedule C #2, real estate sales.  This was previously provided, page 333.  Third party verification for Schedule C #1, loan originator, not provided.    Requirements for verifying self-employment:  • The lender must verify the existence of the borrower's business within 120 calendar days prior to the note date - from a third party, such as a CPA, regulatory agency, or the applicable licensing bureau, if possible; or - by verifying a phone listing and address for the borrower's business using a telephone book, the Internet, or directory assistance. • The lender must document the source of the information obtained and the name and title of the lender's employee who obtained the information.   The item required in the second bullet point was not provided.  Condition remains.
													FICO is higher than guideline minimum UW guidelines require FICO of 680, loan qualifies with FICO of 759 No Mortgage Lates UW guidelines require 0x30 lates within the most recent 24 months, loan qualifies with 0x30 lates within the most recent 99 months reporting on the credit report. Reserves are higher than guideline minimum UW guidelines require 0 reserves, loan qualifies with 35.20 months reserves.				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
bf56dca8-ba39-4c3e-a2f4-00bf9a974dd4	301150103	6cd32916-5b60-e911-bdd2-f4e9d4a75ba2	76		QM/Non-HPML		Property		570 - Review Appraisal Missing	CDA report not provided in file. CU risk score is 5.		04/23/2019: The AVM report value of $XXX,XXX to appraisal value of $XXX,XXX has variance which is less than maximum tolerance variance threshold of 10%. Confidence factor is within guidelines. AVM report is acceptable. Condition cleared.	FICO is higher than guideline minimum UW guidelines require FICO of 680, loan qualifies with FICO of 759 No Mortgage Lates UW guidelines require 0x30 lates within the most recent 24 months, loan qualifies with 0x30 lates within the most recent 99 months reporting on the credit report. Reserves are higher than guideline minimum UW guidelines require 0 reserves, loan qualifies with 35.20 months reserves.				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
6c1830aa-bcc9-4357-b88b-a75886ff123d	301147133	ef68bb5e-ab87-e911-bdd2-f4e9d4a75ba2	3227		QM/Non-HPML		Compliance		Missing Closing Disclosure / CD Not in File	The initial CD is missing from the loan file. No Cure - Missing document not provided. The Disclosure History in file indicates initial Closing Disclosure provided and e-signed 10 days prior to date of consummation.	06/12/2019: please see attached 4-16 ICD, please clear	06/12/2019: Audit reviewed initial CD, as well as electronic log showing the disclosures, when they were provided and when the borrower accessed them, and has determined that sufficient evidence was provided reflecting initial CD was viewed and acknowledged at least 3 days prior to consummation. Condition cleared.					3	1	D	A	D	A	D	A	D	A	D	A	Cleared
6aea070f-b7b7-4401-9138-6b8655d6229d	301149466	1c8eb2c4-137c-e911-bdd2-f4e9d4a75ba2	1638		QM/Non-HPML		Credit		Failure to Satisfy Existing Debt	The Lender’s AUS item #12 requires satisfaction of account # 3, on credit report dated XX/XX/XXXX. Satisfaction not provided for HELOC of departure residence.	6/13/2019: Please see the attached Final Sale CD for XXXXXXXXXXXXX as well as proof of lien release for the HELOC with XXX.	06/14/2019: Received release of lien dated prior to closing. Condition cleared.	No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 24 months. Credit report verified 74 total months payment history with no late payments reported. Years on Job Borrower has 15 years with same company per VVOE Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 46.9 months reserves				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
7275d0e1-27be-41ac-aea3-5ef8a6ffaf4c	301180651	23a9f6a6-858c-e911-bdd2-f4e9d4a75ba2	22		QM/Non-HPML		Credit		Failure to obtain 3rd party verification of employment	The lender must verify the existence of the borrower's business within 120 calendar days prior to the note date - from a third party, such as a CPA, regulatory agency, or the applicable licensing bureau, if possible; or - by verifying a phone listing and address for the borrower's business using a telephone book, the Internet, or directory assistance. • The lender must document the source of the information obtained and the name and title of the lender's employee who obtained the information. The item required in the second bullet point was not provided.	06/18/2019: Please see the attached	06/18/2019: Audit reviewed evidence for VOE document source, and has determined that Lender provided internal screen shot verifying date business was verified by underwriter. Condition cleared.	CLTV is lower than guideline maximum UW guides maximum CLTV is 90%, loan qualified with CLTV of 79.62%. Reserves are higher than guideline minimum UW guides require 0 reserves, loan qualified with 4.70 months reserves. Years in Field Borrower has been in the same field 7 years.				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
7275d0e1-27be-41ac-aea3-5ef8a6ffaf4c	301180651	96090547-848c-e911-bdd2-f4e9d4a75ba2	76		QM/Non-HPML		Property		570 - Review Appraisal Missing	A CDA report was not provided. CU score 4.5	06/18/2019: AVM	06/18/2019: The AVM report value of $XX,XXX.XX to appraisal value of $XX,XXX.XX has variance which is less than maximum tolerance variance threshold of 10%. Confidence factor is within guidelines. AVM report is acceptable. Condition cleared.	CLTV is lower than guideline maximum UW guides maximum CLTV is 90%, loan qualified with CLTV of 79.62%. Reserves are higher than guideline minimum UW guides require 0 reserves, loan qualified with 4.70 months reserves. Years in Field Borrower has been in the same field 7 years.				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
77d6f3e6-ccad-4e23-bbdf-ba5fb6b01dc6	301175972	eba5d8bb-e177-e911-bdd2-f4e9d4a75ba2	1646		QM/Non-HPML		Credit		Failure to Verify Sale of Previous Property	File is missing the final Settlement Statement or Closing Disclosure verifying the departing residence on the final application was paid off and Borrower netted sufficient cash to close and/or reserves.	06/11/19: Please see the attached Final Settlement Statement. There is only one page. The document is stamped at the top.	06/13/19: Lender provided complete, certified ALTA Settlement Statement for the departing residence, exception cleared.05/31/2019: Lender provided final settlement statement however it is cut off and missing page 2 with signatures. Condition remains.	Reserves are higher than guideline minimum : UW Guides require zero months reserves, loan qualified with 14.70 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 21.40% FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 797of 41.653%				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
77d6f3e6-ccad-4e23-bbdf-ba5fb6b01dc6	301175972	51bf2bb3-e177-e911-bdd2-f4e9d4a75ba2	76		QM/Non-HPML		Property		570 - Review Appraisal Missing	A CDA report was not provided in the loan file. CU Risk Score is 5.		05/20/2019: The AVM report value of $XXX,XXX.XX to appraisal value of $XXX,XXX.XX has variance which is less than maximum tolerance variance threshold of 10%. Confidence factor is within guidelines. AVM report is acceptable. Condition cleared.	Reserves are higher than guideline minimum : UW Guides require zero months reserves, loan qualified with 14.70 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 21.40% FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 797of 41.653%				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
0c04bac7-07bc-48d9-96f1-601836be42d8	301154217	070c8158-9d8c-e911-bdd2-f4e9d4a75ba2	76		QM/Non-HPML		Property		570 - Review Appraisal Missing	A CDA report was not provided, CU score is 2.8.		06/18/2019: The AVM report value of $XXXXXX.XX to appraisal value of $XXXXXX.XX has variance which is less than maximum tolerance variance threshold of 10%. Confidence factor is within guidelines. AVM report is acceptable. Condition cleared.	CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 69.82% FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 684 Years in Field Borrower has 28 years in Field				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
54b06b67-de96-4f68-8ae7-13cef0af66eb	301154285	9d472680-ef6c-e911-bdd2-f4e9d4a75ba2	1		QM/Non-HPML		Compliance		General Compliance Exception	It could not be confirmed that the Borrower's Final CD disclosed any and all applicable Seller Paid fees, as the loan file did not contain any alternative documentation verifying the Seller Paid fees that may or may not have been applied to the transaction. Please provide a Final Seller CD or Final ALTA Settlement Statement that will show evidence any and all applicable Seller Paid fees applied to the transaction in order for compliance testing to be completed. 1026.19(f)(2)(iv) - Clerical Errors: Reg Z Non-Numeric Clerical error Cure within 60 days of consummation	05/06/2019: please see attached seller's final cd, please clear the condition	05/06/2019: Audit reviewed executed Seller CD, and has determined that documentation submitted is deemed acceptable. Condition cleared.					3	1	D	A	D	A	D	A	D	A	D	A	Cleared
54b06b67-de96-4f68-8ae7-13cef0af66eb	301154285	4cf1c597-396c-e911-bdd2-f4e9d4a75ba2	76		QM/Non-HPML		Property		570 - Review Appraisal Missing	A CDA report was not found in the loan file. CU risk score 3.1		05/06/2019: The AVM report value of $XXX,XXX to appraisal value of $XXX,XXX has variance which is less than maximum tolerance variance threshold of 10%. Confidence factor is within guidelines. AVM report is acceptable. Condition cleared.					3	1	D	A	D	A	D	A	D	A	D	A	Cleared
48e8e395-3848-4d72-bf26-357cb4fc1c10	301159322	a829fb20-467e-e911-bdd2-f4e9d4a75ba2	1646		QM/Non-HPML		Credit		Failure to Verify Sale of Previous Property	File is missing the final Settlement Statement or Closing Disclosure verifying the departing residence on the final application was/were paid off and Borrower netted sufficient cash to close and/or reserves. Estimated Settlement Statement was provided in the loan file. Additional conditions may apply.	06/12/2019: See attached.	06/25/2019: Missing doc provided, condition cleared.06/13/2019: Audit reviewed Lenders response, however; please provided documentation verifying the EMD of $XX,XXX.XX. Exception remains.	DTI is lower than guideline maximum DTI of 43%, loan qualified with DTI of 16.04% FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 781 Full Documentation The loan is full documentation				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
48e8e395-3848-4d72-bf26-357cb4fc1c10	301159322	bfb41078-6597-e911-bdd2-f4e9d4a75ba2	915		QM/Non-HPML		Credit		Missing asset documentation	Please provide documentation verifying $XX,XXX EMD.	07/03/2019: The EMD has been backed out of the available balance of the net proceeds received. There are enough funds to cover the cash to close and EMD, therefore additional documentation would not be required to source the EMD. Please rescind this condition.	07/03/2019: Audit reviewed proceeds from departure residence, and has determined that evidence of sufficient funds was reflected on said document to verify funds to close, as well as EMD. Condition cleared.	DTI is lower than guideline maximum DTI of 43%, loan qualified with DTI of 16.04% FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 781 Full Documentation The loan is full documentation				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
e40e6915-5fbd-4cf4-b478-c265c83e2ea6	301179534	ca00ad78-6197-e911-bdd2-f4e9d4a75ba2	1		QM/Non-HPML		Compliance		General Compliance Exception	It could not be confirmed that the Borrower's Final CD disclosed any and all applicable Seller Paid fees, as the loan file did not contain any alternative documentation verifying the Seller Paid fees that may or may not have been applied to the transaction. Please provide a Final Seller CD or Final ALTA Settlement Statement that will show evidence any and all applicable Seller Paid fees applied to the transaction in order for compliance testing to be completed. 1026.19(f)(2)(iv) - Clerical Errors: Reg Z Non-Numeric Clerical error Cure within 60 days of consummation.	07/03/2019: pls see attached, pls clear	07/03/2019: Audit reviewed Seller CD, and has determined that the documentation submitted is deemed acceptable. Condition cleared.	CLTV is lower than guideline maximum UW guides maximum CLTV is 90%, loan qualified with CLTV of 75%. DTI is lower than guideline maximum UW guides maximum DTI is 43%, loan qualified with DTI of 38.83%. FICO is higher than guideline minimum UW guides minimum FICO is 700, loan qualified with FICO of 787.				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
e40e6915-5fbd-4cf4-b478-c265c83e2ea6	301179534	0b15992a-d296-e911-bdd2-f4e9d4a75ba2	22		QM/Non-HPML		Credit		Failure to obtain 3rd party verification of employment	The lender must verify the existence of the borrower's business within 120 calendar days prior to the note date - from a third party, such as a CPA, regulatory agency, or the applicable licensing bureau, if possible; or - by verifying a phone listing and address for the borrower's business using a telephone book, the Internet, or directory assistance. • The lender must document the source of the information obtained and the name and title of the lender's employee who obtained the information. The item required in the second bullet point was not provided for Business #1 and #2.	07/01/2019: Please see attached. A VOB is not required for another business in which income is not being used from.	07/01/2019: Audit reviewed evidence for VOE document source, and has determined that Lender provided internal screen shot verifying date business was verified by underwriter. Condition cleared.	CLTV is lower than guideline maximum UW guides maximum CLTV is 90%, loan qualified with CLTV of 75%. DTI is lower than guideline maximum UW guides maximum DTI is 43%, loan qualified with DTI of 38.83%. FICO is higher than guideline minimum UW guides minimum FICO is 700, loan qualified with FICO of 787.				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
e40e6915-5fbd-4cf4-b478-c265c83e2ea6	301179534	87ac2477-d296-e911-bdd2-f4e9d4a75ba2	73		QM/Non-HPML		Credit		Failure to obtain Evidence of Self Employment	The loan application indicated that the borrower was self-employed for 6.08 years. According to the program guidelines, documentation for a self-employed borrower requires an independent confirmation of self-employment, such as a copy of the business license or a letter from an accountant verifying the length and existence of the business. The loan file contained no verification of the borrower’s business #2, rendering the subject mortgage ineligible for delivery to the investor.	07/01/2019: Please rescind as the borrower only has one business. The initial application only lists XXXXXX XXXXXXXXX XXXXXXXX and self-employed for 6 years. The final application lists the same business and no other businesses. Both the 2017 and 2018 tax returns only list this business and no others. Business tax returns were provided for XXXXXXXXX XXXXXXXX XXXXXXXX but since no income is being used from the business, a VOB is not required. A VOB was already provided for the Formula Automotive Group.	07/01/2019: Audit concurs with the Lender Rebuttal, and has determined that the XXXX 1065 Returns reflect no income for business 2, said entity is listed on the 1040 Schedule E as rental income. Verification of business is NOT required. Condition rescinded.	CLTV is lower than guideline maximum UW guides maximum CLTV is 90%, loan qualified with CLTV of 75%. DTI is lower than guideline maximum UW guides maximum DTI is 43%, loan qualified with DTI of 38.83%. FICO is higher than guideline minimum UW guides minimum FICO is 700, loan qualified with FICO of 787.				1	1	A	A	A	A	A	A	A	A	A	A	Rescind
e40e6915-5fbd-4cf4-b478-c265c83e2ea6	301179534	496d5ffd-d096-e911-bdd2-f4e9d4a75ba2	76		QM/Non-HPML		Property		570 - Review Appraisal Missing	A CDA report was not provided. CU score is 3.		07/01/2019: The AVM report value of $X,XXX,XXX.XX to appraisal value of $X,XXX,XXX.XX has variance which is less than maximum tolerance variance threshold of 10%. Confidence factor is within guidelines. AVM report is acceptable. Condition cleared.	CLTV is lower than guideline maximum UW guides maximum CLTV is 90%, loan qualified with CLTV of 75%. DTI is lower than guideline maximum UW guides maximum DTI is 43%, loan qualified with DTI of 38.83%. FICO is higher than guideline minimum UW guides minimum FICO is 700, loan qualified with FICO of 787.				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
1b7ad4c3-f350-476b-a54f-55cbc11d01f8	301180221	961c0cf5-a471-e911-bdd2-f4e9d4a75ba2	701		QM/Non-HPML		Credit		Failure to obtain Employment Verification	An employment verification dated within 30 days of note date as required per Appendix Q for loan to be deemed a Qualified Mortgage was not provided for borrower.	06/18/2019: See attached06/10/2019: Please see the attached screenshot from our imaging system showing that the VOB was uploaded on 4/1/19.05/17/2019: See attached VOB
06/20/2019:  Received satisfactory verification of business.  Timing requirement met. Condition cleared.06/18/2019: Audit reviewed evidence for VOB document source, and has determined that the internal screen shot verifies the date and underwriter, however it is missing the business it's associated with, condition remains. 06/12/2019: Audit reviewed Lenders response, however; please provide documentation that verifies the source of the information obtained and the name and title of the lender's employee who obtained the information. Exception remains.05/17/2019: Audit reviewed VOB, and has determined that the Business License submitted does NOT reflect the date pulled in order to verify the 30 day requirement for QM. Condition remains.
													DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 16.56% Reserves are higher than guideline minimum UW Guides require reserves of 0 months, loan qualifies with reserves of 32.30 months. FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 806.				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
840ae52f-5fbe-4657-bf76-7c36c32f368c	301197393	7c2d66f9-4597-e911-bdd2-f4e9d4a75ba2	22		QM/Non-HPML		Credit		Failure to obtain 3rd party verification of employment	The lender must verify the existence of the borrower's business within 120 calendar days prior to the note date - from a third party, such as a CPA, regulatory agency, or the applicable licensing bureau, if possible; or - by verifying a phone listing and address for the borrower's business using a telephone book, the Internet, or directory assistance. • The lender must document the source of the information obtained and the name and title of the lender's employee who obtained the information. The item required in the second bullet point was not provided.		06/28/2019: Received satisfactory verification of business. Timing requirement met. Condition cleared.	CLTV is lower than guideline maximum UW Guides maximum CLTV of 90%, loan qualified with CLTV of 68% DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 37.72% FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 750				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
840ae52f-5fbe-4657-bf76-7c36c32f368c	301197393	b6030f3e-8c97-e911-bdd2-f4e9d4a75ba2	21		QM/Non-HPML		Credit		Failure to Obtain Final Application (1003)	The final application reflects Other payment in the REO section for properties 1, 2, and 3 however the statements and documentation in file reflect no HOA fees. Provide a corrected 1003 or LOE of "Other fee". Additional conditions may apply.	6/27/2019: Other payment for REO 1, 2 and 3 is for expenses on Schedule E of XXXX 1040's (provided with loan file) less depreciation, mortgage interest if any, property taxes, and insurance that is already considered in the DTI of the properties. Please rescind..	06/26/2019: Lender provided explanation of other fees on final application. Per Agency guidelines, the initial loan application must include sufficient information for the underwriter to reach an informed decision about whether to approve the mortgage loan. The final loan application signed by the borrower must include all income and debts disclosed or identified during the mortgage process. A complete, signed, and dated version of the original and final Form 1003 or Form 1003(s) must be included in the mortgage file. Condition cleared.	CLTV is lower than guideline maximum UW Guides maximum CLTV of 90%, loan qualified with CLTV of 68% DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 37.72% FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 750				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
c59404dd-0c1e-4002-8936-c5853a90070f	301193918	3a53838a-e38d-e911-bdd2-f4e9d4a75ba2	2992		QM/Non-HPML		Credit		Assessor's Parcel Number is not consistent between Appraisal, Title, and/or Mortgage.	APN # does not match on the title.	06/26/2019: pls see attached affidavit and letter of intent, please clear	06/27/2019: Lender provided a notarized correction affidavit to update title parcel number and LOE stating they will record Deed of Trust. Exception cleared.	Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified wiht 3 months reserves Years in Field Borrower has 30 years in field. Co-Borrower has 15 years in field Years in Primary Residence Borrowers have 5 years in subject.				3	1	C	A	C	A	C	A	C	A	C	A	Cleared
4ac923d2-5086-41b2-91eb-9b798dd5734c	301227481	87accd1c-0f94-e911-bdd2-f4e9d4a75ba2	22		QM/Agency Safe Harbor		Credit		Failure to obtain 3rd party verification of employment	The lender must verify the existence of the borrower's business within 120 calendar days prior to the note date - from a third party, such as a CPA, regulatory agency, or the applicable licensing bureau, if possible; or - by verifying a phone listing and address for the borrower's business using a telephone book, the Internet, or directory assistance. • The lender must document the source of the information obtained and the name and title of the lender's employee who obtained the information. The item required in the second bullet point was not provided.	07/15/2019: Please see the attached supporting VOB approval docs.	07/15/2019: Audit reviewed evidence for VOB document source, and has determined that Lender provided internal screen shot verifying date business was verified by underwriter. Condition cleared.	Years Self Employed Borrower has 26 years Self Employed DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 35.46% FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 736				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
4ac923d2-5086-41b2-91eb-9b798dd5734c	301227481	46725e16-0f94-e911-bdd2-f4e9d4a75ba2	1457		QM/Agency Safe Harbor		Credit		Failure to Obtain a Fully Completed Loan Application	All pages of the final application was not provided. The Borrower Demographic attachment was not provided.		06/25/2019: Received all pages to executed final application. Condition cleared.	Years Self Employed Borrower has 26 years Self Employed DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 35.46% FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 736				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
4988de4f-b1a0-4cb2-b831-fd63d145b93f	301154203	4c5c5931-7e7d-e911-bdd2-f4e9d4a75ba2	22		QM/Non-HPML		Credit		Failure to obtain 3rd party verification of employment
SE: Requirements for verifying self-employment:  • The lender must verify the existence of the borrower's business within 120 calendar days prior to the note date - from a third party, such as a CPA, regulatory agency, or the applicable licensing bureau, if possible; or - by verifying a phone listing and address for the borrower's business using a telephone book, the Internet, or directory assistance. • The lender must document the source of the information obtained and the name and title of the lender's employee who obtained the information.   The item required in the second bullet point was not provided.
												06/05/2019: Received satisfactory verification of business. Timing requirement met. Condition cleared.	DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 35.95% FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 797 Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 32 months reserves				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
4988de4f-b1a0-4cb2-b831-fd63d145b93f	301154203	f01e4edf-627d-e911-bdd2-f4e9d4a75ba2	2789		QM/Non-HPML		Credit		Missing Executed Business Returns	Per Appendix Q, Self-employed consumers must provide the following information: signed, dated individual tax returns, with all applicable tax schedules for the most recent two years; for a corporation, “S” corporation, or partnership, signed copies of Federal business income tax returns for the last two years, with all applicable tax schedules. XXXX Signed business returns not provided for Business A & B on Schedule E Part II of XXXX tax return.		06/13/2019: Audit reviewed lender response, Lender provided the executed signature pages for Business A and Business B for XXXX. Condition cleared.	DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 35.95% FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 797 Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 32 months reserves				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
4988de4f-b1a0-4cb2-b831-fd63d145b93f	301154203	531f73e9-627d-e911-bdd2-f4e9d4a75ba2	2788		QM/Non-HPML		Credit		Missing Executed Personal Tax Returns	Per Appendix Q, Self-employed consumers must provide the following information: signed, dated individual tax returns, with all applicable tax schedules for the most recent two years. XXXX Signed returns not provided.		06/13/2019: Audit reviewed lender response, Lender provided the XXXX signed personal tax returns. Condition cleared.	DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 35.95% FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 797 Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 32 months reserves				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
f67080b6-3ee7-43ee-b901-3d3cd3b126ac	301154764	cce2080d-03af-43c7-a1a5-fffa59fc30ca	3312		QM/Non-HPML		Compliance		Amount Financed over disclosed (Exceeds $100 variance/threshold) for Purchase Transactions	The Amount Financed is over disclosed and exceeds allowable $XXX variance/threshold for Purchase Transactions. The final Closing Disclosure reflects an Amount Financed of $X,XXX,XXX.XX vs. actual $X,XXX,XXX.XX, an over disclosure of $XXX.XX. Provide corrected CD, letter of explanation, proof of delivery and re-open rescission, if applicable.		05/31/2019: Received explanation letter, air bill, copy of check and post consummation CD. Credit for APR fee provided. CD amount financed $X,XXX,XXX.XX vs. actual amount financed $X,XXX,XXX.XX Compliance testing passes. Condition cleared. Loan will be rated a B for all agencies.	Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 43.60 months reserves FICO is higher than guideline minimum UW Guides require 700 FICO, loan qualified with 799 FICO Years Self Employed Co-Borrower self employed 11.33 years				3	2	D	B	D	B	D	B	D	B	D	B	Acknowledged
f67080b6-3ee7-43ee-b901-3d3cd3b126ac	301154764	8f219d91-d457-498d-8b3d-0ecbf658d9ac	3210		QM/Non-HPML		Compliance		Finance Charge under disclosed (Exceeds $100 variance/threshold) for Purchase Transactions	The final Closing Disclosure reflects the Finance Charge as $XXX,XXX.XX vs. actual Finance Charge of $XXX,XXX.XX. An under disclosure of $XXX.XX which exceeds the $XXX allowable tolerance for Purchase Transactions. Provide corrected CD, evidence of Refund to the Borrower, letter of explanation and proof of delivery to the Borrower, re-open rescission if applicable.		05/31/2019: Received explanation letter, air bill, copy of check and post consummation CD. Credit for APR fee provided. CD finance charge $XXX,XXX.XX vs. actual finance charge $XXX,XXX.XX which is an over-disclosure. Compliance testing passes. Condition cleared. Loan will be rated a B for all agencies.	Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 43.60 months reserves FICO is higher than guideline minimum UW Guides require 700 FICO, loan qualified with 799 FICO Years Self Employed Co-Borrower self employed 11.33 years				3	2	D	B	D	B	D	B	D	B	D	B	Acknowledged
f67080b6-3ee7-43ee-b901-3d3cd3b126ac	301154764	ad20c064-aa97-4b2b-9e64-9711a511f844	3174		QM/Non-HPML		Compliance		Incorrect disclosure of Origination Charges - Section A	The Processing Fee paid to the broker reflected in section H of the final Closing Disclosure should be reflected in section A. Provide corrected CD and letter of explanation to the Borrower.		05/31/2019: Received explanation letter, air bill, copy of check and post consummation CD. Condition cleared. Loan will be rated a B for all agencies.05/10/2019: Non-material per SFIG guidance, loan will be graded a B for all agencies	Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 43.60 months reserves FICO is higher than guideline minimum UW Guides require 700 FICO, loan qualified with 799 FICO Years Self Employed Co-Borrower self employed 11.33 years				3	2	D	B	D	B	D	B	D	B	D	B	Acknowledged
f67080b6-3ee7-43ee-b901-3d3cd3b126ac	301154764	51d06f87-2873-e911-bdd2-f4e9d4a75ba2	701		QM/Non-HPML		Credit		Failure to obtain Employment Verification	The employment verification provided for the borrower is incomplete. Missing date VVOE was completed. If outside of 30 days from note, additional conditions may apply.	05/15/2019: See attached VVOE	05/15/2019: Audit reviewed the VOE documentation, and has determined that the document submitted was within 30 days prior to the Note date. Condition cleared.	Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 43.60 months reserves FICO is higher than guideline minimum UW Guides require 700 FICO, loan qualified with 799 FICO Years Self Employed Co-Borrower self employed 11.33 years				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
f67080b6-3ee7-43ee-b901-3d3cd3b126ac	301154764	0059642b-2273-e911-bdd2-f4e9d4a75ba2	76		QM/Non-HPML		Property		570 - Review Appraisal Missing	A CDA report was not provided. CU risk score of 2.6.		05/11/2019: The AVM report value of $X,XXX,XXX.XX to appraisal value of $X,XXX,XXX.XX has variance which is less than maximum tolerance variance threshold of 10%. Confidence factor is within guidelines. AVM report is acceptable. Condition cleared.	Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 43.60 months reserves FICO is higher than guideline minimum UW Guides require 700 FICO, loan qualified with 799 FICO Years Self Employed Co-Borrower self employed 11.33 years				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
6fabc65f-4ed3-4508-a167-c85dc3fcc1be	301154199	a476cc46-6981-e911-bdd2-f4e9d4a75ba2	2992		QM/Non-HPML		Credit		Assessor's Parcel Number is not consistent between Appraisal, Title, and/or Mortgage.	APN # does not match on the appraisal and title/mortgage.	6/4/19 CM: Please see attached. The APNs and legal description match between the appraisal and title/mortgage. Attached is the appraisal and the title commitment and mortgage/security instrument was already sent with the submission.	06/05/2019: Received updated appraisal report adding all APN #s. Note: Appraisal in original loan file, page 390, states all APN #s added to report dated X/XX per Lender’s request. The updated report was not provided in the original loan file. Condition cleared.	DTI is lower than guideline maximum Lender guidelines allow for a maximum DTI of 43%, loan qualified with a DTI of 28.7% LTV is lower than guideline maximum Lener uidelines allow for a maximum LTV of 70%, loan qualified with a LTV of 75% FICO is higher than guideline minimum Lender guidelines allow for a minimum FICO of 700, loan qualified with a FICO of 761				3	1	C	A	C	A	C	A	C	A	C	A	Cleared
6fabc65f-4ed3-4508-a167-c85dc3fcc1be	301154199	b81d4d89-8d81-e911-bdd2-f4e9d4a75ba2	22		QM/Non-HPML		Credit		Failure to obtain 3rd party verification of employment
The lender must verify the existence of the borrower's business within 120 calendar days prior to the note date - from a third party, such as a CPA, regulatory agency, or the applicable licensing bureau, if possible; or - by verifying a phone listing and address for the borrower's business using a telephone book, the Internet, or directory assistance. The lender must document the source of the information obtained and the name and title of the lender's employee who obtained the information. Missing documentation of the source of the information obtained and the name and title of the lender's employee who obtained the information for borrower. As well as a CPA letter, regulatory agency or applicable licensing bureau for the Borrower's Schedule C business on the XXXX tax return.
											6/3/19: Please see the attached documentation evidence who pulled the business information for XXX Properties and their title. A VOB is not required for the Schedule C business, as the income is not being used to qualify and determining if the business is active is not required.	06/05/2019: Received satisfactory verification of business. Timing requirement met. VOB for Schedule C not required. Condition cleared.	DTI is lower than guideline maximum Lender guidelines allow for a maximum DTI of 43%, loan qualified with a DTI of 28.7% LTV is lower than guideline maximum Lener uidelines allow for a maximum LTV of 70%, loan qualified with a LTV of 75% FICO is higher than guideline minimum Lender guidelines allow for a minimum FICO of 700, loan qualified with a FICO of 761				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
6fabc65f-4ed3-4508-a167-c85dc3fcc1be	301154199	ff78a365-7a81-e911-bdd2-f4e9d4a75ba2	2789		QM/Non-HPML		Credit		Missing Executed Business Returns	Self-employed Borrower: Per Appendix Q, Self-employed consumers must provide the following information: signed, dated individual tax returns, with all applicable tax schedules for the most recent two years; for a corporation, “S” corporation, or partnership, signed copies of Federal business income tax returns for the last two years, with all applicable tax schedules. The 2017 returns for Business B o Schedule E Part II are not executed.	6/7/19 CM: Please see attached.	06/11/2019: Lender provided signed page for 2017 business return for business B. Condition cleared.	DTI is lower than guideline maximum Lender guidelines allow for a maximum DTI of 43%, loan qualified with a DTI of 28.7% LTV is lower than guideline maximum Lener uidelines allow for a maximum LTV of 70%, loan qualified with a LTV of 75% FICO is higher than guideline minimum Lender guidelines allow for a minimum FICO of 700, loan qualified with a FICO of 761				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
b961b799-e011-4293-aa34-e4abefe5fbf4	301172526	ea90bc93-a56d-e911-bdd2-f4e9d4a75ba2	2788		QM/Non-HPML		Credit		Missing Executed Personal Tax Returns	Personal tax returns were provided in the loan file and used in overall income calculation. Per Appendix Q, signed, dated individual tax returns, with all applicable tax schedules are required. Signed returns not provided.		06/04/2018: Received signed/dated personal tax returns. Condition cleared.	FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 804 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 25.10% Reserves are higher than guideline minimum AUS requires 0 months reserves, loan qualified with 13.9 months reserves				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
f21befe3-a489-403d-ab21-371aee8cd026	301180649	6e062f13-8181-e911-bdd2-f4e9d4a75ba2	1		QM/Non-HPML		Compliance		General Compliance Exception	It could not be confirmed that the Borrower's Final CD disclosed any and all applicable Seller Paid fees, as the loan file did not contain any alternative documentation verifying the Seller Paid fees that may or may not have been applied to the transaction. Please provide a Final Seller CD or Final ALTA Settlement Statement that will show evidence any and all applicable Seller Paid fees applied to the transaction in order for compliance testing to be completed. 1026.19(f)(2)(iv) - Clerical Errors: Reg Z Non-Numeric Clerical error Cure within 60 days of consummation		05/31/2019: Lender provided seller CD. Condition cleared.					3	1	D	A	D	A	D	A	D	A	D	A	Cleared
f21befe3-a489-403d-ab21-371aee8cd026	301180649	295368ef-3b81-e911-bdd2-f4e9d4a75ba2	76		QM/Non-HPML		Property		570 - Review Appraisal Missing	CDA report was not provided in the loan file. CU score is 5.		05/30/2019: The AVM report value of $X,XXX,XXX to appraisal value of $X,XXX,XXX has variance which is less than maximum tolerance variance threshold of 10%. Confidence factor is within guidelines. AVM report is acceptable. Condition cleared.					3	1	D	A	D	A	D	A	D	A	D	A	Cleared
4e8e3be1-d908-4c5a-9b3c-459630d66c51	301159869	3ef56cec-9c87-e911-bdd2-f4e9d4a75ba2	21		QM/Non-HPML		Credit		Failure to Obtain Final Application (1003)	A final application for the subject transaction was not provided. Addition conditions may apply.	06/14/2019: pls see attached final 1003 please clear	06/14/2019: Audit reviewed executed Final 1003, and has determined that documentation submitted is deemed acceptable. Condition cleared.	FICO is higher than guideline minimum Lender guidelines allow a minimum FICO of 700, loan qualified with a FICO of 755 DTI is lower than guideline maximum Lender guidelines allow a maximum DTI of 43$, loan qualified with a DTI of 39.67% Reserves are higher than guideline minimum Lender guidelines did not require reserves, loan qualified with 6.9 months reserves.				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
d308d115-0970-4a5e-ab31-ce524a42f085	301155277	efa734e4-6273-e911-bdd2-f4e9d4a75ba2	724		QM/Non-HPML		Credit		Missing Documentation	Please provide documentation to show amount of net equity withdrawal on HELOC attached to property #1 on the final loan application. Calculation of payment required. Additional conditions may apply.	06/21/2019: Please see attachments06/10/2019: Please see attached for calculation and supporting docs on HELOC	06/21/2019: Audit review of the Post Closing CD reflecting secondary financing, Notification of the error (i.e., the letter to borrower) and Evidence of shipment for evidentiary purposes that were provided are deemed acceptable. Loan will be rated a 'B'.06/12/2019: Audit reviewed Lenders response, however; please provided documentation verifying the $XX,XXX.XX withdraw from HELOC. Exception remains.	DTI is lower than guideline maximum UW Guides maximum DTI is 43%, loan qualified with 30.09% DTI FICO is higher than guideline minimum UW Guides require 700 FICO, loan qualified with 764 FICO Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 8.60 months reserves				3	2	D	B	D	B	D	B	D	B	D	B	Cleared
bb0b262a-199d-4897-956d-3390d7aaa2a2	301155272	c9df631c-e486-e911-bdd2-f4e9d4a75ba2	3227		QM/Non-HPML		Compliance		Missing Closing Disclosure / CD Not in File	The initial CD dated XX/XX/XXXX per Disclosure History is missing from the loan file. No Cure.		06/06/2019: Received initial closing disclosure. Evidence it was acknowledged previously provided. Timing requirement met. Condition cleared.	Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 16.10months reserves Disposable Income is higher than guideline minimum Loan qualified with $7,763.95 in disposable income Years in Field Borrower has 6 years in Field				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
bb0b262a-199d-4897-956d-3390d7aaa2a2	301155272	9d2477f9-e386-e911-bdd2-f4e9d4a75ba2	1689		QM/Non-HPML		Credit		Missing Evidence of HOA Fees	Missing evidence of HOA dues for property #1 on the final loan application.	06/21/2019: The $XX.XX is showing as an other expense on only the Final CD because this was added in error into our system. There are no HOA dues or additional maintenance fees.	06/21/2019: Audit concurs with the Lender Rebuttal, and has determined that no evidence was provided to suggest an HOA. Condition cleared.06/13/2019: Audit reviewed lender response, Lender advised that 1003 indicates property is a single family residence and there are no HOA, however also on the 1003 there is $XX.XX included for insurance, maintenance, taxes & Misc, please provided documentation regarding the XX.XX. Condition maintained.	Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 16.10months reserves Disposable Income is higher than guideline minimum Loan qualified with $7,763.95 in disposable income Years in Field Borrower has 6 years in Field				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
98febdd2-9fc0-417a-bc43-2b9680ad965a	301155658	bd3f37a0-c56d-47be-84e5-0d9c9348866f	1		QM/Non-HPML		Compliance		General Compliance Exception	It could not be confirmed that the Borrower's Final CD disclosed any and all applicable Seller Paid fees, as the loan file did not contain any alternative documentation verifying the Seller Paid fees that may or may not have been applied to the transaction. Please provide a Final Seller CD or Final ALTA Settlement Statement that will show evidence any and all applicable Seller Paid fees applied to the transaction in order for compliance testing to be completed. 1026.19(f)(2)(iv) - Clerical Errors: Reg Z Non-Numeric Clerical error Cure within 60 days of consummation		06/03/2019: Received executed Seller CD. Condition cleared.					3	1	D	A	D	A	D	A	D	A	D	A	Cleared
c287cef8-82c3-4e05-947e-9b41dc8a97a9	301155613	22a5d6d0-84a8-46be-8615-55b120f26cdd	3269		QM/Non-HPML		Compliance		Lender Credits on Final Closing Disclosure at closing is inaccurate in relation to previous Initial disclosure(s)	The LE reflects a lender credit in the amount of $XXXX.XX. The lender credit decreased to $XXXX.XX on the CD with no indication of a valid COC to account for the $XXXX.XX decrease in the credit. No Cure		07/10/2019: Lender provided proof of the lock extension and relock, which were redisclosed to the borrower within 3 days. Exception cleared.06/27/2019: Non-material per SFIG guidance, loan will be graded a B for all agencies.					3	1	D	A	D	A	D	A	D	A	D	A	Cleared
c287cef8-82c3-4e05-947e-9b41dc8a97a9	301155613	e1c92744-ec98-e911-bdd2-f4e9d4a75ba2	76		QM/Non-HPML		Property		570 - Review Appraisal Missing	Missing a CDA report.		07/01/2019: The AVM report value of $XXX,XXX to appraisal value of $XXX,XXX has variance which is less than maximum tolerance variance threshold of 10%. Confidence factor is within guidelines. AVM report is acceptable.					3	1	D	A	D	A	D	A	D	A	D	A	Cleared
2ebf943d-e75f-4cca-bad2-bbe359f48189	301155609	e8c610ec-ea8d-e911-bdd2-f4e9d4a75ba2	22		QM/Non-HPML		Credit		Failure to obtain 3rd party verification of employment	The lender must verify the existence of the borrower's business within 120 calendar days prior to the note date - from a third party, such as a CPA, regulatory agency, or the applicable licensing bureau, if possible; or - by verifying a phone listing and address for the borrower's business using a telephone book, the Internet, or directory assistance. • The lender must document the source of the information obtained and the name and title of the lender's employee who obtained the information. The item required in the second bullet point was not provided.	06/21/2019: Attached please find the documented source of the information obtained and the name and title of the employee who obtained the information	06/21/2019: Audit reviewed evidence for VOB document source, and has determined that Lender provided internal screen shot verifying date business was verified by underwriter. Condition cleared.	CLTV is lower than guideline maximum UW guides maximum CLTV is 90%, loan qualified with CLTV of 59.88%. FICO is higher than guideline minimum UW guides minimum FICO is 680, loan qualified with FICO of 770. DTI is lower than guideline maximum UW guides maximum DTI is 43%, loan qualified with DTI of 40.96%.				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
7ea7fd86-4327-4bac-91b2-f16977327004	301160304	182942df-9476-e911-bdd2-f4e9d4a75ba2	1		QM/Non-HPML		Compliance		General Compliance Exception	It could not be confirmed that the Borrower's Final CD disclosed any and all applicable Seller Paid fees, as the loan file did not contain any alternative documentation verifying the Seller Paid fees that may or may not have been applied to the transaction. Please provide a Final Seller CD or Final ALTA Settlement Statement that will show evidence any and all applicable Seller Paid fees applied to the transaction in order for compliance testing to be completed. 1026.19(f)(2)(iv) - Clerical Errors: Reg Z Non-Numeric Clerical error Cure within 60 days of consummation.	05/15/2019: Please see attachment	05/16/2019: Lender provided Final ALTA Settlement statement with seller fees. Exception cleared.					3	1	D	A	D	A	D	A	D	A	D	A	Cleared
5233bbd5-e4f8-4229-8e23-de0668767f94	301158486	52e70574-ad71-e911-bdd2-f4e9d4a75ba2	2992		QM/Non-HPML		Credit		Assessor's Parcel Number is not consistent between Appraisal, Title, and/or Mortgage.	APN # does not match on the appraisal, title and/or mortgage.	05/13/2019: The parcel ID on the appraisal is XXX-XXX-XXX and the Title Commitment has XXX-XXX-XXX-X. This is an acceptable variation.	05/13/2019: Audit re-analyzed the APN number's on all pertinent documents, and has determined that the extra trailing digit is what is called a “check digit.” The computer does a math calculation of all the numbers in the assessor’s parcel number based on specific formula – if the answer to the math calculation matches the “check digit” the computer knows that the typist typed in the correct assessor’s parcel number combination. Condition cleared.	Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 16.20 months reserves DTI is lower than guideline maximum Loan qualified with a low DTI of 27.86% FICO is higher than guideline minimum Borrowers qualified with a high FICO score of 758				3	1	C	A	C	A	C	A	C	A	C	A	Cleared
8572eee4-3fca-49a8-9c96-397142f0c1d7	301158538	08d99b3f-7e8c-e911-bdd2-f4e9d4a75ba2	3296		QM/Non-HPML		Compliance		Closing Disclosure document error	Page 1 of the post funding CD reflects an updated Disbursement date which does not match the Prepaid Interest date listed under Section F. Prepaids.		06/12/2019: Non-material per SFIG guidance, loan will be graded a B for all agencies	Years on Job Borrower has 10.42 years on job Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 8.20 months reserves FICO is higher than guideline minimum UW Guides require 700 FICO, loan qualified with 759 FICO				3	2	D	B	D	B	D	B	D	B	D	B	Acknowledged
8572eee4-3fca-49a8-9c96-397142f0c1d7	301158538	4489c4da-778c-e911-bdd2-f4e9d4a75ba2	76		QM/Non-HPML		Property		570 - Review Appraisal Missing	A CDA report was not provided. CU risk score of 3.3.		06/21/2019: A CDA report reflecting a value $XXXXXXX.XX which is a 0.0% variance, was provided. Variance within acceptable tolerance. Condition Cleared.	Years on Job Borrower has 10.42 years on job Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 8.20 months reserves FICO is higher than guideline minimum UW Guides require 700 FICO, loan qualified with 759 FICO				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
3da30837-3871-4cd7-989c-9b1e8e936f94	301158537	28b2c6c7-aa88-e911-bdd2-f4e9d4a75ba2	22		QM/Non-HPML		Credit		Failure to obtain 3rd party verification of employment	The lender must verify the existence of the borrower's business within 120 calendar days prior to the note date - from a third party, such as a CPA, regulatory agency, or the applicable licensing bureau, if possible; or - by verifying a phone listing and address for the borrower's business using a telephone book, the Internet, or directory assistance. • The lender must document the source of the information obtained and the name and title of the lender's employee who obtained the information. The item required in the second bullet point was not provided for borrower.	06/13/2019: Please see attached.	06/13/2019: Audit reviewed evidence for VOE document source, and has determined that Lender provided internal screen shot verifying date business was verified by underwriter. Condition cleared.	CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 67.69%. Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 24 months reserves. FICO is higher than guideline minimum UW Guides require a FICO score 680, loan qualified with FICO of 797.				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
d926984d-f365-47a0-aa12-b9f0b94a1531	301172557	4c53937f-496b-e911-bdd2-f4e9d4a75ba2	724		QM/Non-HPML		Credit		Missing Documentation	The file is missing the mortgage statement for rental property #1 on the final application	06/03/2019: See the attached mortgage statement 05/07/2019: REO #1 is our subject property, XXXXXXXXXXXXXX. Please rescind this condition.	06/05/2019: Received evidence of P&I, taxes and insurance. Condition cleared.05/08/2019: Lender responded REO #1 is the subject property. Audit confirmed the property in question is the rental property #1, XXXXXXXXXXXX. The verification of the PITIA was not provided. Condition remains.06/05/2019: Received evidence of P&I, taxes and insurance. Condition cleared.05/08/2019: Lender responded REO #1 is the subject property. Audit confirmed the property in question is the rental property #1, 66 Wylam Dr. The verification of the PITIA was not provided. Condition remains.	FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 792. DTI is lower than guideline maximum UW Guides maximum DTI of 43.00%, loan qualified with DTI of 31.47% Reserves are higher than guideline minimum UW Guides require no months reserves, loan qualified with 201.60 months reserves				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
d926984d-f365-47a0-aa12-b9f0b94a1531	301172557	ee03ca5b-4a6b-e911-bdd2-f4e9d4a75ba2	1688		QM/Non-HPML		Credit		Missing Evidence of Taxes and Insurance	Evidence of property taxes for rental property #1 on the final application was not provided. Evidence of insurance for rental property #1, #2, #3 on the final application were not provided.	06/03/2019: Please see the attached proof of taxes and insurance 05/07/2019: REO #1 is our subject property, XXXXXXXXXXXXXX. Proof of taxes and insurance were provided with the initial loan delivery docs. See attached HOI for additional REO properties.	06/05/2019: Received evidence of P&I, taxes and insurance. Condition cleared.05/08/2019: Lender responded REO #1 is the subject property. Audit confirmed the property in question is the rental property #1, XXXXXXXXXXXX. The verification of the PITIA was not provided. Condition remains.	FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 792. DTI is lower than guideline maximum UW Guides maximum DTI of 43.00%, loan qualified with DTI of 31.47% Reserves are higher than guideline minimum UW Guides require no months reserves, loan qualified with 201.60 months reserves				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
84dd2a98-f1b2-4a0b-8990-96b6a7dbb49d	301159378	fb741cad-3851-4771-8aca-d7de765b55fd	3295		QM/Non-HPML		Compliance		Estimated Taxes, Insurance & Assessments on Closing Disclosure not reflected accurately	The final Closing Disclosure indicates the Estimated Taxes, Insurance and Assessments as $XXXX.XX a month vs. the calculated value of $XXXX.XX a month. The lender used the incorrect amount of $XX.XX for the HOA vs. the actual amount of $0.00.	5/17/2019: Please rescind condition, see attached HOA info that provides the $XX.XX fee to support the CD.	05/20/2019: Audit reviewed lender’s rebuttal and original loan file. Association’s verification of HOA dues located on page 103 and match the amount on the final closing disclosure. Condition rescinded.05/16/2019: Non-material per SFIG guidance, loan will be graded a B for all agencies	DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 32.30% No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report verifies 23 months payment history with no late payments reported Reserves are higher than guideline minimum UW Guides require no reserves, loan qualified with 8.70 months reserves				1	1	A	A	A	A	A	A	A	A	A	A	Rescind
84dd2a98-f1b2-4a0b-8990-96b6a7dbb49d	301159378	10a48362-0d78-e911-bdd2-f4e9d4a75ba2	94		QM/Non-HPML		Credit		Document Error	Inconsistency in vesting between 1003 and mortgage. Initial and Final applications in file indicate unmarried, mortgage vested as married.	06/18/2019: Attached please find 1003 and 1008 indicating borrowers as XXXXXXX.	06/18/2019: Audit reviewed revised 1003 and 1008, and has determined that the documentation submitted is deemed acceptable. Condition cleared.	DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 32.30% No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report verifies 23 months payment history with no late payments reported Reserves are higher than guideline minimum UW Guides require no reserves, loan qualified with 8.70 months reserves				3	1	C	A	C	A	C	A	C	A	C	A	Cleared
15113c45-d904-4a42-b81c-52b5edc9bccc	301159248	f67d3eca-2e77-e911-bdd2-f4e9d4a75ba2	3227		QM/Non-HPML		Compliance		Missing Closing Disclosure / CD Not in File	The Interim CD dated XX/XX/XXXX per Disclosure History provided is missing from the loan file. No Cure - Missing document not provided.		05/20/2019: Received interim closing disclosure. Condition cleared.	Years on Job Borrower has 7 years on job Reserves are higher than guideline minimum UW Guides require zero months reserves, loan qualified with 2.3 months reserves Disposable Income is higher than guideline minimum Loan qualified with $XXXX.XX in disposable income				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
15113c45-d904-4a42-b81c-52b5edc9bccc	301159248	0c3645a2-2e77-e911-bdd2-f4e9d4a75ba2	1667		QM/Non-HPML		Credit		Missing HUD from sale of other property owned	Final Hud-1 from departing residence evidencing liens paid and netting sufficient cash to close and or reserves was not provided. Additional conditions may apply.	06/10/2019: Please see attached.	06/10/2019: Audit reviewed true and certified copy of the Seller CD for departure residence, and has determined that the documentation submitted is deemed acceptable. Sufficient proceeds were verified for cash to close on subject property. Condition cleared.	Years on Job Borrower has 7 years on job Reserves are higher than guideline minimum UW Guides require zero months reserves, loan qualified with 2.3 months reserves Disposable Income is higher than guideline minimum Loan qualified with $XXXX.XX in disposable income				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
15113c45-d904-4a42-b81c-52b5edc9bccc	301159248	32fe0511-2f77-e911-bdd2-f4e9d4a75ba2	76		QM/Non-HPML		Property		570 - Review Appraisal Missing	A CDA report was not provided in the loan file. CU Risk Score is 5.	06/10/2019: CDA05/31/2019: AVM supporting value within 10% attached. The confidence score is Medium which is acceptable.
06/10/2019: A CDA report reflecting a value $XXXXXX.XX which is a 0.0% variance, was provided. Variance within acceptable tolerance. Condition Cleared.06/01/2019: Audit reviewed lender's response however directive is confidence score of 80% or above is required which was not met. Due diligence firm to order CDA report. Condition remains. 05/30/2019: The AVM report confidence score of 79.5% is below the required threshold of 80%. Due diligence firm to order CDA report.05/20/2019: The AVM report confidence score of 79.5% is below the required threshold of 80%. Due diligence firm to order CDA report.
													Years on Job Borrower has 7 years on job Reserves are higher than guideline minimum UW Guides require zero months reserves, loan qualified with 2.3 months reserves Disposable Income is higher than guideline minimum Loan qualified with $XXXX.XX in disposable income				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
64f85c99-cba3-4234-ab91-ce454f668007	301173154	1234acaa-aa6d-e911-bdd2-f4e9d4a75ba2	1		QM/Non-HPML		Credit		General Credit Exception	Per Appendix Q, a creditor must verify the consumer’s employment for the most recent two full years, and the consumer must explain any gaps in employment that span one or more months and Indicate if he/she was in school or the military for the recent two full years, providing evidence supporting this claim, such as college transcripts, or discharge papers. File is missing LOE regarding gap from XX/XX/XXXX to XX/XX/XXXX for Co-borrower. Gap in employment is required in order for loan to be classified as a Qualified Mortgage. Additional conditions may apply.	05/30/2019: Please rescind this condition as XX/XX/XXXX is over 2 years ago from the note date of XX/XX/XXXX.	06/19/2019: Audit reviewed Lender response; Lender provided Letter of explanation for the gap in employment from XX/XXXX to XX/XX/XXXX. Condition cleared.05/30/2019: Audit reviewed employment verification, and has determined that current employment VOE reflects a start date of XX/XX/XXXX and previous start and ending dates reflect XX/XXXX through XX/XXXX. Therefore, a Gap Letter is required to account for time between XX/XXXX to XX/XX/XXXX to fulfill the most recent two full years employment history per Appendix Q. Condition remains.	FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 790 Years on Job Borrower has 16.17 years on job No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report verifies 46 months payment history with no late payments reported				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
4ebe7887-5db3-4b04-ba00-7847eaa792c3	301159337	f09df799-4277-e911-bdd2-f4e9d4a75ba2	992		QM/Non-HPML		Credit		Invalid AUS	The Lender's Guidelines/Agency Guidelines require loan data to be resubmitted to DU if the data changes from the time the AUS was last run. The most recent AUS in file reflects a higher income, incorrect loan amount and lower DTI. Provide corrected AUS.	6/10/19 CM: Please see attached final AUS findings.	06/12/2019: Lender provided Final AUS utilized in Underwriting. Exception cleared.	Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with over 101 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 19.12% FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 794				3	1	C	A	C	A	C	A	C	A	C	A	Cleared
71ae0785-5e9c-4388-a1ec-42859c6215ea	301177408	40b19e42-3d81-41af-8e39-47936d1e332f	48		QM/Non-HPML		Compliance		Missing Affiliated Business Disclosure	Missing Affiliated Business Disclosure for the lender.		06/07/2019: Received lender’s disclosure dated within 3 days of the application date. Condition cleared. 05/16/2019: Received signed affiliated business disclosure for broker. Missing signed affiliated business disclosure for lender. Condition remains non-material, loan will be graded a B for all agencies.5.13.2019: Finding deemed non-material, loan will be graded a B for all agencies.	CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 48.26% FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 793 Years in Field Borrower has 16 years in Field				2	1	B	A	B	A	B	A	B	A	B	A	Cleared
71ae0785-5e9c-4388-a1ec-42859c6215ea	301177408	b4571cda-6073-e911-bdd2-f4e9d4a75ba2	3228		QM/Non-HPML		Compliance		Missing Loan Estimate / LE Not in File	The LE, dated XX/XX/XXXX, is missing from the loan file as reflected on Disclosure Tracker.
06/03/2019:  The increase in discount points from the 4/1/19 locked LE of $XX.XX rounded to $XX as required to the final CD of $XXXX.XX (i.e. $XXXX.XX) is due to the XX/XX/XXXX COC that increased the loan amount and decreased the interest rate. This reduced the lender credit for the rate by $XXXX.XX (i.e. $XXXX.XX to $XXXX.XX). As this was a lender paid broker compensation loan, the reduced lender credit for the rate resulted in increased discount points to the lender. Additionally, this also resulted in an increase in the lender paid broker compensation loan due to the increased loan amount of $XX (i.e. $XXXX to $XXXX.XX). Thus the total increase in the discount points is $XXXX.XX + $XX.XX = $XXXX.XX. See attached lock confirmations from the original XX/XX lock as well as updated after the XX/XX COC. See all the attached redisclosed XX/XX CD.

06/05/2019:  Received XX/XX and XX/XX lock confirmations verifying discount points.  Condition cleared.05/24/2019:  Received change in circumstance verifying loan amount and rate changes.  Discount point change is not addressed.  Please provide lock confirmation to verify increase in points.  Condition remains.05/16/2019:  Received XX/XX loan estimate which reflects interest rate 4.125%, loan amount $XXXXXXX and points $XX.  Initial CD reflects interest rate 4%, loan amount $XXXXXXX and points $XXXX.XX.  Final CD reflects interest rate 4%, loan amount $XXXXXXX and points $XXXX.XX.  Please provide change in circumstance to validate changes.  Condition remains.
													CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 48.26% FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 793 Years in Field Borrower has 16 years in Field				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
71ae0785-5e9c-4388-a1ec-42859c6215ea	301177408	c982dceb-6373-e911-bdd2-f4e9d4a75ba2	4		QM/Non-HPML		Credit		DTI Exceeds Guidelines	The Guidelines reflects a maximum allowable DTI of 43.00%. Due to the improper calculation of income for co-borrower, the actual DTI is 46.46%. Lenders calculation of income missing from file. Co-borrowers income averaged based in YTD, XXXX and XXXX due to receiving OT income and decrease in income for XXXX.	6/5/19 CM: Please see the attached documentation. This includes the Underwriter's calculation for the base and OT income. The borrower took time off and the employer verifies the exact dates of the time off (on page 4 of the VOE). The Underwriter took this into consideration when calculating the income and left detailed notes of the calculation used.	06/07/2019: Audit reviewed documents provided and original loan file. Recalculated income results in 40.62% DTI. Condition cleared.	CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 48.26% FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 793 Years in Field Borrower has 16 years in Field				3	1	C	A	C	A	C	A	C	A	C	A	Cleared
71ae0785-5e9c-4388-a1ec-42859c6215ea	301177408	bd69a113-6173-e911-bdd2-f4e9d4a75ba2	1702		QM/Non-HPML		Credit		Missing 4506-T	The AUS requires an executed 4506-T at application and/or closing. Executed 4506-T at application/closing not provided for borrower.		05/16/2019: Received signed 4506-T for each borrower. Conditions cleared.	CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 48.26% FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 793 Years in Field Borrower has 16 years in Field				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
71ae0785-5e9c-4388-a1ec-42859c6215ea	301177408	6d3ebc44-6473-e911-bdd2-f4e9d4a75ba2	2788		QM/Non-HPML		Credit		Missing Executed Personal Tax Returns	Per Appendix Q, Self-employed consumers must provide the following information: signed, dated individual tax returns, with all applicable tax schedules for the most recent year. Signed and complete copy of XXXX returns not provided and missing signed page for XXXX. Two years signed returns required for loan to be classified as a Qualified Mortgage.		05/15/2019: Lender provided XXXX and XXXX signature pages for taxes. AUS only requires most recent tax returns and audit confirmed file contains complete copy of XXXX tax returns. Condition cleared.	CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 48.26% FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 793 Years in Field Borrower has 16 years in Field				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
2b54a26e-e7a6-447a-81a2-ae9aeb3688cb	301180647	edc5bb9f-cf18-4657-9fca-8295afc734a5	3217		QM/Non-HPML		Compliance		CD Document does not match actual calculated values for Estimated Escrow	Added finding 06/13/2019: Received lender's property tax calculation. The final Closing Disclosure does not match actual calculated values for Estimated Escrow in the Projected Payments section. The borrower is escrowing for taxes/insurance and the calculated escrow payment should be $XXXX.XX. Provide corrected CD, letter of explanation, proof of delivery and re-open rescission, if applicable.	06/18/2019: please see attached CD	06/18/2019: Audit review of the Post Closing CD, Notification of the error (i.e., the letter to borrower) and Evidence of shipment for evidentiary purposes that were provided are deemed acceptable. Loan will be rated a 'B'.	Years on Job Borrower has been on the same job 6 years Reserves are higher than guideline minimum UW guidelines require 0 months reserves, loan qualfies with 3.60 months reserves FICO is higher than guideline minimum UW guidelines require FICO of 700 loan qualifies with FICO of 745				3	2	D	B	D	B	D	B	D	B	D	B	Acknowledged
2b54a26e-e7a6-447a-81a2-ae9aeb3688cb	301180647	da90a9fa-546b-4661-8f10-0aec9664bf65	3218		QM/Non-HPML		Compliance		CD Document does not match actual calculated values for Estimated Total Monthly Payment	Added finding 06/13/2019: Received lender's property tax calculation. The final Closing Disclosure does not match actual calculated values for Estimated Total Monthly Payment. The CD shows the payment amount as Years #1 - #30 $XXXX.XX , the calculated payment amount is Years #1 - #30 $XXXX.XX The lender utilized the incorrect amount of $XXXX.XX for property taxes vs the actual amount of $XXXX.XX . Provide corrected CD, letter of explanation, proof of delivery and re-open rescission, if applicable.	06/18/2019: please see attached CD	06/18/2019: Audit review of the Post Closing CD, Notification of the error (i.e., the letter to borrower) and Evidence of shipment for evidentiary purposes that were provided are deemed acceptable. Loan will be rated a 'B'.	Years on Job Borrower has been on the same job 6 years Reserves are higher than guideline minimum UW guidelines require 0 months reserves, loan qualfies with 3.60 months reserves FICO is higher than guideline minimum UW guidelines require FICO of 700 loan qualifies with FICO of 745				3	2	D	B	D	B	D	B	D	B	D	B	Acknowledged
2b54a26e-e7a6-447a-81a2-ae9aeb3688cb	301180647	45d5e2fa-9e5b-4f8d-8510-df4c6efcd6cf	3295		QM/Non-HPML		Compliance		Estimated Taxes, Insurance & Assessments on Closing Disclosure not reflected accurately	Added finding 06/13/2019: Received lender's property tax calculation. The final Closing Disclosure indicates the Estimated Taxes, Insurance and Assessments as $XXXX.XX a month vs. the calculated value of $XXXX.XX a month. The lender utilized the incorrect amount of $XXXX.XX for property taxes vs the actual amount of $XXXX.XX . (IN ESCROW) Provide corrected CD, letter of explanation, proof of delivery and re-open rescission, if applicable.	06/18/2019: please see attached CD	06/18/2019: Audit review of the Post Closing CD, Notification of the error (i.e., the letter to borrower) and Evidence of shipment for evidentiary purposes that were provided are deemed acceptable. Loan will be rated a 'B'.	Years on Job Borrower has been on the same job 6 years Reserves are higher than guideline minimum UW guidelines require 0 months reserves, loan qualfies with 3.60 months reserves FICO is higher than guideline minimum UW guidelines require FICO of 700 loan qualifies with FICO of 745				3	2	D	B	D	B	D	B	D	B	D	B	Acknowledged
2b54a26e-e7a6-447a-81a2-ae9aeb3688cb	301180647	e915e0fd-5482-e911-bdd2-f4e9d4a75ba2	1		QM/Non-HPML		Compliance		General Compliance Exception	It could not be confirmed that the Borrower's Final CD disclosed any and all applicable Seller Paid fees, as the loan file did not contain any alternative documentation verifying the Seller Paid fees that may or may not have been applied to the transaction. Please provide a Final Seller CD or Final ALTA Settlement Statement that will show evidence any and all applicable Seller Paid fees applied to the transaction in order for compliance testing to be completed. 1026.19(f)(2)(iv) - Clerical Errors: Reg Z Non-Numeric Clerical error Cure within 60 days of consummation.		05/31/2019: Lender provided seller CD. Condition cleared.	Years on Job Borrower has been on the same job 6 years Reserves are higher than guideline minimum UW guidelines require 0 months reserves, loan qualfies with 3.60 months reserves FICO is higher than guideline minimum UW guidelines require FICO of 700 loan qualifies with FICO of 745				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
2b54a26e-e7a6-447a-81a2-ae9aeb3688cb	301180647	d96bbbdf-3255-46a1-830d-67b2eebd2bb2	3250		QM/Non-HPML		Compliance		Information required for CD 'Loan Disclosures' section not completed, or completed in error	Added finding 06/13/2019: Received lender's property tax calculation. The Final CD completed in error for required data under the Loan Disclosures section for the field titled Escrow Account. The lender utilized the incorrect amount of $XXXX.XX for property taxes vs the actual amount of $XXXX.XX. Provide re-disclosed CD and letter of explanation.	06/18/2019: please see attached CD	06/18/2019: Audit review of the Post Closing CD, Notification of the error (i.e., the letter to borrower) and Evidence of shipment for evidentiary purposes that were provided are deemed acceptable. Loan will be rated a 'B'.	Years on Job Borrower has been on the same job 6 years Reserves are higher than guideline minimum UW guidelines require 0 months reserves, loan qualfies with 3.60 months reserves FICO is higher than guideline minimum UW guidelines require FICO of 700 loan qualifies with FICO of 745				3	2	D	B	D	B	D	B	D	B	D	B	Acknowledged
2b54a26e-e7a6-447a-81a2-ae9aeb3688cb	301180647	8fbe3582-5582-e911-bdd2-f4e9d4a75ba2	48		QM/Non-HPML		Compliance		Missing Affiliated Business Disclosure	File is missing the Affiliated Business Disclosure for the broker. If the broker is not affiliated with any other businesses, please provide an attestation stating such.		05/31/2019: Lender provided attestation stating broker has no affiliated business associated with this loan. Condition cleared. 05/29/2019: Finding deemed non-material, loan will be graded a B for all agencies	Years on Job Borrower has been on the same job 6 years Reserves are higher than guideline minimum UW guidelines require 0 months reserves, loan qualfies with 3.60 months reserves FICO is higher than guideline minimum UW guidelines require FICO of 700 loan qualifies with FICO of 745				2	1	B	A	B	A	B	A	B	A	B	A	Cleared
2b54a26e-e7a6-447a-81a2-ae9aeb3688cb	301180647	4865069c-8681-e911-bdd2-f4e9d4a75ba2	909		QM/Non-HPML		Credit		Missing AUS results	Missing final AUS results		06/05/2019: Received updated AUS findings. Condition cleared.	Years on Job Borrower has been on the same job 6 years Reserves are higher than guideline minimum UW guidelines require 0 months reserves, loan qualfies with 3.60 months reserves FICO is higher than guideline minimum UW guidelines require FICO of 700 loan qualifies with FICO of 745				3	1	C	A	C	A	C	A	C	A	C	A	Cleared
2b54a26e-e7a6-447a-81a2-ae9aeb3688cb	301180647	6438fcac-8681-e911-bdd2-f4e9d4a75ba2	1687		QM/Non-HPML		Credit		Missing Evidence of Property Taxes	Evidence of property taxes for subject property not provided. Monthly tax amount of $XXXX.XX is reflected on final Closing Disclosure, however the tax amount does not correspond with the monthly tax amount of $XXXX.XX per 1.25% of the purchase price. Additional conditions may apply.	6/11/19 CM: Please see the attached updated AUS and clear. Property taxes have been updated to 1.25% of the purchase price, as allowed on XXXXXXXXXXX purchase transactions. Taxes = $XXXXXXX * 1.25% = $XXXXX/year.6/3/2019: Please rescind, based on the attached information from the title commitment for the supplemental taxes. Tax amount is greater than 1.25% of the purchase price due to including supplemental taxes that were evidenced on title and the tax bill.	06/13/2019: Lender provided property tax calculation at 1.25% and updated AUS. Exception cleared.06/05/2019: Audit reviewed Lender’s rebuttal, document provided and title commitment. Per title taxes $XXXX.XX x 2 = $XXXX.XX. XXXX/XXXX supplemental tax $XXX.XX + $XXX.XX = $XXXX.XX. (due $XXX.XX/not utilized since past year). XXXX/XXXX supplemental tax $XXX.XX x 2 = $XXXX.XX. $XXXX.XX + XXXX.XX = $XXXX.XX/12 = $XXX.XX. Sales price $XXXXXXX x 1.25% =$ XXXXX + XXXX/XXXX supplemental $XXXX.XX = $XXXXXX.XX/12 = $XXXX.XX. Neither calculation matches lender figure of $XXXX.XX. Condition remains.	Years on Job Borrower has been on the same job 6 years Reserves are higher than guideline minimum UW guidelines require 0 months reserves, loan qualfies with 3.60 months reserves FICO is higher than guideline minimum UW guidelines require FICO of 700 loan qualifies with FICO of 745				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
f1e9abcb-1ad7-4b60-a5cb-0adae430bf49	301159369	73796d3e-e96a-e911-bdd2-f4e9d4a75ba2	724		QM/Non-HPML		Credit		Missing Documentation	Evidence of the final cash-out refinance CD for property #2 on the final application is missing from the loan file. The final application reflects the borrower received $XXXXXX. Additional conditions may apply.	06/10/19: Please see the attached signed Settlement Statement for the refi 05/13/2019: Please see the attached Final CD	06/12/19: Lender provided signed final ALTA settlement statement for the refinance of the REO, exception cleared.05/13/2019: Audit reviewed CD for property #2 listed on 1003, and has determined that an executed final CD or True and Certified copy of CD by Title company is required to validate closing and funds. Condition remains.	Disposable Income is higher than guideline minimum Loan qualified with $XXXX.XX in disposable income Years Self Employed Borrower has 36 years Self Employed Full Documentation Full documentation				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
464aaa5f-ea9a-4e05-8dd1-c1d31e002d1f	301160300	5c53d9d7-2586-e911-bdd2-f4e9d4a75ba2	3165		QM/Non-HPML		Compliance		Written List of Service Providers not found or did not disclose at least one available provider for each service you can shop for.	WLSP is blank. A detailed list of services which corresponds to the LE for services the borrower is permitted to shop for). No Cure - Missing document not provided.	06/11/2019: We treated this as no list was provided so all of the title charges were subject to 0% tolerance.	06/12/19: When no service providers are listed on the WLSP and there is no tolerance violation, exception remains, the exception is deemed non=material, loan will be graded B for all agencies.6/3/2019: Non-material per SFIG guidance, loan will be graded a B for all agencies.	FICO is higher than guideline minimum UW Guides require a FICO score 680 loan qualified with FICO of 776. Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 10.90 months reserves. Years on Job Borrower has 17.33 years on job.				3	2	D	B	D	B	D	B	D	B	D	B	Acknowledged
464aaa5f-ea9a-4e05-8dd1-c1d31e002d1f	301160300	eb9bea69-bf86-e911-bdd2-f4e9d4a75ba2	22		QM/Non-HPML		Credit		Failure to obtain 3rd party verification of employment
Verification of the borrower’s business must be obtained within 30 calendar days prior to the note date via the following a third party verification, such as a CPA letter, VOE with the CPA or regulatory agency/applicable licensing bureau. Missing verification of borrowers Schedule C business. Additionally, The lender must verify the existence of the borrower's business within 120 calendar days prior to the note date - from a third party, such as a CPA, regulatory agency, or the applicable licensing bureau, if possible; or - by verifying a phone listing and address for the borrower's business using a telephone book, the Internet, or directory assistance. • The lender must document the source of the information obtained and the name and title of the lender's employee who obtained the information.   The item required in the second bullet point was not provided.
											6/5/19 CM: Please rescind. No self-employment income is being used to qualify. There is only a self-employment loss included, but a loss does not require a VOB.	06/06/2019: Audit reviewed Lender's rebuttal and agrees. Self-employed loss was deducted from other income. Verification of business not required. Condition rescinded.	FICO is higher than guideline minimum UW Guides require a FICO score 680 loan qualified with FICO of 776. Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 10.90 months reserves. Years on Job Borrower has 17.33 years on job.				1	1	A	A	A	A	A	A	A	A	A	A	Rescind
83043b61-28aa-4692-bba4-3a5fc0932003	301200699	51f16969-168d-e911-bdd2-f4e9d4a75ba2	3296		QM/Non-HPML		Compliance		Closing Disclosure document error	The Homeowner's Insurance Premium in section F of the final Closing Disclosure is missing the name of the service provider and the number of months of the premium. Provide corrected CD and letter of explanation to the borrower.	06/13/19: Please see attachments	06/14/19: Lender provided corrected CD and letter of explanation, exception cured post close, this exception is deemed non-material per SFIG guidance, loan will be graded B for all agencies.06/12/2019: Non-material per SFIG guidance, loan will be graded a B for all agencies.					3	2	D	B	D	B	D	B	D	B	D	B	Acknowledged
83043b61-28aa-4692-bba4-3a5fc0932003	301200699	4c10aef2-5b8c-e911-bdd2-f4e9d4a75ba2	76		QM/Non-HPML		Property		570 - Review Appraisal Missing	A CDA report was not provided in the loan file. CU Risk Score is 3.3.		06/18/2019: A CDA provided reflecting a value of $XXXXXX which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.					3	1	D	A	D	A	D	A	D	A	D	A	Cleared
985d68bb-d088-4212-920e-224accf9a2cb	301160295	94d9f5a4-0478-e911-bdd2-f4e9d4a75ba2	3227		QM/Non-HPML		Compliance		Missing Closing Disclosure / CD Not in File	The CD dated XX/XX/XXXX as reflected on disclosure tracking report is missing from the loan file.	05/21/2019: uploaded XX/XX/XXXX CD	05/21/2019: Audit reviewed initial CD, as well as electronic log showing the disclosures, when they were provided and when the borrower accessed them, and has determined that sufficient evidence was provided reflecting initial CD was viewed and acknowledged at least 3 days prior to consummation. Condition cleared.					3	1	D	A	D	A	D	A	D	A	D	A	Cleared
985d68bb-d088-4212-920e-224accf9a2cb	301160295	0afcec88-0478-e911-bdd2-f4e9d4a75ba2	76		QM/Non-HPML		Property		570 - Review Appraisal Missing	A CDA report was not provided. CU score of 2.8.		05/20/2019: The AVM report value of $X,XXX,XXX to appraisal value of $X,XXX,XXX has variance which is less than maximum tolerance variance threshold of 10%. Confidence factor is within guidelines. AVM report is acceptable. Condition cleared.					3	1	D	A	D	A	D	A	D	A	D	A	Cleared
82812687-3c9a-44b9-abde-44c3b3a0d039	301178138	51831413-e682-e911-bdd2-f4e9d4a75ba2	22		QM/Non-HPML		Credit		Failure to obtain 3rd party verification of employment
The lender must verify the existence of the borrower's business within 120 calendar days prior to the note date - from a third party, such as a CPA, regulatory agency, or the applicable licensing bureau, if possible; or - by verifying a phone listing and address for the borrower's business using a telephone book, the Internet, or directory assistance. The lender must document the source of the information obtained and the name and title of the lender's employee who obtained the information. Missing documentation of the source of the information obtained and the name and title of the lender's employee who obtained the information for borrower.
												06/06/2019: Received satisfactory verification of business. Timing requirement met. Condition cleared.	Reserves are higher than guideline minimum UW Guides require no months reserves, loan qualified with21.10 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 13.85% Years Self Employed Borrower has 20.17 years Self Employed				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
eeea4705-c9c9-40a8-91a9-a72748f2db52	301160331	f521d8fa-316c-e911-bdd2-f4e9d4a75ba2	1596		QM/Non-HPML		Compliance		Missing Right To Cancel Form	ROR disclosure is not signed by the XXXXXXXXXXX.	06/11/19: please see attached	06/13/19: Lender provided new RTC form with re-opened rescission period and proof of delivery tot he borrower, rescission period has expired, exception cleared.					3	1	D	A	D	A	D	A	D	A	D	A	Cleared
094abd53-3289-4d76-bce9-2194a7e90c22	301180769	da43f5ff-9b97-e911-bdd2-f4e9d4a75ba2	1646		QM/Non-HPML		Credit		Failure to Verify Sale of Previous Property	File is missing the final Settlement Statement or Closing Disclosure verifying the departing residence on the final application was paid off and Borrower netted sufficient cash to close. Statement in file is a draft.	07/04/2019: Please see the attached Final Sale CD.	07/04/2019: Audit reviewed true and certified copy of the Final Seller's Statement for departure residence, and has determined that the documentation submitted is deemed acceptable. Sufficient proceeds were verified for cash to close on subject property. Condition cleared.	FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 806 Years in Field Borrower has 30 years in Field Disposable Income is higher than guideline minimum UW Guides require $0 in disposable income, loan qualified with $XXXX.XX in disposable income				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
094abd53-3289-4d76-bce9-2194a7e90c22	301180769	65cbe20d-af96-e911-bdd2-f4e9d4a75ba2	76		QM/Non-HPML		Property		570 - Review Appraisal Missing	A CDA report was not provided. CU Risk score 3.4		06/28/2019: The AVM report value of $XXXXXX.XX to appraisal value of $XXXXXX.XX has variance which is less than maximum tolerance variance threshold of 10%. Confidence factor is within guidelines. AVM report is acceptable. Condition cleared.	FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 806 Years in Field Borrower has 30 years in Field Disposable Income is higher than guideline minimum UW Guides require $0 in disposable income, loan qualified with $XXXX.XX in disposable income				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
0cf194a8-7ee9-49d3-bc8a-efa52912a13d	301227467	71710787-def6-4b3b-b471-0c7224962b56	1672		QM/Agency Safe Harbor		Compliance		Missing Initial Escrow Account Disclosure	The Initial Escrow Disclosure is missing.		07/03/2019: Received initial escrow disclosure. Timing requirement met. Condition cleared.06/22/2019: Finding deemed non-material, loan will be graded a B for all agencies.					3	1	D	A	D	A	D	A	D	A	D	A	Cleared
790fbda7-aa3a-4124-8dd4-b906641bcd04	301180069	9db47fae-0687-e911-bdd2-f4e9d4a75ba2	22		QM/Non-HPML		Credit		Failure to obtain 3rd party verification of employment
The lender must verify the existence of the borrower's business within 120 calendar days prior to the note date - from a third party, such as a CPA, regulatory agency, or the applicable licensing bureau, if possible; or - by verifying a phone listing and address for the borrower's business using a telephone book, the Internet, or directory assistance. The lender must document the source of the information obtained and the name and title of the lender's employee who obtained the information. Missing documentation of the source of the information obtained and the name and title of the lender's employee who obtained the information for borrower.
												06/06/2019: Received satisfactory verification of business. Timing requirement met. Condition cleared.	Reserves are higher than guideline minimum UW guidelines requires 0 months reserves, loan qualifies with 5.9 months reserves FICO is higher than guideline minimum UW guidelines require FICO of 700 loan qualifies with FICO of 769 Years in Field Borrower and co borrower have been in the field 20 years				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
09c3a42a-1198-4ead-bad1-ac573d29f909	301197130	2231b4c4-2482-e911-bdd2-f4e9d4a75ba2	2794		QM/Non-HPML		Credit		Missing W-2	AUS (DU) requires W-2 from previous year or a standard Verification of Employment (1005). File missing either XXXX W-2 or VOE. XXXX W-2 or VOE is required for loan to be considered a Qualified Mortgage. Additional conditions may apply.
6/17/19 CM: Please clear as XXXX earnings are not required to be documented. The 2 year employment history is documented and only base income is being used to qualify. With only using base income, only the prior year earnings need to be documented, per AUS, not 2 years of earnings. The borrower started with her current employer in XXXX, so a XXXX W2 is not available. The XXXX T4 was provided for the previous employer, documenting all of the prior year earnings. The XXXX T4 is not required for the previous employer. Please also see XXXXXXXXX B3-XX/XX/XXXX.6/10/19 CM: Please see attached documentation for XXXX earnings.
												06/20/2019: This is a high balance. Per AUS, document income using pay stub and W-2 from prior year of standard verification of employment form. Current pay stub and prior year T4 provided. Current employment start date XX/XX/XXXX. Previous employment XX/XX/XXXX-XX/XX/XXXX. AUS and QM requirements have been met. Condition rescinded. 06/12/2019: Audit reviewed Lenders response, however; please provide XXXX earnings T4 for borrower to complete the 2 year history. Exception remains.	DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 21.81% FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 768 Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 13.40 months reserves				1	1	A	A	A	A	A	A	A	A	A	A	Rescind
7f4e500f-f855-4247-9481-310af1fc3020	301177400	de1696b5-1c8d-e911-bdd2-f4e9d4a75ba2	701		QM/Non-HPML		Credit		Failure to obtain Employment Verification	The employment verification provided for borrower is inconsistent with loan documentation. Final 1003 and VVOE reflect self employment however, loan was approved and documentation provided for a W2 employee. Additional conditions may apply.	06/19/2019: Borrower ownership is less than 25%-see XXXX and XXXX K1 attached.	06/19/2019: Audit located documents via download attached to another finding, and has determined that K1's submitted verify less then 25% ownership. Condition cleared. 06/19/2019: Audit reviewed the lender rebuttal and found no attachment to download. Condition remains.	CLTV is lower than guideline maximum UW guides maximum CLTV is 90%, loan qualified with CLTV of 66.35%. DTI is lower than guideline maximum UW guides maximum DTI is 43%, loan qualified with DTI of 35.34%. FICO is higher than guideline minimum UW guides minimum FICO is 700, loan qualified with FICO of 803.				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
7f4e500f-f855-4247-9481-310af1fc3020	301177400	622ec6f6-1b8d-e911-bdd2-f4e9d4a75ba2	1703		QM/Non-HPML		Credit		Missing Third Party Fraud Tool Supporting Documentation	The third party fraud report reflects an alert. Evidence the Lender addressed alert not provided. Additional conditions may apply.	06/19/2019: Fraud Alert for Self employment. K1 XXXX and XXXX indicate less than 25% ownership.	06/19/2019: Audit reviewed K1's, and has determined that said documents submitted verify less then 25% ownership. Condition cleared.	CLTV is lower than guideline maximum UW guides maximum CLTV is 90%, loan qualified with CLTV of 66.35%. DTI is lower than guideline maximum UW guides maximum DTI is 43%, loan qualified with DTI of 35.34%. FICO is higher than guideline minimum UW guides minimum FICO is 700, loan qualified with FICO of 803.				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
818e7bce-b53b-4783-aac4-3771efb4c832	301218535	055323f1-2db2-e911-abc7-f4e9d4a75a52	21		QM/Agency Safe Harbor		Credit		Failure to Obtain Final Application (1003)	The business phone number is missing from the final 1003.		07/29/2019: Missing information sourced from other file documents. Loan will be graded a B	FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 783 Years in Field Borrower has 6 years in Field Years in Primary Residence Borrower has resided in subject for 10 years				3	2	D	B	D	B	D	B	D	B	D	B	Acknowledged
818e7bce-b53b-4783-aac4-3771efb4c832	301218535	59906550-27b2-e911-abc7-f4e9d4a75a52	992		QM/Agency Safe Harbor		Credit		Invalid AUS	The Agency Guidelines required loan data to be resubmitted to XXXX Desktop Underwriter if the data changes from the time the AUS was last run. The most recent AUS in file reflects a loan amount of $XXXXXX vs. the actual loan amount of $XXXXXX. Additional conditions may apply.		08/01/2019: Received revised AUS findings. Condition cleared.	FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 783 Years in Field Borrower has 6 years in Field Years in Primary Residence Borrower has resided in subject for 10 years				3	1	C	A	C	A	C	A	C	A	C	A	Cleared
f0c4339b-2e6a-4970-ac20-4998ff3b68b3	301172359	ed9588a6-2f86-e911-bdd2-f4e9d4a75ba2	724		QM/Non-HPML		Credit		Missing Documentation	Missing executed HELOC Request to Close Line of Credit Account from borrowers so that no further advances against it can be made. No evidence in file HELOC will be closed.		06/06/2019: Invalid Finding. Since the payoff on page 194 reflects "Fixed 2nd Mortgage" and the credit report reflects "Home Equity" and no Line of Credit, a HELOC close out letter is not required	LTV is lower than guideline maximum UW Guides maximum LTV of 80%, loan qualified with LTV of 64.67% Years on Job Borrower hass 18 years on job FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 750				1	1	A	A	A	A	A	A	A	A	A	A	Rescind
9621dfd1-721e-4e93-8af2-246050b45c1f	301172356	9e7d1a10-017f-e911-bdd2-f4e9d4a75ba2	22		QM/Non-HPML		Credit		Failure to obtain 3rd party verification of employment	The lender must verify the existence of the borrower's business within 120 calendar days prior to the note date - from a third party, such as a CPA, regulatory agency, or the applicable licensing bureau, if possible; or - by verifying a phone listing and address for the borrower's business using a telephone book, the Internet, or directory assistance. • The lender must document the source of the information obtained and the name and title of the lender's employee who obtained the information. The item required in the second bullet point was not provided.	5/30/19 See attached Vob	06/03/2019: Received satisfactory verification of business. Timing requirement met, condition cleared.	FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 726 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 26.68% CLTV is lower than guideline maximum UW Guides maximum CLTV of 90%, loan qualified with CLTV of 33.05%				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
9621dfd1-721e-4e93-8af2-246050b45c1f	301172356	59298292-597e-e911-bdd2-f4e9d4a75ba2	76		QM/Non-HPML		Property		570 - Review Appraisal Missing	A CDA report was not provided in the loan file.		05/30/2019: The AVM report value of $XXXXXXX to appraisal value of $XXXXXXX has variance which is less than maximum tolerance variance threshold of 10%. Confidence factor is within guidelines. AVM report is acceptable. Condition cleared.	FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 726 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 26.68% CLTV is lower than guideline maximum UW Guides maximum CLTV of 90%, loan qualified with CLTV of 33.05%				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
23683673-8add-4b16-a04b-09db4aff0ea7	301178137	10540e47-6b81-e911-bdd2-f4e9d4a75ba2	1740		QM/Non-HPML		Compliance		Missing Mortgage Rider	Missing PUD Rider.	5/29/2019: plse see attached pud rider, pls clear	05/31/2019: Received executed PUD rider. Condition cleared.	Reserves are higher than guideline minimum UW Guides require 2 months reserves, loan qualified with 6.40 months reserves DTI is lower than guideline maximum Loan qualified with a low DTI of 29.80% FICO is higher than guideline minimum Borrower qualified with a high FICO score of 813				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
23683673-8add-4b16-a04b-09db4aff0ea7	301178137	8355dc62-667e-e911-bdd2-f4e9d4a75ba2	724		QM/Non-HPML		Credit		Missing Documentation	Executed Home Equity Line of Credit (HELOC) closure letter reflecting HELOC was frozen and closed was not provided in the file.	06/10/2019: See attached HELOC Closure Letter.	06/12/2019: Lender provided HELOC closure letter. Condition cleared.	Reserves are higher than guideline minimum UW Guides require 2 months reserves, loan qualified with 6.40 months reserves DTI is lower than guideline maximum Loan qualified with a low DTI of 29.80% FICO is higher than guideline minimum Borrower qualified with a high FICO score of 813				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
5659751d-ccad-46e1-8b55-824d1aea6c8d	301172498	c9bdd8e1-6688-e911-bdd2-f4e9d4a75ba2	7		QM/Non-HPML		Credit		Cash out amount greater than guideline maximum	Client Overlay Exception, Client to Review - Cash out amount of $XXXXXXX.XX exceeds the maximum cash out of $XXXXXX allowed by the client.	06/20/2019: Please rescind as this is a Jumbo guideline and this loan is a XXXX XXXXXX.	06/20/2019: Audit reviewed the Lender Rebuttal, and has determined that maximum cash out of $XXXXXXX.XX allowed per Lender Guidelines. Condition rescinded.	FICO is higher than guideline minimum UW Guides require a FICO score 680, loan qualified with FICO of 750. Years Self Employed Borrower has 20 years Self Employed. Disposable Income is higher than guideline minimum UW Guides require $0.00 in disposable income, loan qualified with $XXXXX.XX in disposable income				1	1	A	A	A	A	A	A	A	A	A	A	Rescind
5659751d-ccad-46e1-8b55-824d1aea6c8d	301172498	2ddf8ea4-7488-e911-bdd2-f4e9d4a75ba2	22		QM/Non-HPML		Credit		Failure to obtain 3rd party verification of employment	The lender must verify the existence of the borrower's business within 120 calendar days prior to the note date - from a third party, such as a CPA, regulatory agency, or the applicable licensing bureau, if possible; or - by verifying a phone listing and address for the borrower's business using a telephone book, the Internet, or directory assistance. • The lender must document the source of the information obtained and the name and title of the lender's employee who obtained the information. The item required in the second bullet point was not provided.	06/20/2019: Please see attached. All VOBs were obtained and reviewed by the Senior Underwriter, XXXXXXXX XXXXXXX.	06/20/2019: Audit reviewed evidence for VOE document source, and has determined that Lender provided internal screen shot verifying date business was verified by underwriter. Condition cleared.	FICO is higher than guideline minimum UW Guides require a FICO score 680, loan qualified with FICO of 750. Years Self Employed Borrower has 20 years Self Employed. Disposable Income is higher than guideline minimum UW Guides require $0.00 in disposable income, loan qualified with $XXXXX.XX in disposable income				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
a385ff09-10cd-4265-9174-cd777f7fc7f6	301178532	39f4adec-318d-e911-bdd2-f4e9d4a75ba2	992		QM/Non-HPML		Credit		Invalid AUS	The Lender's Guidelines/Agency Guidelines require loan data to be resubmitted to DU if the data changes from the time the AUS was last run. The most recent AUS in file reflects and DTI of 34.78%. The AUS did not include the Borrower's monthly XXXXXX XXXXXXXXX payments. Including the monthly XXXXXX XXXXXXXXX payments increases the DTI to 42.57%.	06/18/2019: Please see attached updated AUS.	06/18/2019: Audit reviewed revised AUS, and has determined that documentation submitted is deemed acceptable. Condition cleared.	FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 797 No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report verifies 40 months payment history with no late payments reported Years in Primary Residence Borrower has 13.42 years on job				3	1	C	A	C	A	C	A	C	A	C	A	Cleared
0def73a1-c15a-4259-9ee2-1aad30327b17	301195730	0a7451a8-0686-e911-bdd2-f4e9d4a75ba2	3227		QM/Non-HPML		Compliance		Missing Closing Disclosure / CD Not in File	The initial CD is missing from the loan file.	06/06/2019: Please see attachment	06/11/2019: Lender provided Initial CD. Exception cleared.	DTI is lower than guideline maximum UW Guides maximum LTV of 75%, loan qualified with LTV of 56.59% Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 22.50 months reserves FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 798				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
0def73a1-c15a-4259-9ee2-1aad30327b17	301195730	ed3192f1-e386-e911-bdd2-f4e9d4a75ba2	7		QM/Non-HPML		Credit		Cash out amount greater than guideline maximum	Client Overlay Exception, Client to Review - Cash out amount of $XXXXXX.XX exceeds the maximum cash out of $XXXXXX allowed by the client.		06/24/2019: Audit reviewed guidelines, and has determined that maximum cash out of $XXXXXX.XX allowed per Lender guidelines. Condition cleared.06/20/2019: Audit reviewed Lender response; Lender advised that this does not apply, however this is a client overlay/observation. Condition Maintained.	DTI is lower than guideline maximum UW Guides maximum LTV of 75%, loan qualified with LTV of 56.59% Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 22.50 months reserves FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 798				3	1	C	A	C	A	C	A	C	A	C	A	Cleared
0def73a1-c15a-4259-9ee2-1aad30327b17	301195730	a50f5ead-e386-e911-bdd2-f4e9d4a75ba2	724		QM/Non-HPML		Credit		Missing Documentation	Missing executed HELOC Request to Close Line of Credit Account from borrowers so that no further advances against it can be made.		06/20/2019: Audit reviewed Lender response; Lender provided the signed Request to close line of credit. Condition cleared.	DTI is lower than guideline maximum UW Guides maximum LTV of 75%, loan qualified with LTV of 56.59% Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 22.50 months reserves FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 798				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
b8f4d961-daf2-42b6-8fe2-2772476fc82c	301173145	a34e30e3-5b97-e911-bdd2-f4e9d4a75ba2	22		QM/Non-HPML		Credit		Failure to obtain 3rd party verification of employment	The lender must verify the existence of the borrower's business within 120 calendar days prior to the note date - from a third party, such as a CPA, regulatory agency, or the applicable licensing bureau, if possible; or - by verifying a phone listing and address for the borrower's business using a telephone book, the Internet, or directory assistance. • The lender must document the source of the information obtained and the name and title of the lender's employee who obtained the information. The item required in the second bullet point was not provided.	06/28/2019: See attached supporting VOB documentation.	06/28/2019: Audit reviewed evidence for VOB document source, and has determined that Lender provided internal screen shot verifying date business was verified by underwriter. Condition cleared.	Years Self Employed Borrower has 11 years Self Employed DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 39.27% FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 765				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
b8f4d961-daf2-42b6-8fe2-2772476fc82c	301173145	99bf0bb4-5b97-e911-bdd2-f4e9d4a75ba2	76		QM/Non-HPML		Property		570 - Review Appraisal Missing	Review Appraisal Missing. CU Risk Score 3.		06/28/2019: The AVM report value of $XXXXXX.XX to appraisal value of $XXXXXX.XX has variance which is less than maximum tolerance variance threshold of 10%. Confidence factor is within guidelines. AVM report is acceptable. Condition cleared.	Years Self Employed Borrower has 11 years Self Employed DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 39.27% FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 765				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
90ed246f-81b1-49de-8de5-59a2a489ec73	301218531	c0024320-3c89-e911-bdd2-f4e9d4a75ba2	793		QM/Agency Safe Harbor		Credit		Failure to obtain Condo Questionnaire	The Condo Questionnaire is missing from the loan file. Additional conditions may apply.	07/02/2019: Please see the attached Condo Questionnaire.	07/02/2019: Audit reviewed Condo Questionnaire, and has determined that documentation submitted is deemed acceptable. Condition cleared.	Years in Field Borrower has 25 years in Field Years on Job Borrower has 9.42 years on job FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 777				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
90ed246f-81b1-49de-8de5-59a2a489ec73	301218531	3fe43150-3989-e911-bdd2-f4e9d4a75ba2	76		QM/Agency Safe Harbor		Property		570 - Review Appraisal Missing	A CDA report was not provided. CU score 5.		06/13/2019: AVM provided, AVM value within tolerance limits. Exception cleared.	Years in Field Borrower has 25 years in Field Years on Job Borrower has 9.42 years on job FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 777				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
de030d2c-577d-4081-a299-9b936986bb34	301180067	384f41df-8476-e911-bdd2-f4e9d4a75ba2	1		QM/Non-HPML		Compliance		General Compliance Exception	It could not be confirmed that the Borrower's Final CD disclosed any and all applicable Seller Paid fees, as the loan file did not contain any alternative documentation verifying the Seller Paid fees that may or may not have been applied to the transaction. Please provide a Final Seller CD or Final ALTA Settlement Statement that will show evidence any and all applicable Seller Paid fees applied to the transaction in order for compliance testing to be completed. 1026.19(f)(2)(iv) - Clerical Errors: Reg Z Non-Numeric Clerical error Cure within 60 days of consummation	05/22/2019: please see attached	05/24/2019: Received certified Seller closing disclosure. Condition cleared.05/15/2019: Non-material per SFIG guidance, loan will be graded a B for all agencies.	CLTV is lower than guideline maximum UW Guides maximum CLTV is 90%, loan qualified with 80% CLTV FICO is higher than guideline minimum UW Guides require 700 FICO, loan qualified with 769 FICO Years on Job Borrower has 9.42 years on job				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
de030d2c-577d-4081-a299-9b936986bb34	301180067	70a945ac-8776-e911-bdd2-f4e9d4a75ba2	1667		QM/Non-HPML		Credit		Missing HUD from sale of other property owned	Final Hud-1 from departing residence for Borrower #3 on the final application evidencing liens paid and netting sufficient cash to close and or reserves was not provided. Additional conditions may apply.	06/12/2019: See attached Final Sale Settlement Statement	06/13/2019: Lender provided Final HUD for departing property. Exception cleared.	CLTV is lower than guideline maximum UW Guides maximum CLTV is 90%, loan qualified with 80% CLTV FICO is higher than guideline minimum UW Guides require 700 FICO, loan qualified with 769 FICO Years on Job Borrower has 9.42 years on job				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
de030d2c-577d-4081-a299-9b936986bb34	301180067	7bdc4d05-8876-e911-bdd2-f4e9d4a75ba2	914		QM/Non-HPML		Credit		Missing income documentation	Client Overlay Exception, Client to Review. Overlays require lender to document a 3-year continuance from the note date in order to use pension income.	6/4/19 CM: Please rescind as the documentation required was included with the submission. (Also attached for reference).	06/06/2019: Received letter verifying pension is a lifetime benefit. Document located on page 586 of original loan file. Condition rescinded.	CLTV is lower than guideline maximum UW Guides maximum CLTV is 90%, loan qualified with 80% CLTV FICO is higher than guideline minimum UW Guides require 700 FICO, loan qualified with 769 FICO Years on Job Borrower has 9.42 years on job				1	1	A	A	A	A	A	A	A	A	A	A	Rescind
5fe47741-ee37-454d-8ffc-d7c2f9936d98	301203510	8c106e4c-c005-46cf-977c-25e86a7ad293	1		QM/Non-HPML		Compliance		General Compliance Exception	It could not be confirmed that the Borrower's Final CD disclosed any and all applicable Seller Paid fees, as the loan file did not contain any alternative documentation verifying the Seller Paid fees that may or may not have been applied to the transaction. Please provide a Final Seller CD or Final ALTA Settlement Statement that will show evidence any and all applicable Seller Paid fees applied to the transaction in order for compliance testing to be completed.	06/26/2019: pls see attached	07/02/2019: Audit reviewed the Seller CD and has determined that the document conforms to the sales contract and is deemed acceptable. Condition cleared.XX/XX/XXXX: Audit reviewed Lenders response, however; Seller CD provided is a Draft and not Final. Exception remains.	DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 35.77% Full Documentation Full documentaion loan FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 800				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
5fe47741-ee37-454d-8ffc-d7c2f9936d98	301203510	44498c82-dc8e-e911-bdd2-f4e9d4a75ba2	22		QM/Non-HPML		Credit		Failure to obtain 3rd party verification of employment	The lender must verify the existence of the borrower's business within 120 calendar days prior to the note date - from a third party, such as a CPA, regulatory agency, or the applicable licensing bureau, if possible; or - by verifying a phone listing and address for the borrower's business using a telephone book, the Internet, or directory assistance. • The lender must document the source of the information obtained and the name and title of the lender's employee who obtained the information. The item required in the second bullet point was not provided.		06/26/2019: Received satisfactory verification of business. Timing requirement met. Condition cleared.	DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 35.77% Full Documentation Full documentaion loan FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 800				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
5fe47741-ee37-454d-8ffc-d7c2f9936d98	301203510	a74798d5-c991-e911-bdd2-f4e9d4a75ba2	724		QM/Non-HPML		Credit		Missing Documentation	Missing evidence that the 2 REO’s that are reflected on the XXXX 1040 Schedule E have been sold. Additional conditions may apply	6/24/19 CM: Please see attached. XXXXX XXXXXXX XXXXX XXXXXX is not owned by the borrower and does not need to be included in the REOs. XXXXX XXXXXXXXX XXX is partially owned by the borrower but because it is a commercial property (evidenced by Schedule E and the property search) and the borrower is not obligated on a mortgage for it, it does not need to be included in the REOs either.	06/26/2019: Received evidence Property C on Schedule E is not owned by borrower. Property profile reflects industrial and no open liens for Property A. Schedule E reflects commercial. If the investment property (rental or speculative) is commercial space or apartment complexes (not 1-4 residential properties), they are exempt. Condition cleared.06/26/2019: Escalated to management for further review	DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 35.77% Full Documentation Full documentaion loan FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 800				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
5fe47741-ee37-454d-8ffc-d7c2f9936d98	301203510	832421e5-dc8e-e911-bdd2-f4e9d4a75ba2	2789		QM/Non-HPML		Credit		Missing Executed Business Returns	Per Appendix Q, Self-employed consumers must provide the following information: signed, dated individual tax returns, with all applicable tax schedules for the most recent two years; for a corporation, “S” corporation, or partnership, signed copies of Federal business income tax returns for the last two years, with all applicable tax schedules. Signed business returns not provided.		06/26/2019: Received signed/dated business tax returns. Condition cleared.	DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 35.77% Full Documentation Full documentaion loan FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 800				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
5fe47741-ee37-454d-8ffc-d7c2f9936d98	301203510	11fe53f3-dc8e-e911-bdd2-f4e9d4a75ba2	2788		QM/Non-HPML		Credit		Missing Executed Personal Tax Returns	Per Appendix Q, Self-employed consumers must provide the following information: signed, dated individual tax returns, with all applicable tax schedules for the most recent two years. Signed returns not provided.		06/26/2019: Received signed/dated personal tax returns. Condition cleared.	DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 35.77% Full Documentation Full documentaion loan FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 800				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
9c102c44-e648-4c61-86cc-cc40b2618df0	301175617	8dc036d5-1b89-e911-bdd2-f4e9d4a75ba2	840		QM/Non-HPML		Credit		Failure to Obtain Hazard Insurance Declaration	A hazard insurance declaration for the subject property was not provided. The policy in file states the effective date of the policy is XX/XX/XXXX vs. the insurance binder shows an effective date of XX/XX/XXXX. Provide evidence the hazard insurance was effective on the consummation date of the loan.		06/13/2019: Audit reviewed Lender response, Lender provided the Hazard insurance binder showing effective date of XX/XX/XXXX. Exception cleared.06/04/2019: Any liability or issue that may potentially exist would fall on the original creditor and not necessarily fall on an assignee, as insurance coverage is in fact in place on the transaction, and coverage is sufficient.	DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 35.12% FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 784 Years in Field Borrower has 19 years in Field				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
fe7c52b8-d502-4f43-89c2-b6784e90b3c7	301178118	0c289a2e-9a87-e911-bdd2-f4e9d4a75ba2	3296		QM/Non-HPML		Compliance		Closing Disclosure document error	The final Closing Disclosure reflects the Secondary Financing in section H. Secondary Financing is required to be disclosed in Section L. Provide a letter of explanation and re-disclosure of the correct information.		06/05/2019: Non-material per SFIG guidance, loan will be graded a B for all agencies.					3	2	D	B	D	B	D	B	D	B	D	B	Cleared
945b0417-aeaf-4e7e-be5f-9fc5acf492c7	301180354	2102a6b3-6d76-e911-bdd2-f4e9d4a75ba2	1646		QM/Non-HPML		Credit		Failure to Verify Sale of Previous Property	File is missing the final Settlement Statement or Closing Disclosure verifying the departing residence on the final application was paid off and Borrower netted sufficient cash to close. File only contains an "estimated" Closing Statement, Additional conditions may apply.		121	FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 762 Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 9.20 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 22.16%				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
a6c1acb7-b110-4ac3-8f11-825d17b3a7d3	301180645	3265ed23-f98d-e911-bdd2-f4e9d4a75ba2	76		QM/Non-HPML		Property		570 - Review Appraisal Missing	A CDA report was not provided in the loan file. CU risk score of 5.		06/20/2019: A CDA provided reflecting a value of $XXX,XXX which is a 0% variance. Variance within acceptable tolerance. Condition cleared.					3	1	D	A	D	A	D	A	D	A	D	A	Cleared
16d81775-2217-45a8-946a-dd094300ba9c	301177199	3e489556-427e-e911-bdd2-f4e9d4a75ba2	852		QM/Non-HPML		Credit		Failure to Obtain Required Documentation	Executed Home Equity Line of Credit (HELOC) closure letter reflecting HELOC was frozen and closed was not provided in the file.		06/13/2019: Audit reviewed lender response, Lender provided a copy of the HELOC close out letter. Exception cleared.	FICO is higher than guideline minimum UW Guides require 700 FICO, loan qualified with 757 FICO DTI is lower than guideline maximum UW Guides maximum DTI is 43%, loan qualifed with DTI of 31.43% Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 29.60 months reserves				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
16d81775-2217-45a8-946a-dd094300ba9c	301177199	11724d39-427e-e911-bdd2-f4e9d4a75ba2	76		QM/Non-HPML		Property		570 - Review Appraisal Missing	A CDA report was not provided. CU score of 2.7.		06/04/2019: A CDA provided reflecting a value of $X,XXX,XXX which is a 0% variance. Variance within acceptable tolerance. Condition cleared.05/30/2019: The AVM report value of $XXX,XXX to appraisal value of $X,XXX,XXX has a variance which is greater than maximum tolerance variance threshold of 10%. Due diligence firm to order CDA report.	FICO is higher than guideline minimum UW Guides require 700 FICO, loan qualified with 757 FICO DTI is lower than guideline maximum UW Guides maximum DTI is 43%, loan qualifed with DTI of 31.43% Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 29.60 months reserves				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
45acd6f8-881d-4ebe-b801-d22963ba5523	301193865	483e9e83-ac15-4e85-ac3d-49cbd3074db8	3269		QM/Non-HPML		Compliance		Lender Credits on Final Closing Disclosure at closing is inaccurate in relation to previous Initial disclosure(s)	The CD dated XX/XX/XXXX reflects a lender credit in the amount of $X,XXX.XX. The lender credit decreased to $X,XXX.XX on the final CD with no indication of a valid COC to account for the $XXX.XX decrease in the credit. Provide re-disclosed CD and letter of explanation.	06/17/2019: The difference is due to the borrower requesting a lock extension on X/XX/XXThe related lock confirmation was included in the loan file and serves as the COC. See attached redisclosed X/XX/XX CD. Please clear	06/19/2019: Lender provided CD dated XX/XX/XXX and Rate Lock on PG 354 was Lock extension/Credit decrease. Valid COC. Exception cleared.06/12/2019: This finding is deemed non material per SFIG and rated a B.					3	1	D	A	D	A	D	A	D	A	D	A	Cleared
b520fcd7-fe02-4c9f-9468-e31529f8d6b2	301177432	d4ea02e0-c7f6-4430-8274-ead44c509a68	3254		QM/Non-HPML		Compliance		Information required for CD 'Contact Information' section not completed, or completed in error	The final Closing Disclosure Contact Information section is incomplete. The State/Contact St license ID of the Borrowers Real Estate Broker and Sellers Real Estate broker is missing. Provide re-disclosed CD and letter of explanation.	06/10/2019: Please see attachments	06/12/2019: Lender provided PCCD and LOE. Cured post-close. Non-material finding, loan will be graded a B for all agencies.06/05/2019: Non-material per SFIG guidance, loan will be graded a B for all agencies.	Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 115.90 months reserves FICO is higher than guideline minimum UW Guides require 700 FICO, loan qualified with 761 FICO Years on Job Borrower has 21.42 years on job				3	2	D	B	D	B	D	B	D	B	D	B	Acknowledged
b520fcd7-fe02-4c9f-9468-e31529f8d6b2	301177432	396e5349-d486-e911-bdd2-f4e9d4a75ba2	1667		QM/Non-HPML		Credit		Missing HUD from sale of other property owned	Final Hud-1 from departing residence on the final application evidencing liens paid and netting sufficient cash to close and or reserves was not provided. Additional conditions may apply.	6/21/19 CM: Please see attached.6/12/19 CM: Please see attached.	06/24/2019: Lender provided Final Settlement Statement for departing property. Exception cleared.06/13/19: The Final ALTA Settlement Statement provided for review is not signed by the borrower or stamped/certified by the settlement agent, exception remains.	Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 115.90 months reserves FICO is higher than guideline minimum UW Guides require 700 FICO, loan qualified with 761 FICO Years on Job Borrower has 21.42 years on job				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
20a80f45-21cc-4fc0-9ed4-eab6fa739e47	301177430	a6175f87-fd90-e911-bdd2-f4e9d4a75ba2	724		QM/Non-HPML		Credit		Missing Documentation	Guidelines require proof of the security deposit or first month’s rent paid to the homeowner when primary home is converting to a rental. File is missing proof of payment to borrower of $X,XXX for security deposit and/or first months rent.	06/27/2019: Attached please find the security deposit check from tenant -also see item # 27 of the lease agreement stating remaining $XXXX to be provide on XXXX 1st -effective date of lease.06/24/2019: Hello, Attached please find XXXX guideline requirement for a security deposit from tenant is not required. Please rescind.
06/27/2019: Audit re-analyzed loan documents, and has determined that sufficient evidence was provided within the loan file to verify 25% equity in the property (p490, Sales Price; p76 Mtg Stmt). An executed Lease located on page 210 with 12 month term from XX/XX/XXXX thru XX/XX/XXXX. Deposit due XX/XX/XXXX, however $XXX paid (as per p214, lease) in good faith prior to due date along with copy of check.  Condition rescinded.   06/24/2019: Audit reviewed Lenders response, however; Guidelines per program description on Rate Lock: Primary Conversion Rental IncomeRental income from a primary conversion is ineligible to be used to qualify unless one of the following exceptions is documented.• 25% equity in the existing primary residence as evidenced by: o an exterior only appraisal (2055) that is unexpired o Comparing the unpaid principal balance to the original sales price of that property.• Evidence the borrower is relocated, for employment-related reasons, and the location of the new employment is at least XXX miles from current primary residence. When one of the following exceptions a copy of the lease with a minimum of 1-year duration as well as proof of the security deposit or first month’s rent paid to the homeowner is required. Exception remains.
													FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 748 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 39.60% Reserves are higher than guideline minimum UW Guides required no reserves, loan qualified with 29.7 months reserves				1	1	A	A	A	A	A	A	A	A	A	A	Rescind
04524f77-27d6-400b-907e-9fec6471ce60	301203601	5a5c329c-fc90-e911-bdd2-f4e9d4a75ba2	22		QM/Non-HPML		Credit		Failure to obtain 3rd party verification of employment	• The lender must verify the existence of the borrower's business within 120 calendar days prior to the note date - from a third party, such as a CPA, regulatory agency, or the applicable licensing bureau, if possible; or - by verifying a phone listing and address for the borrower's business using a telephone book, the Internet, or directory assistance. • The lender must document the source of the information obtained and the name and title of the lender's employee who obtained the information. The item required in the second bullet point was not provided.		06/25/2019: Received satisfactory verification of business. Timing requirement met, condition cleared.	DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 39.34% FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 812 Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 4.20 months reserves				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
e574ab44-353e-4cff-bc4a-18df13244550	301237545	640ec454-089d-e911-bdd2-f4e9d4a75ba2	724		QM/Agency Safe Harbor		Credit		Missing Documentation	Transaction requires closure of a HELOC. File has an unsigned HELOC Termination Letter prepared by HELOC Lender to Suspend & Close Line of Credit. Provide an executed copy of the HELOC Termination Letter and Letter of explanation to the borrower along with proof of delivery.	07/30/2019: Please see attached.	07/30/2019: Audit reviewed executed HELOC Closure Authorization, and has determined that the document requests the closure and lien release of said HELOC account. Condition cleared.	No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 24 months. Credit report verified 99+ total months payment history with no late payments reported. DTI is lower than guideline maximum UW Guides maximum DTI of 43.00%, loan qualified with a DTI of 26.81% Years on Job Co-Borrower has 15.5 years on job per VVOE’s & WVOE.				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
bea15e85-1e6f-42b6-a9b5-5201e4e9f9d6	301192095	9e2d9582-0c82-e911-bdd2-f4e9d4a75ba2	1		QM/Non-HPML		Compliance		General Compliance Exception	It could not be confirmed that the Borrower's Final CD disclosed any and all applicable Seller Paid fees, as the loan file did not contain any alternative documentation verifying the Seller Paid fees that may or may not have been applied to the transaction. Please provide a Final Seller CD or Final ALTA Settlement Statement that will show evidence any and all applicable Seller Paid fees applied to the transaction in order for compliance testing to be completed. 1026.19(f)(2)(iv) - Clerical Errors: Reg Z Non-Numeric Clerical error Cure within 60 days of consummation.		06/06/2019: Audit reviewed the Seller CD and has determined that the document conforms to the sales contract and is deemed acceptable. Condition cleared.					3	1	D	A	D	A	D	A	D	A	D	A	Cleared
c1f7aa3d-2020-43e8-b53e-a6fe0ae774d3	301177425	6edd91de-bc84-e911-bdd2-f4e9d4a75ba2	2992		QM/Non-HPML		Credit		Assessor's Parcel Number is not consistent between Appraisal, Title, and/or Mortgage.	APN # does not match on the appraisal, title and/or mortgage.	06/12/2019: The Parcel ID on the Appraisal (XXX-XXX-XXX) is only off by one digit from the Parcel ID on the Title Commitment and Mortgage (XXX-XXX-XXX-X). The legal description on both the Appraisal, Title Commitment and Mortgage are all matching (Lot XX, Tract XXXX). Please rescind this condition.	06/12/2019: Audit re-analyzed the APN number's on all pertinent documents, and has determined that the extra trailing digit is what is called a “check digit.” The computer does a math calculation of all the numbers in the assessor’s parcel number based on specific formula – if the answer to the math calculation matches the “check digit” the computer knows that the typist typed in the correct assessor’s parcel number combination. Condition rescinded.	Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 21.50 months reserves DTI is lower than guideline maximum Loan qualified with a low DTI of 40.64% FICO is higher than guideline minimum Borrowers qualified with a high FICO score of 777				1	1	A	A	A	A	A	A	A	A	A	A	Rescind
c1f7aa3d-2020-43e8-b53e-a6fe0ae774d3	301177425	52c63bb2-1086-e911-bdd2-f4e9d4a75ba2	76		QM/Non-HPML		Property		570 - Review Appraisal Missing	A CDA report was not provided in the loan file. CU Risk Score is 3.	06/10/2019: CDA	06/12/2019: A CDA provided reflecting a value of $X,XXX,XXX.XX which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.	Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 21.50 months reserves DTI is lower than guideline maximum Loan qualified with a low DTI of 40.64% FICO is higher than guideline minimum Borrowers qualified with a high FICO score of 777				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
6116e50d-d16d-413a-ada3-d684339c891c	301180138	ce9f6802-d3ef-4377-9009-276473dfca72	3169		QM/Non-HPML		Compliance		Borrower did not receive initial C.D. 3 days prior to consummation or did not acknowledge receipt of initial C.D. 3 days prior to consummation (Mailbox Rule)	Missing evidence of borrower receipt of Initial Closing Disclosure 3 business days prior to consummation. The initial Closing Disclosure is missing. When factoring mailbox rule/presumed receipt, the timing requirement to consummation is not met.	05/20/2019: Please see attachment05/17/2019: Please see attachment	05/20/2019: Audit reviewed initial CD, as well as electronic log showing the disclosures, when they were provided and when the borrower accessed them, and has determined that sufficient evidence was provided reflecting initial CD was viewed and acknowledged at least 3 days prior to consummation. Condition cleared.05/17/2019: Audit reviewed the lender rebuttal and found no attachment to download. Condition remains.					3	1	C	A	C	A	D	A	C	A	C	A	Cleared
6116e50d-d16d-413a-ada3-d684339c891c	301180138	3679e16e-0877-e911-bdd2-f4e9d4a75ba2	3227		QM/Non-HPML		Compliance		Missing Closing Disclosure / CD Not in File	The Initial CD is missing from the loan file. Additionally, the CD Addendum reflecting the $XXX.XX in Debts To Be Paid Off was not provided in the loan file. No Cure - Missing document not provided.	05/17/2019: Please see attachments	05/17/2019: Audit reviewed executed final CD, and has determined that said document submitted includes the Addendum for $XXX debts to be paid. Initial CD was addressed in another finding, still missing. Condition cleared.					3	1	D	A	D	A	D	A	D	A	D	A	Cleared
7aac019f-42e2-47f8-a46a-25d53b607d29	301180066	27b29754-961f-46be-9a7f-32dc1c87dcb2	3257		QM/Non-HPML		Compliance		Acknowledgement by all parties with a vested interest not documented	The initial and final Closing Disclosures are missing the names of all parties with vested interest. Rescindable transaction require that all parties with vested interest in the property receive a copy of the Closing Disclosure. No Cure.	06/23/2019: Please rescind this condition as the subject property is a second home and rescind able	06/24/2019: Audit reviewed Lenders response. Exception rescinded.	FICO is higher than guideline minimum UW Guides require a FICO score 680 loan qualified with FICO of 721. Reserves are higher than guideline minimum UW Guides require 3 months reserves, loan qualified with 68.90 months reserves Years in Field Borrower has 25 years in Field.				1	1	A	A	A	A	A	A	A	A	A	A	Rescind
7aac019f-42e2-47f8-a46a-25d53b607d29	301180066	aca6f9e8-448c-e911-bdd2-f4e9d4a75ba2	914		QM/Non-HPML		Credit		Missing income documentation	Per Appendix Q, a creditor must verify the consumer’s employment for the most recent two full years, and the consumer must explain any gaps in employment that span one or more months and Indicate if he/she was in school or the military for the recent two full years, providing evidence supporting this claim, such as college transcripts, or discharge papers. File is 2 year breakdown of bonus income.
06/19/2019: Please rescind as the W2s were provided in the original submission and support the history of receiving bonus income. The paystub shows that the borrower works full-time and shows only Salary and Bonus income. Since no other types of pay are on the paystubs, the Underwriter is able to back into the income on the W2s. The XXXX and XXXX W2 support that the borrowers earns more than her salary and that the borrower has a 2 year history of receiving bonus income. Annual base pay = $XXX,XXX. Backed into both years of the W2s and using the remainder after the annual salary as the bonus income. Please see the income worksheet provided with the original submission.
												06/19/2019: Audit reviewed the Lender Rebuttal, as well as income documentation, and has determined that even though we do not have specific bonus data, the cumulative income on the W2s support the earning trends of this type of income. Condition rescinded.	FICO is higher than guideline minimum UW Guides require a FICO score 680 loan qualified with FICO of 721. Reserves are higher than guideline minimum UW Guides require 3 months reserves, loan qualified with 68.90 months reserves Years in Field Borrower has 25 years in Field.				1	1	A	A	A	A	A	A	A	A	A	A	Rescind
7aac019f-42e2-47f8-a46a-25d53b607d29	301180066	d8c5de67-428c-e911-bdd2-f4e9d4a75ba2	76		QM/Non-HPML		Property		570 - Review Appraisal Missing	A CDA report was not provided in the loan file. CU Risk Score is 2.6.		06/19/2019: A CDA report reflecting a value $X,XXX,XXX.XX which is a 0.0% variance, was provided. Variance within acceptable tolerance. Condition Cleared.	FICO is higher than guideline minimum UW Guides require a FICO score 680 loan qualified with FICO of 721. Reserves are higher than guideline minimum UW Guides require 3 months reserves, loan qualified with 68.90 months reserves Years in Field Borrower has 25 years in Field.				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
6a04d69f-b85d-45bb-9764-8d19761dde2f	301192671	c9388ce5-eb80-e911-bdd2-f4e9d4a75ba2	724		QM/Non-HPML		Credit		Missing Documentation	Executed Home Equity Line of Credit (HELOC) closure letter reflecting HELOC was frozen and closed was not provided in the file.	06/06/2019: See attached.	06/11/2019: Lender provided HELOC Closure Letter. Exception cleared.	Years in Field Borrower has 20 years in Field Disposable Income is higher than guideline minimum Loan qualified with $11,488.48 in disposable income CLTV is lower than guideline maximum UW Guides maximum CLTV of 59.00%, loan qualified with CLTV of 58.64%				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
1df36b27-4f00-4865-bbed-33664c9c0edf	301180128	01a490ef-7088-e911-bdd2-f4e9d4a75ba2	76		QM/Non-HPML		Property		570 - Review Appraisal Missing	A CDA report was not provided in file. CU Risk Score is 3.2.	06/10/2019: AVM	06/12/2019: The AVM report value of $XXX,XXX.XX to appraisal value of $XXX,XXX.XX has variance which is less than maximum tolerance variance threshold of 10%. Confidence factor is within guidelines. AVM report is acceptable. Exception cleared.					3	1	D	A	D	A	D	A	D	A	D	A	Cleared
d6426e3b-e8f9-44fc-80f8-c3e7c16569e6	301180118	67eac20e-b197-e911-bdd2-f4e9d4a75ba2	3296		QM/Non-HPML		Compliance		Closing Disclosure document error	The Attorney Fee - Borrower in section H of the final Closing Disclosure is missing the name of the service provider. Provide corrected CD and LOE to the Borrower.		06/25/2019: Non-material per SFIG guidance, loan will be graded a B for all agencies.	DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 29.77%. Reserves are higher than guideline minimum UW Guides require 2.09 months’ reserves, loan qualified with 193.80 months’ reserves. FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 789.				3	2	D	B	D	B	D	B	D	B	D	B	Acknowledged
d6426e3b-e8f9-44fc-80f8-c3e7c16569e6	301180118	1ed67108-b097-e911-bdd2-f4e9d4a75ba2	22		QM/Non-HPML		Credit		Failure to obtain 3rd party verification of employment	• The lender must verify the existence of the borrower's business within 120 calendar days prior to the note date - from a third party, such as a CPA, regulatory agency, or the applicable licensing bureau, if possible; or - by verifying a phone listing and address for the borrower's business using a telephone book, the Internet, or directory assistance. • The lender must document the source of the information obtained and the name and title of the lender's employee who obtained the information. The item required in the second bullet point was not provided.	6/26/19 CM: Please see attached.	06/27/2019: Lender provided employees name and title that obtained the VOB information. Exception cleared.	DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 29.77%. Reserves are higher than guideline minimum UW Guides require 2.09 months’ reserves, loan qualified with 193.80 months’ reserves. FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 789.				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
d6426e3b-e8f9-44fc-80f8-c3e7c16569e6	301180118	2c4d61a1-b696-e911-bdd2-f4e9d4a75ba2	76		QM/Non-HPML		Property		570 - Review Appraisal Missing	A CDA report was not provided in file. CU Risk Score is 2.7	06/27/2019: AVM	06/27/2019: The AVM report value of $X,XXX,XXX.XX, to appraisal value of $X,XXX,XXX.XX, has variance which is less than maximum tolerance variance threshold of 10%. Confidence factor is within guidelines. AVM report is acceptable. Exception cleared.	DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 29.77%. Reserves are higher than guideline minimum UW Guides require 2.09 months’ reserves, loan qualified with 193.80 months’ reserves. FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 789.				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
e8e0a126-9a0f-4d7a-8ea8-0d77d277e014	301180766	a3f94c82-ae52-498e-abf3-188faa7ca537	3213		QM/Non-HPML		Compliance		Total Interest Percentage (TIP) is not accurate.	The Final CD reflects Total Interest Percentage (TIP) of 85.280% vs actual TIP of 85.090% with a difference of 0.190% over-disclosed. Provide corrected CD and LOE to the Borrower.		06/10/2019: Non-material per SFIG guidance, loan will be graded a B for all agencies.	Years on Job Borrower has 15 years on job No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 24 months; credit report verifies 48 months’ payment history with no late payments reported FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 762				3	2	D	B	D	B	D	B	D	B	D	B	Acknowledged
e8e0a126-9a0f-4d7a-8ea8-0d77d277e014	301180766	e8145498-908b-e911-bdd2-f4e9d4a75ba2	76		QM/Non-HPML		Property		570 - Review Appraisal Missing	A CDA report was not provided in the loan file. CU Risk Score is 2.7.	06/12/2019: AVM	06/13/2019: The AVM report value of $XXX,XXX.XX to appraisal value of $XXX,XXX.XX has variance which is less than maximum tolerance variance threshold of 10%. Confidence factor is within guidelines. AVM report is acceptable. Exception cleared.	Years on Job Borrower has 15 years on job No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 24 months; credit report verifies 48 months’ payment history with no late payments reported FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 762				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
9135f65b-a16c-4085-8c4b-fd781ee93086	301179224	d7e89de8-1f8e-4a35-8043-97af2fb6a153	3254		QM/Non-HPML		Compliance		Information required for CD 'Contact Information' section not completed, or completed in error	The final Closing Disclosure Contact Information section is incomplete. The State/Contact St license ID of the Settlement Agent is missing. Provide re-disclosed CD and letter of explanation.	6/4/2019: please rescind condition, title company's license ID on CD, agent's isn't required	06/06/2019: Audit reviewed NAIC license requirements. Escrow/settlement agents are not required to be licensed in subject state. Condition rescinded.					1	1	A	A	A	A	A	A	A	A	A	A	Rescind
7dc27715-7b07-4cef-abbe-ec4182cfee98	301200695	844882cb-8c04-438f-9d9f-557280f467c3	3254		QM/Non-HPML		Compliance		Information required for CD 'Contact Information' section not completed, or completed in error	The final Closing Disclosure Contact Information section is incomplete. The State/Contact St license ID of the Settlement Agent is missing. Provide re-disclosed CD and letter of explanation.	6/17/2019: Please rescind condition, the CD includes the title company license number which is all that is required	06/18/2019: Audit reviewed lender’s rebuttal and agrees. The final closing disclosure reflects the settlement agent license number. Condition rescinded. 06/13/2019: Non-material per SFIG guidance, loan will be graded a B for all agencies.					1	1	A	A	A	A	A	A	A	A	A	A	Rescind
cf6b6276-db5c-46fa-9642-1cd1814651b0	301237542	52303cd4-246d-4b95-8319-cae11fd70b04	3169		QM/Agency Safe Harbor		Compliance		Borrower did not receive initial C.D. 3 days prior to consummation or did not acknowledge receipt of initial C.D. 3 days prior to consummation (Mailbox Rule)	Missing evidence of borrower receipt of Initial Closing Disclosure 3 business days prior to consummation. The initial Closing Disclosure is dated XX/XX/XXXX and borrowers signed on XX/XX/XXXX. The timing requirement to consummation is not met.	07/12/219: See the attached CD from XX/XX, pls clear07/08/2019: pls see attached, pls clear	07/16/2019: Lender provided Initial CD. Exception cleared.07/10/2019: Lender provided CD dated XX/XX/XXXX which was also in the loan file and was not dated 3 days prior to consummation date of XX/XX/XXXX. Condition remains.					3	1	C	A	C	A	D	A	C	A	C	A	Cleared
cf6b6276-db5c-46fa-9642-1cd1814651b0	301237542	c9feb67b-aa9d-e911-bdd2-f4e9d4a75ba2	3315		QM/Agency Safe Harbor		Compliance		Information required for LE ‘Calculating Cash to Close’ section not completed, or completed in error.	The information in the Calculating Cash To Close section of the final Closing Disclosure indicates the Loan Estimate figure: Total Closing Costs as $XX,XXX.XX. The most recent Loan Estimate indicates an amount of $XX,XXX.XX. Provide re-disclosed CD and letter of explanation.	07/10/2019: Disagree - the last LE issued on X/X/XX showed Total Closing Costs of $XX,XXX which matches the Calculating Cash to Close LE column on the final CD.	07/10/2019: Audit reviewed Lender's response and has determined the LE dated XX/XX/XXXX reflects Total Closing Costs under Calculating Cash to Close of $XX,XXX. Condition rescinded.6-3-2019: Non-material per SFIG guidance, loan will be graded a B for all agencies.					1	1	A	A	A	A	A	A	A	A	A	A	Rescind
3b9c55cc-a5ff-4150-b4fa-43b71f645b82	301200693	0dae0dcb-f798-e911-bdd2-f4e9d4a75ba2	76		QM/Non-HPML		Property		570 - Review Appraisal Missing	A CDA report was not provided in the loan file. CU Risk Score is 4.2.		07/01/2019: The AVM report value of $XXXXXXX to appraisal value of $XXXXXXX has variance which is less than maximum tolerance variance threshold of 10%. Confidence factor is within guidelines. AVM report is acceptable.					3	1	D	A	D	A	D	A	D	A	D	A	Cleared
7d1b1cc0-48eb-44f9-bfbe-113d17414c2c	301180624	6dd217cc-b48b-e911-bdd2-f4e9d4a75ba2	76		QM/Non-HPML		Property		570 - Review Appraisal Missing	A CDA Report was not provided in file. CU risk score of 2.8.	06/12/19: AVM	06/13/19: Lender provided an AVM with a valuation within the tolerance level, exception cleared.					3	1	D	A	D	A	D	A	D	A	D	A	Cleared
37041780-ebe8-4419-b546-67192e2af2ea	301180317	94427650-4506-4195-9b7a-821611dd2260	3329		QM/Non-HPML		Compliance		Missing seller’s Closing Disclosure	It could not be confirmed that the Borrower's Final CD disclosed any and all applicable Seller Paid fees, as the loan file did not contain any alternative documentation verifying the Seller Paid fees that may or may not have been applied to the transaction. Please provide a Final Seller CD or Final ALTA Settlement Statement that will show evidence any and all applicable Seller Paid fees applied to the transaction in order for compliance testing to be completed. 1026.19(f)(2)(iv) - Clerical Errors: Reg Z Non-Numeric Clerical error Cure within 60 days of consummation		05/31/2019: Lender provided Seller CD. Condition cleared.					3	1	D	A	D	A	D	A	D	A	D	A	Cleared
05c7df6e-35a7-4bc8-af15-78a01ae1fa85	301180640	7fbdd941-df8d-e911-bdd2-f4e9d4a75ba2	2992		QM/Non-HPML		Credit		Assessor's Parcel Number is not consistent between Appraisal, Title, and/or Mortgage.	APN # does not match on the appraisal, title and/or mortgage.	06/25/2019: Please rescind and see attached. The APN matches on the appraisal, security instrument, and title/tax bill, which were all provided with the original submission.	06/25/2019: Audit reviewed revised Appraisal (Appraisal located p222 with incorrect APN), and has determined that the APN number was corrected and is deemed acceptable. Condition cleared.	Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 239 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 22.24% FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 799.				3	1	C	A	C	A	C	A	C	A	C	A	Cleared
05c7df6e-35a7-4bc8-af15-78a01ae1fa85	301180640	c64a374b-f18d-e911-bdd2-f4e9d4a75ba2	22		QM/Non-HPML		Credit		Failure to obtain 3rd party verification of employment	The lender must verify the existence of the borrower's business within 120 calendar days prior to the note date - from a third party, such as a CPA, regulatory agency, or the applicable licensing bureau, if possible; or - by verifying a phone listing and address for the borrower's business using a telephone book, the Internet, or directory assistance. • The lender must document the source of the information obtained and the name and title of the lender's employee who obtained the information. The item required in the second bullet point was not provided.	06/25/2019: Please see attached.	06/25/2019: Audit reviewed evidence for VOB document source, and has determined that Lender provided internal screen shot verifying date business was verified by underwriter. Condition cleared.	Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 239 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 22.24% FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 799.				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
c4de3448-8d6c-4281-aca4-2f0b96857004	301193892	096e1dbb-3e93-e911-bdd2-f4e9d4a75ba2	21		QM/Non-HPML		Credit		Failure to Obtain Final Application (1003)	All pages of the final application was not provided, Missing HMDA Attachment information		06/26/2019: Received all pages to final application. Condition cleared.	DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 38.64% FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 793 Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 17.6 months reserves				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
c4de3448-8d6c-4281-aca4-2f0b96857004	301193892	e407db1f-5693-e911-bdd2-f4e9d4a75ba2	852		QM/Non-HPML		Credit		Failure to Obtain Required Documentation	The file is missing evidence of the current value or original purchase price for the Borrower's departure residence as reflected on the Final 1003. GL require a 75% equity position in order to qualify for use of rental income.	6/28/19 CM: Please rescind as the documentation has already been provided. Starting on page 793, a third party search documents the original purchase price of the current primary residence: $XXXXXX. Page 115 is a mortgage statement showing the unpaid principal balance: $XXXXXX.XX. This documents at least 25% equity in the property.	07/02/2019: Audit reviewed Lender’s rebuttal and original loan file. Mortgage statement provided on page 115. Original purchase price provided on page 795. 36.04% equity verified. Condition rescinded.	DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 38.64% FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 793 Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 17.6 months reserves				1	1	A	A	A	A	A	A	A	A	A	A	Rescind
c4de3448-8d6c-4281-aca4-2f0b96857004	301193892	1f2b2d8d-4493-e911-bdd2-f4e9d4a75ba2	76		QM/Non-HPML		Property		570 - Review Appraisal Missing	A CDA report is not found in the file. The CU Score is 3.4.		06/25/2019: The AVM report value of $XXXXXXX to appraisal value of $XXXXXXX is acceptable per Client since confidence factor is within guidelines. Condition cleared.	DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 38.64% FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 793 Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 17.6 months reserves				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
d7ebf838-fdf1-40d8-9b0a-4edbfc2dd4a9	301180607	514e9ffb-d491-e911-bdd2-f4e9d4a75ba2	3227		QM/Non-HPML		Compliance		Missing Closing Disclosure / CD Not in File	The Initial CD dated XX/XX/XXXX per Disclosure Tracking is missing from the loan file. No Cure - Missing document not provided.	06/25/2019: please see attached	06/25/2019: Audit reviewed initial CD, as well as electronic log showing the disclosures, when they were provided and when the borrower accessed them, and has determined that sufficient evidence was provided reflecting initial CD was viewed and acknowledged at least 3 days prior to consummation. Condition cleared.					3	1	D	A	D	A	D	A	D	A	D	A	Cleared
d7ebf838-fdf1-40d8-9b0a-4edbfc2dd4a9	301180607	a854bb12-cd91-e911-bdd2-f4e9d4a75ba2	76		QM/Non-HPML		Property		570 - Review Appraisal Missing	A CDA report was not provided in file. CU Risk Score is a 2.7.		06/25/2019: The AVM report value of $XXXXXXX to appraisal value of $XXXXXXX has variance which is less than maximum tolerance variance threshold of 10%. Confidence factor is within guidelines. AVM report is acceptable.					3	1	D	A	D	A	D	A	D	A	D	A	Cleared
49f160f6-aa3d-4d81-b2c7-61143c055516	301183195	c44ede75-248e-e911-bdd2-f4e9d4a75ba2	724		QM/Non-HPML		Credit		Missing Documentation	Lender guidelines require commission income to be averaged over the previous two years plus year to date regardless of trend. The file is missing a written verification with the break down of base earnings and commission earnings for ytd and the previous two years for the borrower.	6/20/19 CM: Please rescind as the commission income has been averaged and is documented. Since only base and commission income appears on the borrower's pays tubs, able to back into the income on the W2s. All necessary documentation has been provided in the original submission. Also please see the UW comments on the income worksheet provided	06/21/2019: Audit reviewed lender’s rebuttal and income documents. Commission income may be calculated without WVOE. Calculations meet AUS & program guidelines requirements. Condition rescinded.	LTV is lower than guideline maximum UW Guides maximum LTV of 80%, loan qualified with CLTV of 37.42% DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 29.56% FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 718				1	1	A	A	A	A	A	A	A	A	A	A	Rescind
49f160f6-aa3d-4d81-b2c7-61143c055516	301183195	3c779430-258e-e911-bdd2-f4e9d4a75ba2	2788		QM/Non-HPML		Credit		Missing Executed Personal Tax Returns	Per Appendix Q, for commission income consumers must provide the following information: signed, dated individual tax returns, with all applicable tax schedules for the most recent two years. Signed returns not provided.
6/28/19 CM: Please clear as the tax transcripts were already provided. This is a Jumbo Bank Buster loan and attached are the guidelines for using commission income. Per the guidelines, the lender can also accept two years' transcripts in lieu of returns, but they must be manually ordered. The transcripts were manually ordered, a recent pay stub was provided, and the commission income is being averaged over the previous two years. The commission income is fully documented, per Jumbo Bank Buster guidelines.6/25/19 CM: Please see the attached tax transcripts which are allowed to be used in lieu of the tax returns if manually ordered, which is the case for this loan. The pay stub has already been provided.6/20/19 CM: Please rescind as per the Jumbo Bank Buster guidelines, two years' transcripts can be accepted in lieu of tax returns if they are manually ordered. 2018 and 2017 transcripts were ordered and received on this loan. Tax returns are not needed.

07/03/2019:  Transcripts provided 6/25 are deemed acceptable in lieu of signed tax returns.  Note:  transcripts not provided in original loan file.  Condition cleared.  07/02/2019:  Escalated to management for further review06/26/2019: Audit reviewed lender’s rebuttal and disagrees. Per QM, commission income must be averaged over the previous two years. To qualify commission income, the consumer must provide copies of signed tax returns for the last two years; and the most recent pay stub. Loan is not QM compliant.  Condition remains.06/21/2019:  Audit reviewed lender’s rebuttal and disagrees.  Per QM, commission income must be averaged over the previous two years.  To qualify commission income, the consumer must provide copies of signed tax returns for the last two years; and the most recent pay stub.  Condition remains.
													LTV is lower than guideline maximum UW Guides maximum LTV of 80%, loan qualified with CLTV of 37.42% DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 29.56% FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 718				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
49f160f6-aa3d-4d81-b2c7-61143c055516	301183195	0224abdf-258e-e911-bdd2-f4e9d4a75ba2	76		QM/Non-HPML		Property		570 - Review Appraisal Missing	A CDA report was not provided in the loan file. CU Risk Score is 5.		06/26/2019: CDA provided reflecting a value of $XXXXXXX which is a -4.4% variance. Variance within acceptable tolerance. Condition cleared.	LTV is lower than guideline maximum UW Guides maximum LTV of 80%, loan qualified with CLTV of 37.42% DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 29.56% FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 718				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
3eb20df1-8f4c-4674-9e6f-d1af5a6a0acf	301180755	58117003-1283-e911-bdd2-f4e9d4a75ba2	1		QM/Non-HPML		Compliance		General Compliance Exception	It could not be confirmed that the Borrower's Final CD disclosed any and all applicable Seller Paid fees, as the loan file did not contain any alternative documentation verifying the Seller Paid fees that may or may not have been applied to the transaction. Please provide a Final Seller CD or Final ALTA Settlement Statement that will show evidence any and all applicable Seller Paid fees applied to the transaction in order for compliance testing to be completed. 1026.19(f)(2)(iv) - Clerical Errors: Reg Z Non-Numeric Clerical error Cure within 60 days of consummation.		06/05/2019: Audit reviewed the Seller CD and has determined that the document conforms to the sales contract and is deemed acceptable. Condition cleared.					3	1	D	A	D	A	D	A	D	A	D	A	Cleared
7eed8bf2-dcd5-4268-aa49-c9a0e30668af	301195486	2865782f-1e0a-4db1-9ab2-c801b5ee184b	3254		QM/Non-HPML		Compliance		Information required for CD 'Contact Information' section not completed, or completed in error	The final Closing Disclosure Contact Information section is incomplete. The Contact St license ID of the Settlement Agent is reflected as a NMLS. Provide corrected CD and LOE to the borrower.	06/26/2019: pls see attached was included in original upload, pls rescind	06/27/2019: Lender provided same PCCD with Contact St license ID of the Settlement Agent updated. Exception remains downgraded.06/21/2019: A Post Close CD corrected and LOE to the borrower. The loan will be graded a B for all agencies.					3	2	D	B	D	B	D	B	D	B	D	B	Acknowledged
44273f6a-ba87-4546-8d17-7b1e979ce47d	301180752	0420ee1e-d087-e911-bdd2-f4e9d4a75ba2	724		QM/Non-HPML		Credit		Missing Documentation	Evidence of the installment payment on the final application with a monthly payment of $XXX.XX is missing from the loan file and not reflected on the credit report. Additional conditions may apply.	6/19/2019: Please rescind. The student loan deduction was found on the borrower's bank statement on 4/2. The bank statement is also a joint account with someone who is not on the loan. Because this is a non-housing debt and the borrower qualifies with including the monthly payment in their liabilities, it is the conservative route to just include the debt instead of documenting that it belongs to the other person on the bank statement.	06/20/2019: Audit reviewed Lender's rebuttal and 4/24 bank statement. Student loan payment located on bank statement. Condition rescinded.	DTI is lower than guideline maximum UW Guides require no months reserves, loan qualified with 30 months reserves Reserves are higher than guideline minimum UW Guides maximum DTI of 43%, loan qualified with DTI of 30.51% FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 816				1	1	A	A	A	A	A	A	A	A	A	A	Rescind
b1eaf0b6-28ba-4f0e-8245-2a9d2a108c14	301184544	218d76ef-448d-e911-bdd2-f4e9d4a75ba2	1		QM/Non-HPML		Compliance		General Compliance Exception	It could not be confirmed that the Borrower's Final CD disclosed any and all applicable Seller Paid fees, as the loan file did not contain any alternative documentation verifying the Seller Paid fees that may or may not have been applied to the transaction. Please provide a Final Seller CD or Final ALTA Settlement Statement that will show evidence any and all applicable Seller Paid fees applied to the transaction in order for compliance testing to be completed. 1026.19(f)(2)(iv) - Clerical Errors: Reg Z Non-Numeric Clerical error Cure within 60 days of consummation.		06/17/2019: Audit reviewed the Seller CD and has determined that the document conforms to the sales contract and is deemed acceptable. Condition cleared.	Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with18.0 months reserves FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 777 DTI is lower than guideline maximum : UW Guides maximum DTI of 43%, loan qualified with DTI of 36.23%				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
57cd2383-2542-4566-b4af-1ecbac525a9f	301227434	66bd9b9e-bf16-4b7c-8d6d-3d28ff3139aa	3248		QM/Agency Safe Harbor		Compliance		Information required for CD 'Calculating Cash To Close' section not completed, or completed in error	The information in the Calculating Cash To Close section of the final Closing Disclosure indicates the Total Closing Costs as $X,XXX.XX and Cash to Close as $XXX,XXX.XX The most recent Loan Estimate dated 05/14/2018 indicates Total Closing Costs as $XX,XXX.XX and Cash to Close as $XXX,XXX.XX. Provide re-disclosed CD and letter of explanation.	07/11/2019:L Please see attachment6/27/2019: The LE was not sent to the borrower but generated by the broker as a preview as evidenced by the "Preview" watermark. Please rescind condition.
07/16/2019: Lender provided PCCD, LOX, refund check and proof of delivery; however, the PCCD still reflects the Calculating Cash to Close on page 3 of the CD as $XXXXX for Total Closing Costs and $XXXXXX for Cash to Close which does not match the most recent LE dated XX/XX which reflects Total Closing Costs as $XXXXX and Cash to Close as $XXXXXX.  Condition remains.  Non-material finding per SFIG guidance, loan will be graded a B for all agencies.  07/02/2019:  Audit reviewed lender’s rebuttal and original loan file.  Change in circumstance dated 5/14:  page 764, program change and pages 810 & 871, waive escrow.  A loan estimate within 3 days of changes is required.  If the “preview” loan estimate is not the correct LE, please provide a LE within 3 days of changes.  Condition remains non-material per SFIG guidance, loan will be graded a B for all agencies. 06/24/2019: Non-material per SFIG guidance, loan will be graded a B for all agencies
													FICO is higher than guideline minimum UW Guides require a FICO score 680 loan qualified with FICO of 755. Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 299.40 months reserves. Disposable Income is higher than guideline minimum UW Guides require $0.00 in disposable income, loan qualified with $XXXX.XX in disposable income				3	2	D	B	D	B	D	B	D	B	D	B	Acknowledged
57cd2383-2542-4566-b4af-1ecbac525a9f	301227434	d1804d07-8196-e911-bdd2-f4e9d4a75ba2	76		QM/Agency Safe Harbor		Property		570 - Review Appraisal Missing	A CDA Report was not provided. No CU Risk Score.		07/02/2019: CDA provided reflecting a value of $XXXXXXX which is a -1.6% variance. Variance within acceptable tolerance. Condition cleared.	FICO is higher than guideline minimum UW Guides require a FICO score 680 loan qualified with FICO of 755. Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 299.40 months reserves. Disposable Income is higher than guideline minimum UW Guides require $0.00 in disposable income, loan qualified with $XXXX.XX in disposable income				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
af110015-1903-4b55-bc64-65ed5df9dae9	301184543	42fad8cf-a3ad-472b-8bf8-acbcb57d46aa	1		QM/Non-HPML		Compliance		General Compliance Exception	It could not be confirmed that the Borrower's Final CD disclosed any and all applicable Seller Paid fees, as the loan file did not contain any alternative documentation verifying the Seller Paid fees that may or may not have been applied to the transaction. Please provide a Final Seller CD or Final ALTA Settlement Statement that will show evidence any and all applicable Seller Paid fees applied to the transaction in order for compliance testing to be completed. 1026.19(f)(2)(iv) - Clerical Errors: Reg Z Non-Numeric Clerical error Cure within 60 days of consummation		06/28/2019: Audit reviewed the Seller CD and has determined that the document conforms to the sales contract and is deemed acceptable. Condition cleared.	Reserves are higher than guideline minimum UW guidelines requires 1 months reserves, loan qualifies with 16.80 months reserves FICO is higher than guideline minimum UW guidelines requires FICO of 700, loan qualifies with FICO of 799 No Mortgage Lates UW guidelines requires 0x30 lates within the most recent 24 months , loan qualifies with 0x30 lates within the most recent 99 months.				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
af110015-1903-4b55-bc64-65ed5df9dae9	301184543	0558d6d6-b98e-e911-bdd2-f4e9d4a75ba2	700		QM/Non-HPML		Credit		Failure to obtain Occupation and Employer Information	The lender must verify the existence of the borrower's business within 120 calendar days prior to the note date - from a third party, such as a CPA, regulatory agency, or the applicable licensing bureau, if possible; or - by verifying a phone listing and address for the borrower's business using a telephone book, the Internet, or directory assistance. • The lender must document the source of the information obtained and the name and title of the lender's employee who obtained the information. The item required in the second bullet point was not provided.	6/24/19 CM: Please see attached.	06/25/2019: Lender provided employees name and title that obtained the VOB information. Exception cleared.	Reserves are higher than guideline minimum UW guidelines requires 1 months reserves, loan qualifies with 16.80 months reserves FICO is higher than guideline minimum UW guidelines requires FICO of 700, loan qualifies with FICO of 799 No Mortgage Lates UW guidelines requires 0x30 lates within the most recent 24 months , loan qualifies with 0x30 lates within the most recent 99 months.				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
af110015-1903-4b55-bc64-65ed5df9dae9	301184543	88a8cb09-bb8e-e911-bdd2-f4e9d4a75ba2	1205		QM/Non-HPML		Credit		Missing Purchase Contract	A copy of the purchase contract was not provided.	6/24/19 CM: Please see attached	06/25/2019: Lender provided Purchase Contract. Exception cleared.	Reserves are higher than guideline minimum UW guidelines requires 1 months reserves, loan qualifies with 16.80 months reserves FICO is higher than guideline minimum UW guidelines requires FICO of 700, loan qualifies with FICO of 799 No Mortgage Lates UW guidelines requires 0x30 lates within the most recent 24 months , loan qualifies with 0x30 lates within the most recent 99 months.				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
e441419a-cc07-4f8d-bc4e-864ae09cd3a6	301259221	7264f480-82ac-e911-abc7-f4e9d4a75a52	22		QM/Agency Safe Harbor		Credit		Failure to obtain 3rd party verification of employment
• The lender must verify the existence of the borrower's business within 120 calendar days prior to the note date - from a third party, such as a CPA, regulatory agency, or the applicable licensing bureau, if possible; or - by verifying a phone listing and address for the borrower's business using a telephone book, the Internet, or directory assistance. • The lender must document the source of the information obtained and the name and title of the lender's employee who obtained the information.   The item required in the second bullet point was not provided for Business A and C on Schedule E Part II of 2018 tax returns.
											7/23/19 CM: Please see attached.	07/24/2019: 07/24/2019: Audit reviewed of third party verification and source of the information obtained with name and title of lender's employee who obtained the information is deemed acceptable, condition cleared.	Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 6.60 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 38.92% Years Self Employed Borrower has 7 years Self Employed				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
bff08496-d349-414d-ac8b-f8676e081bf6	301197180	c87491fa-dd9a-e911-bdd2-f4e9d4a75ba2	76		QM/Non-HPML		Property		570 - Review Appraisal Missing	A CDA report was not provided in the loan file. CU Score 3.5		07/04/2019: The AVM report value of $XXXXXX to appraisal value of $XXXXXX has variance which is less than maximum tolerance variance threshold of 10%. Confidence factor is within guidelines. AVM report is acceptable. Condition cleared.					3	1	D	A	D	A	D	A	D	A	D	A	Cleared
72f6d70f-9b4d-447f-8b8e-8614ff1bc19b	301200688	e6d44f1f-e08d-e911-bdd2-f4e9d4a75ba2	22		QM/Non-HPML		Credit		Failure to obtain 3rd party verification of employment	• The lender must verify the existence of the borrower's business within 120 calendar days prior to the note date - from a third party, such as a CPA, regulatory agency, or the applicable licensing bureau, if possible; or - by verifying a phone listing and address for the borrower's business using a telephone book, the Internet, or directory assistance. • The lender must document the source of the information obtained and the name and title of the lender's employee who obtained the information. The item required in the second bullet point was not provided.		06/20/2019: Received satisfactory verification of business. Timing requirement met. Condition cleared.	CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 48.95% DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 37.23% Years Self Employed Borrower has 16 years Self Employed				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
72f6d70f-9b4d-447f-8b8e-8614ff1bc19b	301200688	6dad662f-c08c-e911-bdd2-f4e9d4a75ba2	724		QM/Non-HPML		Credit		Missing Documentation	Executed Home Equity Line of Credit (HELOC) closure letter reflecting HELOC was frozen and closed was not provided in the file.		06/20/2019: Received executed closure letter. Condition cleared.	CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 48.95% DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 37.23% Years Self Employed Borrower has 16 years Self Employed				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
df3a902e-f1ab-4d61-9f1a-22c870e8335c	301191331	21ba86d2-7c92-e911-bdd2-f4e9d4a75ba2	76		QM/Non-HPML		Property		570 - Review Appraisal Missing	A CDA report was not provided. CU Risk Score 3.		06/24/2019: The AVM report value of $XXXXXX to appraisal value of $XXXXXX has variance which is less than maximum tolerance variance threshold of 10%. Confidence factor is within guidelines. AVM report is acceptable. Condition cleared.					3	1	D	A	D	A	D	A	D	A	D	A	Cleared
787dfed9-5f45-4906-a95a-318f9e6711f2	301195728	7054a11b-cf8e-e911-bdd2-f4e9d4a75ba2	3227		QM/Non-HPML		Compliance		Missing Closing Disclosure / CD Not in File	Missing initial Closing Disclosure as reflected on the lenders disclosure tracking.		06/24/2019: Received initial closing disclosure and evidence it was acknowledged. Timing requirement met. Condition cleared.					3	1	D	A	D	A	D	A	D	A	D	A	Cleared
7f777fc7-12ba-42f2-b132-3c992330fc53	301193856	21cabd45-7d8d-e911-bdd2-f4e9d4a75ba2	1		QM/Non-HPML		Compliance		General Compliance Exception	It could not be confirmed that the Borrower's Final CD disclosed any and all applicable Seller Paid fees, as the loan file did not contain any alternative documentation verifying the Seller Paid fees that may or may not have been applied to the transaction. Please provide a Final Seller CD or Final ALTA Settlement Statement that will show evidence any and all applicable Seller Paid fees applied to the transaction in order for compliance testing to be completed. 1026.19(f)(2)(iv) - Clerical Errors: Reg Z Non-Numeric Clerical error Cure within 60 days of consummation	06/19/2019: pls see attached seller cd, please rescind was in original upload	06/19/2019: Lender provided Seller CD. Exception cleared.					3	1	D	A	D	A	D	A	D	A	D	A	Cleared
4c3ae5cb-cc79-4d35-ab65-3e1f6fdd7f27	301193889	2046ce04-d299-e911-bdd2-f4e9d4a75ba2	3227		QM/Non-HPML		Compliance		Missing Closing Disclosure / CD Not in File	The CD's dated XX/XX/XXXX, XX/XX/XXXX and XX/XX/XXXX are missing from the loan file. Additional conditions may apply. No Cure.	07/04/2019: Please see attachment	07/04/2019: Audit reviewed initial CD, as well as electronic log showing the disclosures, when they were provided and when the borrower accessed them, and has determined that sufficient evidence was provided reflecting initial CD was viewed and acknowledged at least 3 days prior to consummation. Condition cleared.					3	1	D	A	D	A	D	A	D	A	D	A	Cleared
4c3ae5cb-cc79-4d35-ab65-3e1f6fdd7f27	301193889	0e8ffb44-c899-e911-bdd2-f4e9d4a75ba2	76		QM/Non-HPML		Property		570 - Review Appraisal Missing	A CDA report was not provided. CU score not provided.		07/02/2019: A CDA provided reflecting a value of $XXXXXXX which is a 0% variance. Variance within acceptable tolerance. Condition cleared.					3	1	D	A	D	A	D	A	D	A	D	A	Cleared
00ed23f1-2aa5-4368-ac28-8625d67666f0	301227417	d70ea145-4e07-403b-aefd-7af08ead7ae4	3165		QM/Agency Safe Harbor		Compliance		Written List of Service Providers not found or did not disclose at least one available provider for each service you can shop for.	WLSP is not found in the file.		07/05/2019: Received evidence Borrower was provided the WLSP within 3 days of application date. Condition cleared.06/23/2019: Non-material per SFIG guidance, loan will be graded a B for all agencies					3	1	D	A	D	A	D	A	D	A	D	A	Cleared
caf9e372-e3fc-4152-972f-f45fe069cf3c	301268172	f1fe5be7-acae-e911-abc7-f4e9d4a75a52	1502		QM/Agency Safe Harbor		Credit		Missing HUD-1 From Sale of Previous Property	Final Hud-1 from departing residence on the final application evidencing liens paid and netting sufficient cash to close and or reserves was not provided. Additional conditions may apply.to verify Sale of departure property.	08/07/2019: TH 8/7/19: Please see finalized settlement statement. 08/05/2019: TH 8/5/19: Please see attached property profile showing that the property was sold on 7/18/19. This along with the settlement statement showing a disbursement date of 7/19/19 and a print date of 8/1/19 would be sufficient evidence to show that this sale went through and netted enough assets. TH 8/2/19: Please see attached final settlement statement.	08/08/2019: Lender provided Final settlement for departing property. Exception cleared.08/06/2019: Audit reviewed Lenders response, however Final Settlement statement is required to verify liens paid and netting sufficient cash to close and or reserves. Exception remains.08/05/2019: Lender provided settlement statement; however, it is not signed or certified as the final settlement statement. Condition remains.	DTI is lower than guideline maximum UW Guides maximum DTI of 43.00%, loan qualified with a DTI of 31.54% Years on Job Borrower has 6.25 years on job per VVOE’. Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualifies with 28 months reserves.				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
caf9e372-e3fc-4152-972f-f45fe069cf3c	301268172	d8675660-acae-e911-abc7-f4e9d4a75a52	1684		QM/Agency Safe Harbor		Credit		Missing Third Party Fraud Tool (Report)	Missing Third party fraud tool: File is missing a third party fraud report. Guidelines require an industry standard fraud report be provided with the closed loan file along with any supporting document based on fraud report findings. Additional conditions may apply.	TH 7/31/19: Please see attached.	08/01/2019: Audit review of the Third Party Fraud Tool, XXXXX XXXXX deemed acceptable with no fraud report findings. Condition cleared.	DTI is lower than guideline maximum UW Guides maximum DTI of 43.00%, loan qualified with a DTI of 31.54% Years on Job Borrower has 6.25 years on job per VVOE’. Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualifies with 28 months reserves.				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
caf9e372-e3fc-4152-972f-f45fe069cf3c	301268172	67a23ba0-aeae-e911-abc7-f4e9d4a75a52	76		QM/Agency Safe Harbor		Property		570 - Review Appraisal Missing	CDA report not provided in file. CU risk score is 3.		07/29/2019: A CDA provided reflecting a value of $XXXXXX which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.	DTI is lower than guideline maximum UW Guides maximum DTI of 43.00%, loan qualified with a DTI of 31.54% Years on Job Borrower has 6.25 years on job per VVOE’. Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualifies with 28 months reserves.				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
8f760843-65ea-4dd1-a30e-11067ecc777a	301195547	6badfb07-2b98-e911-bdd2-f4e9d4a75ba2	76		QM/Non-HPML		Property		570 - Review Appraisal Missing	A CDA report was not provided in file. CU Risk Score is 3.1.		07/01/2019: A CDA report reflecting a value $XXXXXXX which is a 0.0% variance, was provided. Variance within acceptable tolerance. Condition Cleared.					3	1	D	A	D	A	D	A	D	A	D	A	Cleared
f779e52d-c1c6-4864-9754-6f30fd91e957	301197070	430abb92-ea91-e911-bdd2-f4e9d4a75ba2	724		QM/Non-HPML		Credit		Missing Documentation	Executed Home Equity Line of Credit (HELOC) closure letter reflecting HELOC was frozen and closed was not provided in the file.	06/25/2019: See attached HELOC Closure Letter.	06/25/2019: Audit reviewed executed HELOC Closure Authorization, and has determined that the document requests the closure and lien release of said HELOC account. Condition cleared.	FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 750 CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 63.27% Years in Field Borrower has 8 years in Field				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
f779e52d-c1c6-4864-9754-6f30fd91e957	301197070	63a2737c-ea91-e911-bdd2-f4e9d4a75ba2	76		QM/Non-HPML		Property		570 - Review Appraisal Missing	A CDA report was not provided in the loan file. CU Risk Score is 3.3.		06/29/2019: A CDA report reflecting a value $XXXXXXX, which is a -6.5% variance, was provided. Variance within acceptable tolerance. Condition Cleared.	FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 750 CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 63.27% Years in Field Borrower has 8 years in Field				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
b82ee1ed-d758-42bf-909a-c5e0ea694972	301197975	3157ecc7-408d-e911-bdd2-f4e9d4a75ba2	822		QM/Non-HPML		Credit		Assets are not sourced/seasoned	The statement for account #1 on final application reflects a deposit of $XXXXX on XX/XX/XXXX. There is no evidence in the file documenting the source of the deposit. Additional conditions may apply.		06/20/2019: Audit reviewed lender response; Lender advised that the $XXXXX deposit that was not sourced was not used, verified on final 1003 that the assets were reduced by $XXXXX. Condition cleared.	DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 20.33% FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 766 Years on Job Borrower has 13 years on job				3	1	C	A	C	A	C	A	C	A	C	A	Cleared
b82ee1ed-d758-42bf-909a-c5e0ea694972	301197975	0fff938f-418d-e911-bdd2-f4e9d4a75ba2	22		QM/Non-HPML		Credit		Failure to obtain 3rd party verification of employment
The statement for account #1 on final application reflects a deposit of $XXXXX on XX/XX/XXXX.  There is no evidence in the file documenting the source of the deposit. Additional conditions may apply.The lender must verify the existence of the borrower's business within 120 calendar days prior to the note date - from a third party, such as a CPA, regulatory agency, or the applicable licensing bureau, if possible; or - by verifying a phone listing and address for the borrower's business using a telephone book, the Internet, or directory assistance. • The lender must also, document the source of the information obtained and the name and title of the lender's employee who obtained the information. Verification for borrowers businesses A/B and C/D on XXXX Schedule E is missing.
												06/20/2019: Audit reviewed lender response; lender provided the Verification of Business and documentation of the lenders employee name and title for business C/D. Lender advised that positive income from business A/B was not used is the decision. Condition cleared.	DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 20.33% FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 766 Years on Job Borrower has 13 years on job				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
a7e8ed55-b081-4e66-9381-b11e03c0283e	301197160	4c5fee31-df98-e911-bdd2-f4e9d4a75ba2	3227		QM/Non-HPML		Compliance		Missing Closing Disclosure / CD Not in File	Missing Closing Disclosure. Disclosure Tracking provided in the file reflects Initial CD was ordered and signed on XX/XX/XXXX, however there is no copy of this CD in the file.		07/03/2019: Received initial closing disclosure. Evidence it was acknowledged previously provided. Timing requirement met. Condition cleared.					3	1	D	A	D	A	D	A	D	A	D	A	Cleared
a7e8ed55-b081-4e66-9381-b11e03c0283e	301197160	890460d5-3f8e-472d-99c9-3ad1e0ae3124	1739		QM/Non-HPML		Compliance		Missing Mortgage	File is missing the mortgage.		07/03/2019: Received executed Mortgage, PUD Rider and Exhibit A. Condition cleared.					3	1	D	A	D	A	D	A	D	A	D	A	Cleared
a7e8ed55-b081-4e66-9381-b11e03c0283e	301197160	aa830c48-de98-e911-bdd2-f4e9d4a75ba2	76		QM/Non-HPML		Property		570 - Review Appraisal Missing	A CDA Report was not provided in file. CU Risk Score is a 2.6.		07/01/2019: The AVM report value of $XXXXXXX to appraisal value of $XXXXXXX has variance which is less than maximum tolerance variance threshold of 10%. Confidence factor is within guidelines. AVM report is acceptable.					3	1	D	A	D	A	D	A	D	A	D	A	Cleared
fb180f40-b810-4a09-ba4a-e816272cd26a	301197158	a559565c-5997-e911-bdd2-f4e9d4a75ba2	76		QM/Non-HPML		Property		570 - Review Appraisal Missing	A CDA report was not provided. CU Risk Score 3.8.		06/28/2019: The AVM report value of $XXXXXX to appraisal value of $XXXXXX has variance which is less than maximum tolerance variance threshold of 10%. Confidence factor is within guidelines. AVM report is acceptable. .					3	1	D	A	D	A	D	A	D	A	D	A	Cleared
b719be0f-c3c5-49ef-ad1f-875ddf473fde	301203366	b94cd0df-798c-e911-bdd2-f4e9d4a75ba2	76		QM/Non-HPML		Property		570 - Review Appraisal Missing	A CDA report was not provided in the loan file. CU Risk Score is 4.		06/17/2019: The AVM report value of $XXXXXXX to appraisal value of $XXXXXXX has variance which is less than maximum tolerance variance threshold of 10%. Confidence factor is within guidelines. AVM report is acceptable. Condition cleared.					3	1	D	A	D	A	D	A	D	A	D	A	Cleared
5c5d1478-7f53-4d2a-9397-54803716c13d	301197408	063b3e3e-7193-e911-bdd2-f4e9d4a75ba2	22		QM/Non-HPML		Credit		Failure to obtain 3rd party verification of employment	The lender must verify the existence of the borrower's business within 120 calendar days prior to the note date - from a third party, such as a CPA, regulatory agency, or the applicable licensing bureau, if possible; or - by verifying a phone listing and address for the borrower's business using a telephone book, the Internet, or directory assistance. • The lender must document the source of the information obtained and the name and title of the lender's employee who obtained the information. The item required in the second bullet point was not provided.		06/26/2019: Received satisfactory verification of business. Timing requirement met. Condition cleared.	FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 789 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 35.62% Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 57.6 months reserves				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
25b096ed-1cb3-4e81-b568-211e9a636d64	301203646	b560df30-1994-e911-bdd2-f4e9d4a75ba2	22		QM/Non-HPML		Credit		Failure to obtain 3rd party verification of employment	• The lender must verify the existence of the borrower's business within 120 calendar days prior to the note date - from a third party, such as a CPA, regulatory agency, or the applicable licensing bureau, if possible; or - by verifying a phone listing and address for the borrower's business using a telephone book, the Internet, or directory assistance. • The lender must document the source of the information obtained and the name and title of the lender's employee who obtained the information. The item required in the second bullet point was not provided.		06/25/2019: Received satisfactory verification of business. Timing requirement met, condition cleared.	DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 29.67% FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 766 Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 137 months reserves				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
437b5e3b-c696-4377-98ae-7a9db327c6d6	301202151	2cb56957-a492-e911-bdd2-f4e9d4a75ba2	22		QM/Non-HPML		Credit		Failure to obtain 3rd party verification of employment	The lender must verify the existence of the borrower's business within 120 calendar days prior to the note date - from a third party, such as a CPA, regulatory agency, or the applicable licensing bureau, if possible; or - by verifying a phone listing and address for the borrower's business using a telephone book, the Internet, or directory assistance. • The lender must document the source of the information obtained and the name and title of the lender's employee who obtained the information. The item required in either second bullet point was not provided.		06/25/2019: Received satisfactory verification of business. Timing requirement met, condition cleared.	FICO is higher than guideline minimum UW Guides require a FICO score 680 loan qualified with FICO of 766. Disposable Income is higher than guideline minimum UW Guides require $0.00in disposable income, loan qualified with $XXXX.XX in disposable income Years on Job Borrower has 14.25 years on job				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
21e8204a-d4fc-44f0-9e74-a8c05d28457f	301205415	d0683cb7-1a99-e911-bdd2-f4e9d4a75ba2	76		QM/Non-HPML		Property		570 - Review Appraisal Missing	Review appraisal missing. CU risk score 5.		07/03/2019: A CDA report reflecting a value $XXXXXXX which is a 0.0% variance, was provided. Variance within acceptable tolerance. Condition Cleared.					3	1	D	A	D	A	D	A	D	A	D	A	Cleared
0ce15eb1-9d15-43c3-8eaf-6e01ffa1125d	301211146	d4edc88d-3c94-e911-bdd2-f4e9d4a75ba2	21		QM/Non-HPML		Credit		Failure to Obtain Final Application (1003)	Final Loan Application (1003) is incomplete. Missing Source of Down Payment, Settlement Charges, and/or Subordinate Financing, if applicable on page 1.	06/25/2019: This is not a required field on the 1003. Please rescind this condition.	06/26/2019: Per Agency guidelines, the initial loan application must include sufficient information for the underwriter to reach an informed decision about whether to approve the mortgage loan. The final loan application signed by the borrower must include all income and debts disclosed or identified during the mortgage process. A complete, signed, and dated version of the original and final Form 1003 or Form 1003(s) must be included in the mortgage file. Exception cleared.	FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 7775 Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 33.20 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 20.90				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
0ce15eb1-9d15-43c3-8eaf-6e01ffa1125d	301211146	be6b23c9-9592-e911-bdd2-f4e9d4a75ba2	76		QM/Non-HPML		Property		570 - Review Appraisal Missing	A CDA Report was not provided in file. CU Risk Score is a 3.7.		07/01/2019: A CDA report reflecting a value $XXXXXXX which is a 0.0% variance, was provided. Variance within acceptable tolerance. Condition Cleared.	FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 7775 Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 33.20 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 20.90				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
8b55d255-0edf-4a4e-88ae-e030d0ee242d	301254463	00b00869-7ba6-e911-bdd2-f4e9d4a75ba2	22		QM/Agency Safe Harbor		Credit		Failure to obtain 3rd party verification of employment	Guidelines require a VVOE within 10 business days prior to the note date. The VVOE is greater than 10 days prior to note date.	JL - We have a variance that allows the VVOE to be good for 30 calendar days. Please rescind this condition as the VVOE is dated X/X/XXXX and our loan closed X/XX/XX.	07/31/2019: Variance to DU feedback/guideline approved for lender by XXX.	Years on Job Borrower has 30 years on job Full Documentation Full documentation loan Years in Primary Residence Borrower has resided in subject for 22 years				3	2	D	B	D	B	D	B	D	B	D	B	Acknowledged
8b55d255-0edf-4a4e-88ae-e030d0ee242d	301254463	763c1a2f-b0b7-e911-abc7-f4e9d4a75a52	2792		QM/Agency Safe Harbor		Credit		Missing Tax Transcripts	Tax Transcripts not provided as required by DU. Missing tax transcripts dated XX/XX/XXXX per DU.		08/08/2019: Audit reviewed the XXXX/XXXX Tax Transcripts, and has determined that AUS item #19 was validated by said documentation submitted. Condition cleared..	Years on Job Borrower has 30 years on job Full Documentation Full documentation loan Years in Primary Residence Borrower has resided in subject for 22 years				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
8b55d255-0edf-4a4e-88ae-e030d0ee242d	301254463	4b9fc450-6da6-e911-bdd2-f4e9d4a75ba2	76		QM/Agency Safe Harbor		Property		570 - Review Appraisal Missing	Missing CDA report. CU risk score 4		07/15/2019: A CDA provided reflecting a value of $XXXXXX which is a 0% variance. Variance within acceptable tolerance. Condition cleared.	Years on Job Borrower has 30 years on job Full Documentation Full documentation loan Years in Primary Residence Borrower has resided in subject for 22 years				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
eb5c2d98-9500-4374-aa4f-64ad22235aac	301237527	deeedbb0-828d-42ae-bcc6-57e43268e400	3329		QM/Agency Safe Harbor		Compliance		Missing seller’s Closing Disclosure	Missing seller’s Closing Disclosure		non material will be graded a B					3	2	D	B	D	B	D	B	D	B	D	B	Acknowledged
e0256e95-a9d2-41ea-a920-1f0b961b0639	301202795	06889267-b699-e911-bdd2-f4e9d4a75ba2	76		QM/Non-HPML		Property		570 - Review Appraisal Missing	A CDA report was not provided in file.		07/01/2019: A CDA report reflecting a value $XXXXXXX which is a 0.0% variance, was provided. Variance within acceptable tolerance. Condition Cleared.					3	1	D	A	D	A	D	A	D	A	D	A	Cleared
7457c1bc-5af4-4567-98b1-8ae9c36aaf9a	301203311	efe8b931-2a69-4b76-96e7-3d58cb296e94	3217		QM/Non-HPML		Compliance		CD Document does not match actual calculated values for Estimated Escrow	Added 06/25/2019: The final Closing Disclosure does not match actual calculated values for Estimated Escrow in the Projected Payments section. The borrower is escrowing for taxes/insurance and the calculated escrow payment should be SX,XXX.XX. Provide corrected CD and letter of explanation.		06/27/2019: Received explanation letter, air bill and post consummation CD correcting total monthly payment, estimated taxes, insurance & assessments, estimated escrow and page 4 of 5. Condition cleared. Loan will be rated a B for all agencies.	FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 811 Years in Field Borrower has 15 years in Field Years in Primary Residence Borrower has resided in previous primary residence for 7 years				3	2	D	B	D	B	D	B	D	B	D	B	Acknowledged
7457c1bc-5af4-4567-98b1-8ae9c36aaf9a	301203311	9e6c937c-ac8c-4812-9fd2-8df5daa721db	3218		QM/Non-HPML		Compliance		CD Document does not match actual calculated values for Estimated Total Monthly Payment	Added 06/25/2019: The final Closing Disclosure does not match actual calculated values for Estimated Total Monthly Payment. The CD shows the payment amount as Years #1 - #30 $XXXX.XX + $XXXXX.XX = $XXXX.XX. The calculated payment amount is (Years #1 - #30 $XXXX.XX + $XXXX.XX = $XXXX.XX. The lender’s property taxes are incorrect. Provide corrected CD and letter of explanation.		06/27/2019: Received explanation letter, air bill and post consummation CD correcting total monthly payment, estimated taxes, insurance & assessments, estimated escrow and page 4 of 5. Condition cleared. Loan will be rated a B for all agencies.	FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 811 Years in Field Borrower has 15 years in Field Years in Primary Residence Borrower has resided in previous primary residence for 7 years				3	2	D	B	D	B	D	B	D	B	D	B	Acknowledged
7457c1bc-5af4-4567-98b1-8ae9c36aaf9a	301203311	8f953160-11fc-468d-b9e6-090a6884fd66	3295		QM/Non-HPML		Compliance		Estimated Taxes, Insurance & Assessments on Closing Disclosure not reflected accurately	Added 06/25/2019: The final Closing Disclosure indicates the Estimated Taxes, Insurance and Assessments as $XXXX.XX a month vs. the calculated value of $XXXX.XX a month. The lender used the incorrect amount of $XXXX.XX for the taxes vs. the actual amount of $XXXX.XX. (IN ESCROW) Provide corrected CD, letter of explanation and proof of delivery.		06/27/2019: Received explanation letter, air bill and post consummation CD correcting total monthly payment, estimated taxes, insurance & assessments, estimated escrow and page 4 of 5. Condition cleared. Loan will be rated a B for all agencies.	FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 811 Years in Field Borrower has 15 years in Field Years in Primary Residence Borrower has resided in previous primary residence for 7 years				3	2	D	B	D	B	D	B	D	B	D	B	Acknowledged
7457c1bc-5af4-4567-98b1-8ae9c36aaf9a	301203311	2dba894a-da92-e911-bdd2-f4e9d4a75ba2	1		QM/Non-HPML		Compliance		General Compliance Exception	It could not be confirmed that the Borrower's Final CD disclosed any and all applicable Seller Paid fees, as the loan file did not contain any alternative documentation verifying the Seller Paid fees that may or may not have been applied to the transaction. Please provide a Final Seller CD or Final ALTA Settlement Statement that will show evidence any and all applicable Seller Paid fees applied to the transaction in order for compliance testing to be completed. 1026.19(f)(2)(iv) - Clerical Errors: Reg Z Non-Numeric Clerical error Cure within 60 days of consummation		06/27/2019: Audit reviewed the Seller CD and has determined that the document conforms to the sales contract and is deemed acceptable. Condition cleared.	FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 811 Years in Field Borrower has 15 years in Field Years in Primary Residence Borrower has resided in previous primary residence for 7 years				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
7457c1bc-5af4-4567-98b1-8ae9c36aaf9a	301203311	f1d6bdfd-4b97-e911-bdd2-f4e9d4a75ba2	3250		QM/Non-HPML		Compliance		Information required for CD 'Loan Disclosures' section not completed, or completed in error	Added 06/25/2019: The final CD is completed in error for required data under the Escrow Account section, page 4 of 5. Provide re-disclosed CD and letter of explanation.		06/27/2019: Received explanation letter, air bill and post consummation CD correcting total monthly payment, estimated taxes, insurance & assessments, estimated escrow and page 4 of 5. Condition cleared. Loan will be rated a B for all agencies.	FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 811 Years in Field Borrower has 15 years in Field Years in Primary Residence Borrower has resided in previous primary residence for 7 years				3	2	D	B	D	B	D	B	D	B	D	B	Acknowledged
7457c1bc-5af4-4567-98b1-8ae9c36aaf9a	301203311	f7ced6a8-d992-e911-bdd2-f4e9d4a75ba2	1687		QM/Non-HPML		Credit		Missing Evidence of Property Taxes	Evidence of property taxes for subject property not provided. Monthly tax amount of $XXXX.XX is reflected on final Closing Disclosure , however the tax amount does not correspond with the monthly tax amount of $XXXX.XX at the rate of 1.25% of the purchase price. Provide evidence of tax calculation. Additional conditions may apply.	6/21/19 CM: Please see attached updated AUS. Property taxes have been updated to 1.25% of the purchase price.	06/25/2019: Received updated AUS correcting property taxes. Condition cleared. Additional conditions added.	FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 811 Years in Field Borrower has 15 years in Field Years in Primary Residence Borrower has resided in previous primary residence for 7 years				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
d83e63ca-5909-4a16-abc6-f96d2e60b4d5	301203310	484149df-7897-e911-bdd2-f4e9d4a75ba2	76		QM/Non-HPML		Property		570 - Review Appraisal Missing	A CDA report was not provided in the loan file. CU Risk Score is 3.3.		07/01/2019: A CDA report reflecting a value $XXXXXXX which is a 0.0% variance, was provided. Variance within acceptable tolerance. Condition Cleared.					3	1	D	A	D	A	D	A	D	A	D	A	Cleared
c4341254-9015-470a-80e7-1d0881659a40	301251929	0e5ebfc1-39a7-e911-bdd2-f4e9d4a75ba2	854		QM/Agency Safe Harbor		Credit		Failure to obtain Lease Agreements	Missing current lease/rental agreement for rental property #1 on final application. Per AUS and IRS Form 1040 Schedule E or current lease/rental agreement and evidence of time rental was in service is necessary to verify all consumer rental income. Additional conditions may apply.		07/31/2019: Audit reviewed Lender response, Lender provided the Lease agreement for rental property #1 on final application. Condition cleared.	Reserves are higher than guideline minimum UW Guides required no reserves, loan qualified with 3.50 months reserves FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 703 Years Self Employed Borrower has 3.17 years Self Employed				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
c4341254-9015-470a-80e7-1d0881659a40	301251929	f7e44ef6-38a7-e911-bdd2-f4e9d4a75ba2	2675		QM/Agency Safe Harbor		Credit		Inconsistent Documentation	Final application does not accurately reflect current residence status. Application reflects borrower as "renter" however the address is listed on the REO as investment/income property. Based on documentation in the loan file the income listed for the co-borrower is listed as the income for the borrower and vise versa.		07/31/2019: Audit reviewed Lenders response, Lender provided the new 1003 correcting the income placement and also correcting the current residence status. Condition cleared.	Reserves are higher than guideline minimum UW Guides required no reserves, loan qualified with 3.50 months reserves FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 703 Years Self Employed Borrower has 3.17 years Self Employed				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
c4341254-9015-470a-80e7-1d0881659a40	301251929	0e02ed0a-3aa7-e911-bdd2-f4e9d4a75ba2	992		QM/Agency Safe Harbor		Credit		Invalid AUS	The Lender's Guidelines/Agency Guidelines require loan data to be resubmitted to DU if the data changes from the time the AUS was last run. The most recent AUS in file reflects the co-borrower income as borrower's income and vise versa.		07/31/2019: Audit reviewed Lender response, Lender provided corrected AUS submission #18 correcting the income. Condition cleared.	Reserves are higher than guideline minimum UW Guides required no reserves, loan qualified with 3.50 months reserves FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 703 Years Self Employed Borrower has 3.17 years Self Employed				3	1	C	A	C	A	C	A	C	A	C	A	Cleared
c4341254-9015-470a-80e7-1d0881659a40	301251929	cdfd1bae-39a7-e911-bdd2-f4e9d4a75ba2	910		QM/Agency Safe Harbor		Credit		Missing final application (1003)	Final Application in file reflects the incorrect verified income for each borrower and potentially residence status as renter.		07/31/2019: Audit reviewed Lenders response, Lender provided the new 1003 correcting the income placement and also correcting the ownership of the previous residence. Condition cleared.	Reserves are higher than guideline minimum UW Guides required no reserves, loan qualified with 3.50 months reserves FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 703 Years Self Employed Borrower has 3.17 years Self Employed				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
1ebc9e34-8160-41ec-a5cb-646ddeef4401	301203610	a55be4a3-0a9d-e911-bdd2-f4e9d4a75ba2	3181		QM/Non-HPML		Compliance		Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B	The Retrofit fee and Certificate of Compliance /9A Rep fee in section B of the final Closing Disclosure are missing the name of the service providers. Provide corrected CD and LOE to the borrower.		070/02/2019: Non-material per SFIG guidance, loan will be graded a B for all agencies					3	2	D	B	D	B	D	B	D	B	D	B	Acknowledged
8bc85939-59c9-4804-a547-acac53b62eac	301237517	44501397-b29d-e911-bdd2-f4e9d4a75ba2	21		QM/Agency Safe Harbor		Credit		Failure to Obtain Final Application (1003)	Final loan application (1003) is incomplete. Missing the business phone number for the borrowers employer.	7/24/19 CM: Please rescind as the final application (page 293 of the original submission) includes the employer phone number.	07/25/2019: Missing information sourced from other file documents. Loan will be graded a B.	CLTV is lower than guideline maximum UW Guides maximum CLTV of 90%, loan qualified with CLTV of 51.30% Years on Job Borrower has 19 years on job FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 806				3	2	D	B	D	B	D	B	D	B	D	B	Acknowledged
86208844-7fa0-4483-a69f-3c932868e7d4	301237510	e7c9b75b-c59d-e911-bdd2-f4e9d4a75ba2	3227		QM/Agency Safe Harbor		Compliance		Missing Closing Disclosure / CD Not in File	Borrower did not receive initial CD 3 days prior to consummation and file did not contain evidence of receipt of initial CD 3 days prior to consummation (Mailbox Rule): The initial Closing Disclosure is missing from the loan file.		7/26/2019: Received initial closing disclosure. Timing requirement met. Condition cleared.	Years in Primary Residence Borrower has resided in primary residence for 4 years FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 758 No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report verifies 89 months payment history with no late payments reported				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
86208844-7fa0-4483-a69f-3c932868e7d4	301237510	d52ff0e8-459c-e911-bdd2-f4e9d4a75ba2	4		QM/Agency Safe Harbor		Credit		DTI Exceeds Guidelines	Client overlay; REO properties allow a maximum DTI of 45%. The AUS reflects the loan was approved with a DTI of 46.62%, which exceeds the maximum 43%. The recalculated DTI is 47.03%.	XX 7/26/19: Please see attached AUS findings with the updated HOA dues. Please clear condition as there are currently no overlays that would require DTI to be at 45% as long as we have eligible AUS findings. XX 7/24/19: Please rescind. This is a regular conventional file. DTI would not be capped at 43% in this case. After recalculating DTI it appears the underwriter calculated the DTI correctly in this case. It appears you are counting the HOA dues for the borrower's REO twice.
07/29/19: Lender provided updated AUS reflecting DTI of 47.95%, exception cleared.07/25/2019: Audit reviewed Lender's response and has determined the difference is in the HOA for the primary residence.  The PITIA for the primary residence was taken from the Credit report that reflects payment of $X,XXX and HOA of $XX.XX as evidenced on the HOA documentation for a total PITIA of $X,XXX, all other audit calculations matches Lender's.  Client Overlay allows a maximum DTI for REO properties of 45%.  Subject is a Second Home transaction and would fall into the REO Overlay requirements. Condition remains.
													Years in Primary Residence Borrower has resided in primary residence for 4 years FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 758 No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report verifies 89 months payment history with no late payments reported				3	1	C	A	C	A	C	A	C	A	C	A	Cleared
86208844-7fa0-4483-a69f-3c932868e7d4	301237510	3691d756-489c-e911-bdd2-f4e9d4a75ba2	793		QM/Agency Safe Harbor		Credit		Failure to obtain Condo Questionnaire	The Condo Questionnaire is missing from the loan file. DU required a full review. Additional conditions may apply.	TH 7/24/19: Please see attached condo questionnaire.	07/25/2019: Lender provided condo questionnaire. Condition cleared.	Years in Primary Residence Borrower has resided in primary residence for 4 years FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 758 No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report verifies 89 months payment history with no late payments reported				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
86208844-7fa0-4483-a69f-3c932868e7d4	301237510	4e398177-d29d-e911-bdd2-f4e9d4a75ba2	1		QM/Agency Safe Harbor		Credit		General Credit Exception	The Notary failed to date the acknowledgement page on the mortgage document.	07/30/2019: Please see attached	07/30/2019: Audit reviewed corrected Deed of Trust, and has determined that sufficient evidence was provided to verify mortgage has been re-recorded with completed notary acknowledgement section. Condition cleared.	Years in Primary Residence Borrower has resided in primary residence for 4 years FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 758 No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report verifies 89 months payment history with no late payments reported				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
86208844-7fa0-4483-a69f-3c932868e7d4	301237510	796d1f71-c29d-e911-bdd2-f4e9d4a75ba2	824		QM/Agency Safe Harbor		Credit		Insufficient Reserves	Reserves of 4 months. < 4.7 months required, per DU. Assets verified of $XX,XXX.XX minus cash to close of $X,XXX.XX is less than the DU required verified funds of $XX,XXX.XX.	XX 7/24/19: Please rescind. See attached asset statements for you reference. XXXX #XXXX totals XXXXX.XX dated XX/XX/XXXX; XXXXXXXXXXXXXXX Savings account totals $XXXX.XX dated XX/XX/XXXX; XXXXXXXXXXXXXXX Checking totals $XXXX.XX dated XX/XX/XXXX; XXXX #XXXX totals $XXXX.XX dated XX/XX/XXXX; XXXX totals $XXXX.XX dated XX/XX/XXXX; XXXX #XXXX totals $XXX.XX dated XX/XX/XXXX. Total assets provide would be $XXXXX.XX, minus the funds to close of $XXXX.XX and the borrower would have $XXXXX.XX in reserves. See pages 356-363 as well as pages 365-400 for above referenced accounts.	07/25/2019: Lender provided asset documentation verifying sufficient assets. Condition cleared.	Years in Primary Residence Borrower has resided in primary residence for 4 years FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 758 No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report verifies 89 months payment history with no late payments reported				3	1	C	A	C	A	C	A	C	A	C	A	Cleared
86208844-7fa0-4483-a69f-3c932868e7d4	301237510	65c9e1a0-479c-e911-bdd2-f4e9d4a75ba2	724		QM/Agency Safe Harbor		Credit		Missing Documentation	Missing evidence that payment on credit/REO/final application is PITI. Additional conditions may apply.	TH 7/24/19: Please see attached mortgage statement from XXXXX showing taxes and insurance are escrowed.	07/28/2019: Lender provided mortgage statement for primary residence reflecting taxes and insurance are included in escrows. Condition cleared.	Years in Primary Residence Borrower has resided in primary residence for 4 years FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 758 No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report verifies 89 months payment history with no late payments reported				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
86208844-7fa0-4483-a69f-3c932868e7d4	301237510	5aca5c54-469c-e911-bdd2-f4e9d4a75ba2	2788		QM/Agency Safe Harbor		Credit		Missing Executed Personal Tax Returns	Per guidelines signed, dated individual tax returns, with all applicable tax schedules for the most recent year along with a current lease are required when rental income is being used to qualify the loan. The tax return provided in file was not signed by the Borrowers.	TH 7/24/19: Please rescind. This is a conventional loan not XXXXXXXXXXXXXXX High Balance or Bank buster. Personal Returns would not be required to be signed per DU and we would not require the lease in this case.	07/25/2019: Audit reviewed Lender's response and has determined loan is a conventional loan and was underwritten to the AUS and the AUS required tax returns pages 1,2 and Schedule E which were in the loan file. Condition rescinded.	Years in Primary Residence Borrower has resided in primary residence for 4 years FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 758 No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report verifies 89 months payment history with no late payments reported				1	1	A	A	A	A	A	A	A	A	A	A	Rescind
e89c2df5-ec0c-4084-9b30-6c99d5c699e7	301259218	b0b9779c-b0ac-e911-abc7-f4e9d4a75a52	909		QM/Agency Safe Harbor		Credit		Missing AUS results	Missing AUS results. AUS in file submitted with $XXX,XXX.XX loan amount vs. actual $XXX,XXX.XX loan amount.	07/31/2019: JL - Please see the attached DU Findings reflecting the correct loan amount.	07/31/2019: Lender provided corrected AUS. Exception cleared.	FICO is higher than guideline minimum UW Guides requires FICO of 680, loan qualifies with FICO of 738. CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 46.88%. Years Self Employed Borrower has 16 years Self Employed.				3	1	C	A	C	A	C	A	C	A	C	A	Cleared
e89c2df5-ec0c-4084-9b30-6c99d5c699e7	301259218	8eb67bbe-98b4-e911-abc7-f4e9d4a75a52	2792		QM/Agency Safe Harbor		Credit		Missing Tax Transcripts	Tax Transcripts not provided as required by DU. Missing tax transcripts pulled XX/XX/XXXX reflected on DU.	08/01/2019: Please see attachment	08/02/2019: Lender provided tax transcript. Exception cleared.	FICO is higher than guideline minimum UW Guides requires FICO of 680, loan qualifies with FICO of 738. CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 46.88%. Years Self Employed Borrower has 16 years Self Employed.				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
f3ca2302-3fe4-4c93-9fae-9daa9f541b6a	301268162	5fb6f36e-f1ae-e911-abc7-f4e9d4a75a52	76		QM/Agency Safe Harbor		Property		570 - Review Appraisal Missing	Missing a CDA report, the AVM in the file has more than a 32% variance and was erroneously compared to single family dwellings.		07/29/2019: A CDA provided reflecting a value of $XXX,XXX which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.					3	1	D	A	D	A	D	A	D	A	D	A	Cleared
f04f7ba5-a696-442b-8d21-37ab3f364158	301251917	223f702e-70a6-e911-bdd2-f4e9d4a75ba2	1502		QM/Agency Safe Harbor		Credit		Missing HUD-1 From Sale of Previous Property	Final Hud-1 from departing residence evidencing liens paid and netting sufficient cash to close and or reserves was not provided. ALTA in loan file is an estimated statement. Additional conditions may apply. Loan does not meet criteria for Temporary Qualified Mortgage.	08/06/2019: XX- Please see the attached Final Sale CD for XXXXXXXXXXXXXXXXXX.	08/07/02019: Lender provided seller CD for departing property. Exception cleared.	DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 20.71% FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 791 CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 59.99%				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
3d8f44ae-7f09-4be8-a025-4d74d815fb78	301251916	4e81c471-cda3-e911-bdd2-f4e9d4a75ba2	22		QM/Agency Safe Harbor		Credit		Failure to obtain 3rd party verification of employment	Guidelines require a VVOE within 10 business days prior to the note date. The VVOE for both borrower and co-borrower are greater than 10 days prior to note date.	7/29/19 JG Please rescind this as our guidelines allow up to 30 days	07/30/2019: Audit reviewed Lender's response and has determined the VVOE is dated within 30 days prior to the Note date which is acceptable per the updated guidance for the DU/LP allowed variances for the lender and program. Condition cleared.	FICO is higher than guideline minimum Loan qualified with a 791 FICO CLTV is lower than guideline maximum Loan qualified with a 62.29% CLTV Years on Job Borrower has 18.33 years on job				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
adfc392e-94e3-4504-a37b-cd5a2c15974b	301254440	33b67db2-15a7-e911-bdd2-f4e9d4a75ba2	2992		QM/Agency Safe Harbor		Credit		Assessor's Parcel Number is not consistent between Appraisal, Title, and/or Mortgage.	APN # does not match on the appraisal, title and/or mortgage.	7/30/19 CP: Please rescind and see attached. The title commitment reflects the APN as XXXXXXXXXXXXX. The appraisal on file reflects the exact same number	07/31/2019: Audit re-analyzed the APN numbers on all pertinent documents and has determined that the extra trailing digit is what is called a “check digit.” The computer does a math calculation of all the numbers in the assessor’s parcel number based on specific formula – if the answer to the math calculation matches the “check digit” the computer knows that the typist typed in the correct assessor’s parcel number combination. Condition rescinded	DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 28.19% FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 791 Reserves are higher than guideline minimum UW Guides require 6.58 months reserves, loan qualified with 39.20 months reserves				1	1	A	A	A	A	A	A	A	A	A	A	Rescind
adfc392e-94e3-4504-a37b-cd5a2c15974b	301254440	510c0df1-30a7-e911-bdd2-f4e9d4a75ba2	793		QM/Agency Safe Harbor		Credit		Failure to obtain Condo Questionnaire	The Condo Questionnaire is missing from the loan file. Additional conditions may apply.
7/30/19 CP: Please rescind. As part of XXXXXXXXXXXXX underwriting process, which is acceptable to XXXXXXXXXXX, the Condo Review team reviews the appraisal and any submitted documents (insurance, litigation letter) to verify the project’s eligibility as Limited Review. Limited Review is acceptable with the following parameters/requirements: •Maximum 90% LTV for primary residence and 75% for Second Home (investment ineligible). •Receipt of HOA master insurance dec page and •Appraiser verifying there is no pending litigation or a letter from the HOA stating the same. A condo questionnaire is not required.
												7/31/2019: Audit reviewed the Lender response and has determined that the condo review is not required per UWM and FNMA allowed variances. Condition cleared.	DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 28.19% FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 791 Reserves are higher than guideline minimum UW Guides require 6.58 months reserves, loan qualified with 39.20 months reserves				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
adfc392e-94e3-4504-a37b-cd5a2c15974b	301254440	8c2a4013-a9b4-e911-abc7-f4e9d4a75a52	2792		QM/Agency Safe Harbor		Credit		Missing Tax Transcripts	Tax Transcripts not provided as required by DU. Missing tax transcripts dated XX/XX/XXXX reflected on DU.		08/07/2019: Audit reviewed the XXXX Tax Transcripts, and has determined that AUS item #18 was validated by said documentation submitted. Condition cleared.	DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 28.19% FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 791 Reserves are higher than guideline minimum UW Guides require 6.58 months reserves, loan qualified with 39.20 months reserves				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
cc46fc9d-d9cb-44c6-a56f-6b5f125689ba	301268150	9c89e7ba-fbae-e911-abc7-f4e9d4a75a52	22		QM/Agency Safe Harbor		Credit		Failure to obtain 3rd party verification of employment	• The lender must verify the existence of the borrower's business within 120 calendar days prior to the note date - from a third party, such as a CPA, regulatory agency, or the applicable licensing bureau, if possible; or - by verifying a phone listing and address for the borrower's business using a telephone book, the Internet, or directory assistance. • The lender must document the source of the information obtained and the name and title of the lender's employee who obtained the information. The item required in the second bullet point was not provided.		08/01/2019: Audit reviewed evidence for VOB document source and has determined that Lender provided internal screen shot verifying date business was verified by underwriter. Condition cleared.	Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 14.70 months reserves Years Self Employed Borrower has 5 years Self Employed FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 730				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
ad897862-e335-420b-9a92-15e1a2f11059	301259200	a8dd18fd-70ac-e911-abc7-f4e9d4a75a52	992		QM/Agency Safe Harbor		Credit		Invalid AUS	Missing evidence for omission of debt #XXXXXXXXXXXXXXXXXXXXX as required by AUS. Lender did not include the new XXXXXXXXXXXXXXXXXXXXX debt on the most recent AUS however is reflected on the final 1008 and < 3% tolerance	7/31/19 CP: Please see attached7/31/19 CP: Please rescind. There is no mention of the XXXXXXXXXXXXXXXXXXX liability needing to be omitted per the AUS findings. This liability is being included in the DTI as reflected on the most recent AUS run	08/01/2019: Lender provided updated AUS which included the XXXX payment in the debt calculation. Condition cleared. 07/31/2019: Audit reviewed Lenders response, however; the DU did not include the New XXXXX payment on PG 96. DU shows all other payments as $X,XXX.XX and should be $X,XXX.XX with car payment and to match final 1008 in file PG 4. Exception remains.	FICO is higher than guideline minimum Client Overlay minimum FICO is 680, loan qualified iwth 714 FICO No Mortgage Lates Guidelines require 0 x 30 late payment in prior 24 months, the credit report reflects44 months of on time payments Reserves are higher than guideline minimum AUS requires 0 months reserves, loan qualified with 9 months' reserves				3	1	C	A	C	A	C	A	C	A	C	A	Cleared
a1348398-37eb-4dca-88e2-f46cf583a7d4	301259198	17659c83-3aaa-e911-bdd2-f4e9d4a75ba2	22		QM/Agency Safe Harbor		Credit		Failure to obtain 3rd party verification of employment	• The lender must verify the existence of the borrower's business within 120 calendar days prior to the note date - from a third party, such as a CPA, regulatory agency, or the applicable licensing bureau, if possible; or - by verifying a phone listing and address for the borrower's business using a telephone book, the Internet, or directory assistance. • The lender must document the source of the information obtained and the name and title of the lender's employee who obtained the information. The item required in the second bullet point was not provided.	TH 8/6/19: Please see attached showing the senior underwriter XXXX obtained and cleared the VOB.	08/07/2019: Audit reviewed evidence for VOB document source and has determined that Lender provided internal screen shot verifying date business was verified by underwriter. Condition cleared.	DTI is lower than guideline maximum UW Guides require FICO of 700, loan qualified with FICO of 779 Full Documentation The loan is full documentation Years in Field Borrower has 30 years in Field				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
a1348398-37eb-4dca-88e2-f46cf583a7d4	301259198	7023226f-57ba-e911-abc7-f4e9d4a75a52	2792		QM/Agency Safe Harbor		Credit		Missing Tax Transcripts	Tax Transcripts not provided as required by DU.		08/12/2019: Audit reviewed the XXXX/XXXX Tax Transcripts, and has determined that AUS item #16 was validated by said documentation submitted. Condition cleared.	DTI is lower than guideline maximum UW Guides require FICO of 700, loan qualified with FICO of 779 Full Documentation The loan is full documentation Years in Field Borrower has 30 years in Field				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
d8a814b5-2f45-4dd0-8191-60c50ffe9076	301259184	2762de8b-73aa-e911-bdd2-f4e9d4a75ba2	724		QM/Agency Safe Harbor		Credit		Missing Documentation	Missing condo project approval and/or condo questionnaire.	07/31/2019: XX - This project was approved as a limited review which does not require a condo questionnaire. Please see the attached approval from our Condo/Project Review Team and rescind this condition.	07/31/2019: Audit reviewed the Lender screen shot with regards to limited review, and has determined that said document is acceptable to confirm project it is warrantable under XXXX guides per lender statement. Exception cleared.	CLTV is lower than guideline maximum UW Guides allow a maximum CLTV of 80%, loan qualified with a 70% CLTV. DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 30.29% Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 21.10 months reserves				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
48c49f8d-5143-447b-a1e3-4f90f43769b7	301254433	cde86895-bca4-e911-bdd2-f4e9d4a75ba2	724		QM/Agency Safe Harbor		Credit		Missing Documentation	Missing current lease for borrower's Primary residence.	07/30/2019: JL - Please see the attached bank statement showing the rent payment of $930. There is also a copy of the check. This documentation was provided initially. Please rescind this condition.	07/31/2019: Lender provided documentation for borrowers current rent payment. Exception cleared.	DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 42.89% FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 766 Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 6.50 months reserves				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
bc9cb196-e74d-4944-bfe0-bdd18d505d69	301268137	dfcbcc0a-4fae-e911-abc7-f4e9d4a75a52	76		QM/Agency Safe Harbor		Property		570 - Review Appraisal Missing	A CDA Report was not found in the loan file. CU Score was 5.		07/29/2019: A CDA provided reflecting a value of $XXX,XXX.XX which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.					3	1	D	A	D	A	D	A	D	A	D	A	Cleared
209d0191-461a-4f7a-bfda-4a71f930b6ce	301268135	6e3711c8-d0ae-e911-abc7-f4e9d4a75a52	21		QM/Agency Safe Harbor		Credit		Failure to Obtain Final Application (1003)	The final application is missing the borrower's home phone number.	07/31/2019: TH 7/31/19: Please see attached.	08/01/2019: Fully completed application provided. Exception Cleared	FICO is higher than guideline minimum UW Guides require 680 FICO, loan qualified with 797 FICO DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 33.04% Years on Job Borrower has 7.17 years on job				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
209d0191-461a-4f7a-bfda-4a71f930b6ce	301268135	85c03b31-56ae-e911-abc7-f4e9d4a75a52	76		QM/Agency Safe Harbor		Property		570 - Review Appraisal Missing	A CDA report was not provided. CU Risk Score is 3.8.		07/29/2019: A CDA provided reflecting a value of $XXXXXXX which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.	FICO is higher than guideline minimum UW Guides require 680 FICO, loan qualified with 797 FICO DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 33.04% Years on Job Borrower has 7.17 years on job				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
f3b3db80-558b-4692-8044-46d4dc77adc6	301268130	5ce00720-0aaf-e911-abc7-f4e9d4a75a52	22		QM/Agency Safe Harbor		Credit		Failure to obtain 3rd party verification of employment	The lender must verify the existence of the borrower's business within 120 calendar days prior to the note date - from a third party, such as a CPA, regulatory agency, or the applicable licensing bureau, if possible; or - by verifying a phone listing and address for the borrower's business using a telephone book, the Internet, or directory assistance. • The lender must document the source of the information obtained and the name and title of the lender's employee who obtained the information. The item required in the second bullet point was not provided.	7/31/19 CM: Please see attached.	08/01/2019: Audit reviewed evidence for VOB document source, and has determined that Lender provided internal screen shot verifying date business was verified by underwriter. Exception cleared.	Reserves are higher than guideline minimum UW Guides required no months , loan qualified with 23.10 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 50%, loan qualified with DTI of 30.86% No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months credit report verifies 33 months payment history with no late payments reported				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
69a7a390-41ac-4cb1-9d90-8fa980b45985	301268129	2bb7ef9b-14af-e911-abc7-f4e9d4a75a52	1		QM/Agency Safe Harbor		Credit		General Credit Exception	Missing evidence supporting disposition of property #1 listed on XXXX schedule E of the XXXX tax return.	07/31/2019: TH 7/31/19: Please rescind. Please see page 106 showing that the borrowers no longer own XXXXXXXXXXXXXXXXXXX.	08/01/2019: Audit reviewed Lenders response. Exception rescinded.	Years on Job Borrower has 16 years on job No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 24 months. Credit report verified 99+ total months payment history with no late payments reported. FICO is higher than guideline minimum 787 FICO				1	1	A	A	A	A	A	A	A	A	A	A	Rescind
69a7a390-41ac-4cb1-9d90-8fa980b45985	301268129	077cbbec-dfb3-e911-abc7-f4e9d4a75a52	2792		QM/Agency Safe Harbor		Credit		Missing Tax Transcripts	Tax Transcripts not provided as required by DU.	08/01/2019: Please see attachment	08/02/2019: Lender provided XXXX/XXXX Tax Transcripts. Exception cleared.	Years on Job Borrower has 16 years on job No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 24 months. Credit report verified 99+ total months payment history with no late payments reported. FICO is higher than guideline minimum 787 FICO				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
30b83def-1283-4d19-97f9-5202f0052e91	301268128	86077ddc-76ae-e911-abc7-f4e9d4a75a52	21		QM/Agency Safe Harbor		Credit		Failure to Obtain Final Application (1003)	A final application for the subject transaction was not provided. The business phone number for borrower's current employer is not completed on final application.	7/31/19 CM: Please rescind as all required information is present on the 1003 or found elsewhere in the file. The borrower curently works for XXXXXXXXXXXXXXXXXXXXXXXX (SIE) and has been for over 7 years. When a VVOE is obtained, the verification is found on XXXXXXXXXXXX (provided with the original submission), and there is no reason to call the employer, thus no reason to have the phone number on the 1003. Please rescind.	08/01/2019: Missing information sourced from other file documents. Loan will be graded a B. Exception downgraded.	Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 21.90 months reserves Years in Field Borrower has 10 years in Field Disposable Income is higher than guideline minimum UW Guides require $0 in disposable income, loan qualified with $XXXXX.XX in disposable income				3	2	D	B	D	B	D	B	D	B	D	B	Acknowledged
31a1d1c7-6356-48e8-b815-4e6925e73b59	301065910	e70439d4-6a07-48db-adfe-f8a5c33b72bb	3227		QM/Non-HPML		Compliance		Missing Closing Disclosure / CD Not in File	The Initial CD is missing from the loan file. No Cure - Missing document not provided.		03/06/2019: Received initial closing disclosure and evidence it was acknowledged. Timing requirement met. Condition cleared.	CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 59.4% DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 33.17% FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 744				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
31a1d1c7-6356-48e8-b815-4e6925e73b59	301065910	b58cf101-6b3c-e911-bd2f-f4e9d4a75a52	2992		QM/Non-HPML		Credit		Assessor's Parcel Number is not consistent between Appraisal, Title, and/or Mortgage.	APN # does not match on the appraisal, title and mortgage. Appraisal reflects 2 APN's vs Title/Mortgage with one. Quit Claim deeds in file reference 2 parcels.	05/23/2019: See attached corrected Appraisal showing only the one parcel ID that is showing on the Note.03/26/2019: The loan closed correctly with parcel ID XXX-XXX-XX-XX, which is also showing on the mortgage. Please refer to the attached map showing that the parcel ID that contains the additional parking is not the driveway to the subject property.	05/23/2019: Audit reviewed revised Appraisal, and has determined that the documentation submitted is deemed acceptable. Condition cleared. 03/26/2019: Audit reviewed the Lender Rebuttal, and has determined that the Appraisal reflects both parcels for subject address. Provide corrected page one of the Appraisal. Condition remains.	CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 59.4% DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 33.17% FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 744				3	1	C	A	C	A	C	A	C	A	C	A	Cleared
31a1d1c7-6356-48e8-b815-4e6925e73b59	301065910	03621514-913e-e911-bdd2-f4e9d4a75ba2	2790		QM/Non-HPML		Credit		Missing Balance Sheet	Missing current XXXX Balance Sheet for Businesses on Schedule E Part II of XXXX tax return. Per appendix Q, both Profit & Loss Statement and Balance Sheet are required in order for the loan to be classified as a Qualified Mortgage.	03/15/2019: Please advise which business you are referring to. I'm not showing a Schedule E as part of the personal tax returns.	03/15/2019: Audit re-analyzed the loan file, and has determined that XXXX Balance Sheet was provided within the loan file. YTD XXXX Balance Sheet is not required. Appendix Q requires that the P&L and Balance Sheet be current through a date that is within 120 days of closing (consummation date). Condition rescinded.	CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 59.4% DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 33.17% FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 744				1	1	A	A	A	A	A	A	A	A	A	A	Rescind
31a1d1c7-6356-48e8-b815-4e6925e73b59	301065910	a71d91c4-913e-e911-bdd2-f4e9d4a75ba2	724		QM/Non-HPML		Credit		Missing Documentation	Missing copy lien agreements for items # 5 & 6 on preliminary title commitment that were subordinated to subject lien. Additional conditions may apply.	06/06/2019: Please see the attached final title policy. These liens were cleared through escrow.05/23/2019: See attached corrected Appraisal showing only the one parcel ID that is showing on the Note.03/26/2019: The loan closed correctly with parcel ID XXX-XXX-XX-XX, which is also showing on the mortgage. Please refer to the attached map showing that the parcel ID that contains the additional parking is not the driveway to the subject property.
06/11/2019: Lender provided Final Title Policy verifying no additional liens. Exception cleared.06/01/2019: Lender provided copy of subordination agreement which audit has previously reviewed however copy of requested Lien Agreements remain outstanding. Condition remains. 05/23/2019:Audit reviewed Title Commitment, as well as Subordination Agreement, and has determined that parcel 1 was listed on the Sub. Agreement. Provide a copy of the Lien Agreements for #5 and #6, unable to determine "what" the lien pertains to in relation to the subject property. Condition remains. 03/26/2019: Audit reviewed the Lender Rebuttal, and has determined that the copies of the Lien Agreements (#5 & #6 under Schedule B, Exceptions) are required. Condition remains.
													CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 59.4% DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 33.17% FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 744				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
31a1d1c7-6356-48e8-b815-4e6925e73b59	301065910	2a33beb3-903e-e911-bdd2-f4e9d4a75ba2	2791		QM/Non-HPML		Credit		Missing YTD Profit & Loss	Missing current XXXX Balance Sheet for Businesses on Schedule E Part II of XXXX tax return. Per appendix Q, both Profit & Loss Statement and Balance Sheet are required in order for the loan to be classified as a Qualified Mortgage.			CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 59.4% DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 33.17% FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 744				1	1	A	A	A	A	A	A	A	A	A	A	Rescind
31a1d1c7-6356-48e8-b815-4e6925e73b59	301065910	78790a48-673c-e911-bd2f-f4e9d4a75a52	76		QM/Non-HPML		Property		570 - Review Appraisal Missing	A CDA report was not provided in the loan file. CU Score is 3.8.	03/06/2019: CDA	03/06/2019: Lender provided CDA report, exception cleared.	CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 59.4% DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 33.17% FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 744				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
fb9abdc7-9f01-47ba-af96-38a5b62ba212	301066987	72338330-3c47-e911-bdd2-f4e9d4a75ba2	3254		QM/Non-HPML		Compliance		Information required for CD 'Contact Information' section not completed, or completed in error	The final Closing Disclosure Contact Information section is incomplete. The State ID of the Settlement Agent is missing. Provide re-disclosed CD and letter of explanation.		Non-material per SFIG guidance, loan will be graded a B for all agencies	CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 55.56% DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 25.71% FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 729				3	2	D	B	D	B	D	B	D	B	D	B	Cleared
fb9abdc7-9f01-47ba-af96-38a5b62ba212	301066987	dd5ed73b-4302-4650-a00f-b5af79ee511a	48		QM/Non-HPML		Compliance		Missing Affiliated Business Disclosure	Missing Affiliated Business Disclosure		Finding deemed non-material, loan will be graded a B for all agencies.	CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 55.56% DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 25.71% FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 729				2	2	B	A	B	A	B	B	B	A	B	A	Cleared
fb9abdc7-9f01-47ba-af96-38a5b62ba212	301066987	32c2fb57-364b-e911-bdd2-f4e9d4a75ba2	4		QM/Non-HPML		Credit		DTI Exceeds Guidelines	The AUS reflects a maximum allowable DTI of 22.35%. Due to the improper calculation of debts, the actual DTI is 25.71%. The file supports negative net rent loss of $X,XXX.XX per month.		03/25/2019: Audit reviewed Lender’s rebuttal and original loan file. HELOC closure letter provided is a loan on the subject property. REO #2 (XXX) tax $XXX.XX page 190, insurance $XXX.XX HOA xxxx.xx pages 165-172 =$ XXXX.XX which is positive income of XXX.XX. REO #3 (XXX) P&I $X,XXX.XX page 174, tax & insurance $X,XXX.XX page 174, HOA $XXX.XX page 182 which is negative income of $X,XXX.XX. Net rental loss $XXX.XX. Recalculated DTI 24.78% which is within 3% tolerance. Condition rescinded.	CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 55.56% DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 25.71% FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 729				1	1	A	A	A	A	A	A	A	A	A	A	Rescind
fb9abdc7-9f01-47ba-af96-38a5b62ba212	301066987	90a55945-3c47-e911-bdd2-f4e9d4a75ba2	793		QM/Non-HPML		Credit		Failure to obtain Condo Questionnaire	The Condo Questionnaire is missing from the loan file. Additional conditions may apply.	03/19/2019: This property was approved as a limited review which does not require a condo questionnaire. Please see the attached approval from our Condo Review Team.	03/20/2019: Lender addressed condo warrantability per Client requirements. Condition cleared.	CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 55.56% DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 25.71% FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 729				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
36659da9-54c5-4abd-b15a-f3633e8a32cc	301120032	ffe1b642-fdfc-4064-9f00-3ad073cdfb18	3181		QM/Non-HPML		Compliance		Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B	The Tax Service fee in section B of the final Closing Disclosure is missing the name of the service provider. Provide corrected CD and letter of explanation to the Borrower.		Non-material per SFIG guidance, loan will be graded a B for all agencies.	Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 18.7 months reserves Years Self Employed Borrower has 25 years Self Employed No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 24 months. Credit report verified 99+ total months payment history with no late payments reported.				3	2	D	B	D	B	D	B	D	B	D	B	Cleared
36659da9-54c5-4abd-b15a-f3633e8a32cc	301120032	aa2972ae-2441-e911-bdd2-f4e9d4a75ba2	4		QM/Non-HPML		Credit		DTI Exceeds Guidelines	42.11% DTI exceeds Lender’s 36.65% DTI: Lender overstated Income from S Corp #1 by $XXXX.XX/mo. DTI is still under 43%.		03/18/2019: Invalid Finding. The$ XXK distribution on line 16D of the K1 should be included in the income	Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 18.7 months reserves Years Self Employed Borrower has 25 years Self Employed No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 24 months. Credit report verified 99+ total months payment history with no late payments reported.				1	1	A	A	A	A	A	A	A	A	A	A	Rescind
36659da9-54c5-4abd-b15a-f3633e8a32cc	301120032	3c2f4ad5-d2af-e911-abc7-f4e9d4a75a52	2792		QM/Non-HPML		Credit		Missing Tax Transcripts	Transcripts not provided.		08/14/2019: Tax transcript provided are deemed acceptable. Condition cleared. 07/29/19: Lender provided transcripts for XXXX. All High Balance (HB) and Bank Buster loans will require 2 years tax transcripts on all loans, even if not required by DU. Condition maintained.	Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 18.7 months reserves Years Self Employed Borrower has 25 years Self Employed No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 24 months. Credit report verified 99+ total months payment history with no late payments reported.				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
84c9f747-0a75-4f2d-97bf-04c40ba0da76	301120224	0c8adbfb-cb8e-e911-bdd2-f4e9d4a75ba2	840		QM/Non-HPML		Credit		Failure to Obtain Hazard Insurance Declaration	Two Insurance binders found in file with different effective dates with one effective after disbursement. Please provide hazard declaration with policy effective dates. Additional conditions may apply.		06/14/2019: Finding deemed non-material, loan will be graded a B for all agencies	Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 1 months reserves FICO is higher than guideline minimum UW Guides require 700 FICO, loan qualified with 804 FICO Years on Job Borrower has 7.58 years on job				3	2	D	B	D	B	D	B	D	B	D	B	Acknowledged
8fe811d5-1cd6-4ce6-9e7b-ff5f554702b3	301178544	43aff9b2-db40-44db-8bad-9e6e12372daf	1657		QM/Non-HPML		Compliance		Missing Flood Notice	Missing Flood Notice	05/09/2019: please see attached please clear	05/09/2019: Audit reviewed executed Flood Notice, and has determined that documentation submitted is deemed acceptable. Condition cleared. 05/03/2019: Finding deemed non-material, loan will be graded a B for all agencies	Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 10.60 months reserves Years Self Employed Borrower has been self employed for 10 years FICO is higher than guideline minimum UW Guides require 700 FICO, loan qualified with 742 FICO				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
8fe811d5-1cd6-4ce6-9e7b-ff5f554702b3	301178544	fac9b6f5-b96d-e911-bdd2-f4e9d4a75ba2	2174		QM/Non-HPML		Compliance		Missing Rate Lock Agreement	Missing evidence of original lock date. Compliance testing will need to be reviewed once received. Rate lock confirmation in file is dated XX/XX/XXXX however; CoC and Loan Estimate reflect rate locked on or before XX/XX/XXXX.	05/09/2019: please see attached please clea	05/09/2019: Audit reviewed COC locking rate on XX/XX/XXXX, as well as corresponding LE, and has determined that documentation submitted is deemed acceptable. Condition cleared.	Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 10.60 months reserves Years Self Employed Borrower has been self employed for 10 years FICO is higher than guideline minimum UW Guides require 700 FICO, loan qualified with 742 FICO				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
8fe811d5-1cd6-4ce6-9e7b-ff5f554702b3	301178544	22bba0b9-b96d-e911-bdd2-f4e9d4a75ba2	854		QM/Non-HPML		Credit		Failure to obtain Lease Agreements	Missing current lease/rental agreement for rental property A (duplex) located on XXX Schedule E part I. Per appendix Q, both IRS Form 1040 Schedule E and a current lease/rental agreement is necessary to verify all consumer rental income; in order for the loan to be classified as a Qualified Mortgage.
06/10/2019: There is no lease agreement for XXXXXXXXXX and no income used to qualify for XXXXXXXXXX. The XXXXXXXXXXXXXXX is a multi-unit property. XXXXXXXXXXXXX is for Both units and included in the DTI. Mortgage interest on schedule E is split between each unit and totaled $XX,XXX See XXXXXXXXXXXXX XXXXXXXXX statement showing interest of $XXXX.XX YTD. See property details for XXXXXXXXXXXX indicating Multi Unit. 6/03/2019:  We are only using rental income on XXXXXXXXXXXXXXXXXXXX, which matches the lease agreement that was provided. The Bank Buster Job Aid states that the lease agreement and two years of tax returns is only required when rental income is being used to qualify. Rental income is not being used for XXXXXXXXXXXXXXXXXX. Please rescind this condition.5/23/2019:  See attached Lease Agreement for XXXXXXXXXXXXX This was sent with the initial loan delivery docs. Please rescind.

06/12/2019: Lender provided property detail report verifying property XXXXXXXXXXXXXXX is a 2 unit property, mortgage statement and schedule E for tax returns.  Audit reviewed lender's response and has determined the mortgage statement provided verifies the mortgage interest matches the mortgage interest on schedule E verifying the XXX and XXX and the 2 units and the mortgage is on both units. The DTI is within tolerance not using the rental income from the second unit; therefore, lease agreement would not be required.  Condition cleared.06/04/2019:  Audit reviewed Lender’s rebuttal and original loan file.  Schedule E for XXX reflects mortgage interest.  Please provide evidence of P&I to include with Schedule E taxes & insurance.  Document required to calculate payment to be included in ratios.  Condition remains.05/24/2019:  Audit reviewed Lender’s rebuttal and original loan file.  XXXX tax return Schedule E reflects duplex with rental income for each unit. (XXX & XXX XXXXXXX).  Lease for XXX provided.  Lease for XXX missing.  Condition remains.
													Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 10.60 months reserves Years Self Employed Borrower has been self employed for 10 years FICO is higher than guideline minimum UW Guides require 700 FICO, loan qualified with 742 FICO				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
8fe811d5-1cd6-4ce6-9e7b-ff5f554702b3	301178544	350f88c1-b96d-e911-bdd2-f4e9d4a75ba2	915		QM/Non-HPML		Credit		Missing asset documentation	The statement for account 2 on final application reflects a deposit of $XX,XXX.XX. There is no evidence in the file documenting the source of the deposit.	05/21/2019: Hi, Deposit on XX/XX/XXXX into XXXXX #5521 for $XX,XXX.XX is below the large deposit threshold for this borrower. 50% of income on this file is $XX,XXX.XX. This deposit is not required to be sourced. Thank You	05/21/2019: Audit reviewed the Lender Rebuttal, and has determined that large deposits are defined as a single deposit that exceeds 50% of the total monthly qualifying income for the loan. The deposit in question does NOT exceed 50% of the total monthly qualifying income, therefore is not required to be sourced. Condition rescinded.	Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 10.60 months reserves Years Self Employed Borrower has been self employed for 10 years FICO is higher than guideline minimum UW Guides require 700 FICO, loan qualified with 742 FICO				1	1	A	A	A	A	A	A	A	A	A	A	Rescind
663475db-3a29-44fd-a5f2-5ee993e49ca8	301139779	ca77243c-7007-4768-b04a-7e60d637ec17	48		QM/Non-HPML		Compliance		Missing Affiliated Business Disclosure	File is missing the Affiliated Business Disclosure. If the lender is not affiliated with any other businesses, please provide an attestation stating such.		Finding deemed non-material, loan will be graded a B for all agencies.	Reserves are higher than guideline minimum UW Guides require 3.60 months reserves, loan qualified with 5.20 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 40.73% FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 809				2	2	B	A	B	A	B	B	B	A	B	A	Cleared
663475db-3a29-44fd-a5f2-5ee993e49ca8	301139779	99ea9aed-d8af-e911-abc7-f4e9d4a75a52	2792		QM/Non-HPML		Credit		Missing Tax Transcripts	Transcripts not provided.		08/01/2019: Received updated guidance from Client. Tax transcripts are not required if not utilized in AUS findings. Condition rescinded.	Reserves are higher than guideline minimum UW Guides require 3.60 months reserves, loan qualified with 5.20 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 40.73% FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 809				1	1	A	A	A	A	A	A	A	A	A	A	Rescind
663475db-3a29-44fd-a5f2-5ee993e49ca8	301139779	630041b8-4356-e911-bdd2-f4e9d4a75ba2	76		QM/Non-HPML		Property		570 - Review Appraisal Missing	A CDA report was not provided in the loan file. CU Risk Score is 3.		04/09/2019: A CDA provided reflecting a value of $XXX,XXX which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.	Reserves are higher than guideline minimum UW Guides require 3.60 months reserves, loan qualified with 5.20 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 40.73% FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 809				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
f1a0f482-ca5b-42fe-b56f-b695cdf3c446	301150584	394dec37-8e5f-e911-bdd2-f4e9d4a75ba2	3296		QM/Non-HPML		Compliance		Closing Disclosure document error	The title owner title insurance fee in section H of the final Closing Disclosure is missing the word optional. Provide corrected CD and LOE to the Borrower.		06/05/2019: Received explanation letter and post consummation CD correcting Section H. Condition cleared. Loan will be rated a B for all agencies. 04/16/2019: Non-material per SFIG guidance, loan will be graded a B for all agencies	FICO is higher than guideline minimum Loan qualified with FICO of 704 DTI is lower than guideline maximum Loan qualified with DTI of 15.32% Reserves are higher than guideline minimum Loan qualified with 37.60 months reserves				3	2	D	B	D	B	D	B	D	B	D	B	Acknowledged
f1a0f482-ca5b-42fe-b56f-b695cdf3c446	301150584	ccf16519-7e38-4a04-9e4c-c36a829df976	3295		QM/Non-HPML		Compliance		Estimated Taxes, Insurance & Assessments on Closing Disclosure not reflected accurately	The final Closing Disclosure indicates the Estimated Taxes, Insurance and Assessments as $X,XXX.XX a month vs. the calculated value of $X,XXX.XX a month. The lender used the incorrect amount of $XXX for the HOA vs. the actual amount of $XXX. Provide re-disclosed CD and letter of explanation.	05/15/2019: The issue is not with the HOA dues being incorrect. Please see the attached DU Findings reflecting the correct monthly taxes amount of $XXXX.XX that matches the Final CD.	06/05/2019: Received explanation letter and post consummation CD correcting estimated escrows and page 4. Condition cleared. Loan will be rated a B for all agencies. 05/15/2019: Audit reviewed the Lender Rebuttal, and has determined that Estimated Taxes, Insurance and Assessments as $X,XXX.XX a month vs. the calculated value of $X,XXX.XX a month. The lender used the incorrect amount of $XXX for the HOA vs. the actual amount of $XXX. Provide re-disclosed CD and letter of explanation. Condition remains.Non-material per SFIG guidance, loan will be graded a B for all agencies	FICO is higher than guideline minimum Loan qualified with FICO of 704 DTI is lower than guideline maximum Loan qualified with DTI of 15.32% Reserves are higher than guideline minimum Loan qualified with 37.60 months reserves				3	2	D	B	D	B	D	B	D	B	D	B	Acknowledged
f1a0f482-ca5b-42fe-b56f-b695cdf3c446	301150584	7b057c30-7b60-e911-bdd2-f4e9d4a75ba2	1		QM/Non-HPML		Compliance		General Compliance Exception	The LE XX/XX/XXXX reflects Estimated Cash to Close of $XXX,XXX vs. the final CD reflects Estimated Cash to Close of $XXX,XXX. Provide corrected CD and LOE to the borrower.		06/05/2019: Received explanation letter and post consummation CD reflecting correct cash to close in the LE column. Condition cleared. Loan will be rated a B for all agencies. 04/16/2019: Non-material per SFIG guidance, loan will be graded a B for all agencies	FICO is higher than guideline minimum Loan qualified with FICO of 704 DTI is lower than guideline maximum Loan qualified with DTI of 15.32% Reserves are higher than guideline minimum Loan qualified with 37.60 months reserves				3	2	D	B	D	B	D	B	D	B	D	B	Acknowledged
f1a0f482-ca5b-42fe-b56f-b695cdf3c446	301150584	f1db4c00-7b60-e911-bdd2-f4e9d4a75ba2	3186		QM/Non-HPML		Compliance		Incorrect disclosure of DID SHOP Fee (Section C) & Recording Fee (Section E)	The City/County Tax/Stamps in section E of the final Closing Disclosure is missing the name of the government entity accessing the tax. Provided corrected CD and LOE to the borrower.		06/05/2019: Received explanation letter and post consummation CD reflecting payee in Section E. Condition cleared. Loan will be rated a B for all agencies. 04/16/2019: Non-material per SFIG guidance, loan will be graded a B for all agencies	FICO is higher than guideline minimum Loan qualified with FICO of 704 DTI is lower than guideline maximum Loan qualified with DTI of 15.32% Reserves are higher than guideline minimum Loan qualified with 37.60 months reserves				3	2	D	B	D	B	D	B	D	B	D	B	Acknowledged
f1a0f482-ca5b-42fe-b56f-b695cdf3c446	301150584	1bae7d4c-e680-4402-bdbf-30bf32647d8b	48		QM/Non-HPML		Compliance		Missing Affiliated Business Disclosure	Missing Affiliated Business Disclosure	04/24/2019: please see attached	04/24/2019: Audit review of attestation statement regarding no Affiliated Businesses is deemed acceptable, condition cleared.04/15/2019: Finding deemed non-material, loan will be graded a B for all agencies	FICO is higher than guideline minimum Loan qualified with FICO of 704 DTI is lower than guideline maximum Loan qualified with DTI of 15.32% Reserves are higher than guideline minimum Loan qualified with 37.60 months reserves				2	1	B	A	B	A	B	A	B	A	B	A	Cleared
f1a0f482-ca5b-42fe-b56f-b695cdf3c446	301150584	ccb11ea2-8e5f-e911-bdd2-f4e9d4a75ba2	904		QM/Non-HPML		Credit		Missing HELOC agreement	Equity line agreement not provided.
07/04/2019: See the attached Note containing the terms of the loan.06/17/2019: Please see the attached Approval Letter confirming there are no open conditions and the file is clear to close.05/30/2019:  XXXX B2-1.1-04 states that lenders must disclose the existence of subordinate financing and the subordinate financing repayment terms. The HELOC Approval Letter that was provided contains all of the required information: HELOC line amount, rate, monthly payment.05/06/2019: This loan has new secondary financing. Only a copy of the HELOC Approval Letter is required since this is a simultaneous second lien which will be recorded by the title company after closing. A copy of the Note and Subordination Agreement is not required. The documentation provided is the Approval Letter which states the pertinent loan information. Please rescind this condition.4/18/2019:  See attached. This was provided with the initial loan delivery docs. Please rescind

07/04/2019: Audit reviewed full closing package for HELOC, and has determined that the documentation submitted confirms terms of the HELOC. Condition cleared. 06/17/2019: Audit reviewed the Conditional Approval, and has determined that an executed HELOC Agreement/Note is required. Condition remains. 05/31/2019:  Audit consulted with management.  A copy of the second lien note is required.  Condition remains.05/06/2019: Audit reviewed the Lender Rebuttal, and has determined that the "Conditional Approval" is not acceptable. A copy of the executed HELOC (2nd Lien) is required. Condition remains.04/19/2019:  Correction.  Document provided is not a HELOC agreement.  Condition remains.
													FICO is higher than guideline minimum Loan qualified with FICO of 704 DTI is lower than guideline maximum Loan qualified with DTI of 15.32% Reserves are higher than guideline minimum Loan qualified with 37.60 months reserves				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
f1a0f482-ca5b-42fe-b56f-b695cdf3c446	301150584	219732d1-8e5f-e911-bdd2-f4e9d4a75ba2	76		QM/Non-HPML		Property		570 - Review Appraisal Missing	A CDA report was not provided. CU score of 3.4.		04/25/2019: A CDA provided reflecting a value of $X,XXX,XXX which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.	FICO is higher than guideline minimum Loan qualified with FICO of 704 DTI is lower than guideline maximum Loan qualified with DTI of 15.32% Reserves are higher than guideline minimum Loan qualified with 37.60 months reserves				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
6c17208c-6f7f-4339-88fa-64ba5dae95fa	301150021	50b2f315-4191-e911-bdd2-f4e9d4a75ba2	22		QM/Non-HPML		Credit		Failure to obtain 3rd party verification of employment	• The lender must verify the existence of the borrower's business within 120 calendar days prior to the note date - from a third party, such as a CPA, regulatory agency, or the applicable licensing bureau, if possible; or - by verifying a phone listing and address for the borrower's business using a telephone book, the Internet, or directory assistance. • The lender must document the source of the information obtained and the name and title of the lender's employee who obtained the information. The item required in the second bullet point was not provided.	06/24/2019: Please see attached	06/24/2019: Audit reviewed evidence for VOB document source, and has determined that Lender provided internal screen shot verifying date business was verified by underwriter. Condition cleared.	DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 36.84% FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 793 No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report verifies 48 months payment history with no late payments reported				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
6c17208c-6f7f-4339-88fa-64ba5dae95fa	301150021	a815e11c-4191-e911-bdd2-f4e9d4a75ba2	724		QM/Non-HPML		Credit		Missing Documentation	Executed Home Equity Line of Credit (HELOC) closure letter reflecting HELOC was frozen and closed was not provided in the file.	06/27/2019: Please see attached.06/24/2019: Please rescind as documentation for closing the HELOC was already provided with the original submission. The payoff letter states that the HELOC will be closed upon payment, and the borrower signed both pages. Documentation is also attached for reference.
06/27/2019: Audit reviewed executed HELOC Closure Authorization, and has determined that the document requests the closure and lien release of said HELOC account. Condition cleared.06/24/2019: Audit reviewed the Payoff Statement, and has determined that the document does not requests the closure and lien release of said HELOC account. Said document is only a Payoff Statement, it is not a HELOC closure letter. Payoff Statement gives the borrower an option to pay down to $0.00 but not close it. Provide executed HELOC closure letter requesting the closure and lien release of the account. Condition remains.
													DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 36.84% FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 793 No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report verifies 48 months payment history with no late payments reported				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
6c17208c-6f7f-4339-88fa-64ba5dae95fa	301150021	6826e705-4191-e911-bdd2-f4e9d4a75ba2	2791		QM/Non-HPML		Credit		Missing YTD Profit & Loss	Missing YTD XXXX P&L Statement for Schedule C Business and Business A & B on Schedule E Part II of XXXX tax return. Per appendix Q, both Profit & Loss Statement and lance Sheet are required in order for the loan to be classified as a Qualified Mortgage.	06/24/2019: Please see attached. Income from YTD XXXX P&Ls are in line/exceed the 2-year average.	06/24/2019: Audit reviewed YTD XXXX P&L Statement for Schedule C Business and Business A & B on Schedule E Part II of XXXX tax return, and has determined that the documentation was submitted PRIOR to consummation. Condition cleared.	DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 36.84% FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 793 No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report verifies 48 months payment history with no late payments reported				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
562e6778-bf86-4e6a-b175-475b00ea936c	301192679	e32726c7-5893-e911-bdd2-f4e9d4a75ba2	76		QM/Non-HPML		Property		570 - Review Appraisal Missing	A CDA Report was not provided in file. CU Risk Score is a 3.5.	06/24/2019: AVM	06/25/2019: The AVM report value of $XXX,XXX.XX, to appraisal value of $XXX,XXX.XX, has variance which is less than maximum tolerance variance threshold of 10%. Confidence factor is within guidelines. AVM report is acceptable. Exception cleared.					3	1	D	A	D	A	D	A	D	A	D	A	Cleared
39c4c004-5495-4e85-950a-01674a446a86	301202682	5d9c698b-4574-4c57-bc61-f98934348703	48		QM/Non-HPML		Compliance		Missing Affiliated Business Disclosure	File is missing the Broker Affiliated Business Disclosure. If the broker is not affiliated with any other businesses, please provide an attestation stating such.		06/18/2019: Received attestation no affiliates. Condition cleared.6/10/2019 : Finding deemed non-material, loan will be graded a B for all agencies.					2	1	B	A	B	A	B	A	B	A	B	A	Cleared
892f2e84-847d-474f-970c-0c07d54696fe	301178529	6500a6f0-f089-e911-bdd2-f4e9d4a75ba2	3181		QM/Non-HPML		Compliance		Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B	The MERS Fee in section B of the final Closing Disclosure is missing the name of the service provider.		06/10/2019: Non-material per SFIG guidance, loan will be graded a B for all agencies.					3	2	D	B	D	B	D	B	D	B	D	B	Acknowledged
892f2e84-847d-474f-970c-0c07d54696fe	301178529	ba1b1d7e-6a89-e911-bdd2-f4e9d4a75ba2	48		QM/Non-HPML		Compliance		Missing Affiliated Business Disclosure	File is missing the Affiliated Business Disclosure. If the lender is not affiliated with any other businesses, please provide an attestation stating such.	06/12/2019: please see attached	06/13/2019: Client provided loan specific attestation for the Lender. Exception cleared.06/10/2019: Non-material per SFIG guidance, loan will be graded a B for all agencies.					2	1	B	A	B	A	B	A	B	A	B	A	Cleared
c36c24bc-2be5-4eba-a2cc-85a3ae2bb072	301180058	b6bf3d17-0a29-417d-a892-26dde48d9320	48		QM/Non-HPML		Compliance		Missing Affiliated Business Disclosure	Missing Affiliated Business Disclosure.	06/11/2019: Please see attachment	06/12/2019: Lender provided loan specific Attestation for client. Exception cleared.06/07/2019: Finding deemed non-material, loan will be graded a B for all agencies.	FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 801 CLTV is lower than guideline maximum UW Guides maximum CLTV of 90%, loan qualified with CLTV of 75% Years on Job Borrower has 10 years on job				2	1	B	A	B	A	B	A	B	A	B	A	Cleared
c36c24bc-2be5-4eba-a2cc-85a3ae2bb072	301180058	6ac97fe7-a338-4698-8d42-b1580abb290c	1665		QM/Non-HPML		Compliance		Missing Special Information Booklet / Home Loan Toolkit	Missing Home Loan Toolkit.	06/11/2019: Please see attachment and the e-sign dates are on them.	06/12/2019: Lender provided verification The Home Loan Toolkit was provided within 3 days of application date. Exception cleared.06/07/2019: Finding deemed non-material, loan will be graded a B for all agencies.	FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 801 CLTV is lower than guideline maximum UW Guides maximum CLTV of 90%, loan qualified with CLTV of 75% Years on Job Borrower has 10 years on job				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
c36c24bc-2be5-4eba-a2cc-85a3ae2bb072	301180058	1008b024-3089-e911-bdd2-f4e9d4a75ba2	1667		QM/Non-HPML		Credit		Missing HUD from sale of other property owned	Final Hud-1 from departing residence on the final application evidencing liens paid and netting sufficient cash to close and or reserves was not executed. Additional conditions may apply.	6/12/19 CM: Please see attached.	06/21/2019: Received certified final settlement statement verify lien paid and netting sufficient cash to close. Condition cleared.06/13/19: Lender provided Final ALTA Settlement Statement, however it is not signed by the borrowers or stamped/certified by the settlement agent, exception remains.	FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 801 CLTV is lower than guideline maximum UW Guides maximum CLTV of 90%, loan qualified with CLTV of 75% Years on Job Borrower has 10 years on job				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
c36c24bc-2be5-4eba-a2cc-85a3ae2bb072	301180058	13fb99d2-2f89-e911-bdd2-f4e9d4a75ba2	76		QM/Non-HPML		Property		570 - Review Appraisal Missing	A CDA report was not provided in the loan file. CU Risk Score is 3.	06/10/2019: AVM	06/12/2019: The AVM report value of $XXX,XXX.XX to appraisal value of $XXX,XXX.XX has variance which is less than maximum tolerance variance threshold of 10%. Confidence factor is within guidelines. AVM report is acceptable. Exception cleared.	FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 801 CLTV is lower than guideline maximum UW Guides maximum CLTV of 90%, loan qualified with CLTV of 75% Years on Job Borrower has 10 years on job				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
a671ad9a-7c18-41e1-ba52-eb02005b5282	301151440	7283f344-baaf-e911-abc7-f4e9d4a75a52	2792		QM/Non-HPML		Credit		Missing Tax Transcripts	Transcripts not provided.		08/01/2019: Received updated guidance from Client. Tax transcripts are not required if not utilized in AUS findings. Condition rescinded.	Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 32.40 months reserves FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 766 Years in Field Borrower has 5 years in Field				1	1	A	A	A	A	A	A	A	A	A	A	Rescind
ad5068f5-ed3e-4edf-a009-b7e8f0ce86b8	301197367	0a9104b8-9e0b-4c09-8430-80f2ce0d4b1f	3181		QM/Non-HPML		Compliance		Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B	The Tax Service fee in section B of the final Closing Disclosure is paid to the lender. The Tax Service fee should be paid to the actual service provider. Provide corrected CD and letter of explanation to the Borrower.	06/10/2019: Please see attachments	06/10/2019: Lender provided LOE and PCCD with payee updated for Tax Service fee in section B. Exception remains downgraded.06/06/2019: Non-material per SFIG guidance, loan will be graded a B for all agencies.	Years Self Employed Borrower has 35 years Self-Employed. No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report verifies 99 months payment history with no late payments reported FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualifies with FICO of 718				3	2	D	B	D	B	D	B	D	B	D	B	Acknowledged
ad5068f5-ed3e-4edf-a009-b7e8f0ce86b8	301197367	7fd91b86-6688-e911-bdd2-f4e9d4a75ba2	7		QM/Non-HPML		Credit		Cash out amount greater than guideline maximum	Client Overlay Exception, Client to Review - Cash out amount of $XXX,XXX.XX exceeds the maximum cash out of $XXX,XXX allowed by the client.	6/18/19 CM: Please rescind and this is a Jumbo requirement and this loan is a Jumbo Bank Buster. Maximum cash out is not applicable.	06/21/2019: Audit reviewed the Lender Rebuttal, and has determined that maximum cash out of $648,283.92 allowed per Lender Guidelines. Condition cleared. 06/19/2019: Audit reviewed Lenders response, however; the maximum cash out of $XXXXXX allowed by the client Overlay/Observation. Exception remains.	Years Self Employed Borrower has 35 years Self-Employed. No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report verifies 99 months payment history with no late payments reported FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualifies with FICO of 718				3	1	C	A	C	A	C	A	C	A	C	A	Cleared
ad5068f5-ed3e-4edf-a009-b7e8f0ce86b8	301197367	52d56a8d-6688-e911-bdd2-f4e9d4a75ba2	22		QM/Non-HPML		Credit		Failure to obtain 3rd party verification of employment	The lender must verify the existence of the borrower's business within 120 calendar days prior to the note date - from a third party, such as a CPA, regulatory agency, or the applicable licensing bureau, if possible; or - by verifying a phone listing and address for the borrower's business using a telephone book, the Internet, or directory assistance. • The lender must document the source of the information obtained and the name and title of the lender's employee who obtained the information. The item required in the second bullet point was not provided.	6/18/19 CM: Please see attached.	06/19/2019: Lender provided State search for business and employees name and title that obtained the information. Exception cleared.	Years Self Employed Borrower has 35 years Self-Employed. No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report verifies 99 months payment history with no late payments reported FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualifies with FICO of 718				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
036c670d-a62a-4cf7-8860-79b0fc31860b	301158630	1b4bff77-358d-e911-bdd2-f4e9d4a75ba2	76		QM/Non-HPML		Property		570 - Review Appraisal Missing	A CDA report was not provided in file. A CU risk score was not available.		06/21/2019: A CDA report reflecting a value $XXXXXXX which is a 0.0% variance, was provided. Variance within acceptable tolerance. Condition Cleared.	Years on Job Borrower has 10 years on the job. No Mortgage Lates Borrowers have no Mortgage Lates within the last 99 reporting months. Years in Primary Residence Borrowers have been in their primary residence for 6 years.				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
7d5b5bc0-53f9-48cf-ba37-9cabb55ade6a	301180108	dd277029-b38a-e911-bdd2-f4e9d4a75ba2	3296		QM/Non-HPML		Compliance		Closing Disclosure document error	The HOA Dues in section H of the final Closing Disclosure do not reflect the name of the payee. Provide corrected CD and letter of explanation to the borrower.		06/09/2019: Finding deemed non-material, loan will be graded a B for all agencies.	FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 787 Reserves are higher than guideline minimum UW Guides require zero months reserves, loan qualified with 19.90 months reserves Years on Job Borrower has 11years on job				3	2	D	B	D	B	D	B	D	B	D	B	Acknowledged
7d5b5bc0-53f9-48cf-ba37-9cabb55ade6a	301180108	037d6843-d53f-415a-bce5-f7b0bcd8a212	48		QM/Non-HPML		Compliance		Missing Affiliated Business Disclosure	File is missing the Affiliated Business Disclosure. If the lender is not affiliated with any other businesses, please provide an attestation stating such.	06/12/19: please see attached	06/13/19: Lender provided attestation that there are no affiliated business associated with the loan, exception cleared.06/09/2019: Finding deemed non-material, loan will be graded a B for all agencies.	FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 787 Reserves are higher than guideline minimum UW Guides require zero months reserves, loan qualified with 19.90 months reserves Years on Job Borrower has 11years on job				2	1	B	A	B	A	B	A	B	A	B	A	Cleared
7e4aa535-bd5c-4bad-8439-f19a248f67b3	301154747	cf4645b1-9188-e911-bdd2-f4e9d4a75ba2	2857		QM/Non-HPML		Credit		Cash Out Amount Exceeds Guideline Maximum	Client Overlay Exception, Client to Review. Cash out of $X,XXX,XXX.XX exceeds guidelines.	6/11/19 CM: Please rescind as this is a XXX product, which does not have a maximum cash-out requirement. (XXX does, but not XXX).	06/13/2019: Per updated guidance, clear, going forward these will be reported as observations not findings. Condition cleared.	CLTV is lower than guideline maximum UW Guides maximum CLTV of 75%, loan qualified with CLTV of 68.75% FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 778 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 24.31%				3	1	C	A	C	A	C	A	C	A	C	A	Cleared
7e4aa535-bd5c-4bad-8439-f19a248f67b3	301154747	75588447-9088-e911-bdd2-f4e9d4a75ba2	22		QM/Non-HPML		Credit		Failure to obtain 3rd party verification of employment	The lender must verify the existence of the borrower's business within 120 calendar days prior to the note date - from a third party, such as a CPA, regulatory agency, or the applicable licensing bureau, if possible; or - by verifying a phone listing and address for the borrower's business using a telephone book, the Internet, or directory assistance. • The lender must document the source of the information obtained and the name and title of the lender's employee who obtained the information. The item required in the second bullet point was not provided.		06/13/2019: Received satisfactory verification of businesses. Timing requirement met. Condition cleared.	CLTV is lower than guideline maximum UW Guides maximum CLTV of 75%, loan qualified with CLTV of 68.75% FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 778 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 24.31%				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
7e4aa535-bd5c-4bad-8439-f19a248f67b3	301154747	c8e4d0c9-c688-e911-bdd2-f4e9d4a75ba2	724		QM/Non-HPML		Credit		Missing Documentation	Missing Final closing CD for refinance of primary home to confirm PITI for DTI. Additional conditions may apply.		06/13/2019: Received executed closing disclosure. Condition cleared.	CLTV is lower than guideline maximum UW Guides maximum CLTV of 75%, loan qualified with CLTV of 68.75% FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 778 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 24.31%				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
e013fa00-2d55-4cdd-adf9-1b43b7f1e2aa	301155516	5e8945ad-4371-e911-bdd2-f4e9d4a75ba2	3296		QM/Non-HPML		Compliance		Closing Disclosure document error	The borrower paid Title-Owner's Title Insurance in section H of the final closing disclosure is missing "optional". Provide corrected CD and LOE to the Borrower.	05/17/2019: please see attached revised cd lox please clear	05/17/2019: Audit reviewed Post Closing CD, Notification of the error (i.e., the letter to borrower), documents were sent via e-mail therefore no tracking available, and has determined that documentation submitted is deemed acceptable. Loan will be rated 'B'.Non-material per SFIG guidance, loan will be graded a B for all agencies	FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 768. Years Self Employed UW Guides maximum DTI of 43%, loan qualified with DTI of 34.35% General Comp Factor 1 Borrower has 3. 4 years Self Employed				3	2	D	B	D	B	D	B	D	B	D	B	Cleared
e013fa00-2d55-4cdd-adf9-1b43b7f1e2aa	301155516	27da56b5-ca1e-4156-b91f-82407f1d23b6	3181		QM/Non-HPML		Compliance		Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B	The Credit Report Fee and Tax Service Fee in section B of the final closing disclosure are paid to the lender instead of the actual service provider. Provide corrected CD and LOE to the Borrower.	05/17/2019: please see attached revised cd lox please clear	05/17/2019: Audit reviewed Post Closing CD, Notification of the error (i.e., the letter to borrower), documents were sent via e-mail therefore no tracking available, and has determined that documentation submitted is deemed acceptable. Loan will be rated 'B'.Non-material per SFIG guidance, loan will be graded a B for all agencies	FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 768. Years Self Employed UW Guides maximum DTI of 43%, loan qualified with DTI of 34.35% General Comp Factor 1 Borrower has 3. 4 years Self Employed				3	2	D	B	D	B	D	B	D	B	D	B	Cleared
e013fa00-2d55-4cdd-adf9-1b43b7f1e2aa	301155516	259021c0-3371-e911-bdd2-f4e9d4a75ba2	915		QM/Non-HPML		Credit		Missing asset documentation	The statement for account #1 on final application reflects a deposit of $XX,XXX, $X,XXX and $XX,XXX. There is no evidence in the file documenting the source of the deposits.
06/05/2019:  I would respectfully like to elaborate further on why we consider the deposits into the business account were not out of the norm for this borrowers business and therefore not considered large deposits. Large deposits into business accounts are not based on 50% of the qualifying income but based on what is considered normal for the business. Going beyond the reconciliation of a two month snapshot of the business account the borrowers Business Returns give the most accurate account for what is “normal” for this business. Business returns indicate annual gross receipts of $XXXXXX. Based on the business’s gross receipts the large deposit threshold would be $XXXXX.XX for the business accounts. The two $XXXXX deposit into the business account are consistent with the income that they are claiming on tax returns.
												06/19/2019: Audit reviewed Lender response; Lender provided FNMA selling guide that shows large deposits are not required to be evaluated when using business assets to qualify. Condition cleared.06/06/2019: Evidence documenting the source of large deposits required. Condition remains.06/01/2019: Evidence documenting the source of large deposits required. Condition remains.	FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 768. Years Self Employed UW Guides maximum DTI of 43%, loan qualified with DTI of 34.35% General Comp Factor 1 Borrower has 3. 4 years Self Employed				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
e013fa00-2d55-4cdd-adf9-1b43b7f1e2aa	301155516	151bd08f-0271-e911-bdd2-f4e9d4a75ba2	724		QM/Non-HPML		Credit		Missing Documentation	Missing evidence of lenders calculations for tax escrow figures. Additional conditions may apply.
06/13/2019: This is not a new construction property. This is also not a purchase in the state of XX so we wouldn’t be required to use 1.25% of the purchase price to calculate the taxes. We are using the taxes found on the Title Commitment which states that the taxes are based on land + improvements. Please rescind this condition.06/03/2019:  By using $XXXXXX.XX for the annual taxes for qualification purposes, we are being conservative as the amount is higher than the 1.25% you are stating to use. Please advise what additional information you are looking for us to provide. Your initial condition was only requesting evidence of how we calculated our taxes, which has already been provided. This loan has an escrow waiver05/16/2019: Please see the attached Final CD showing that there is an escrow waiver for taxes and insurance. We used the taxes found on the Title Commitment for qualification (estimated amount $XXX,XXXX).

06/13/2019: Audit reviewed the Lender Rebuttal, and has determined that the property is a new construction based on appraisal year build, marked as "Under Const." and Subject to completion. However, the loan is NOT in-escrow, therefore non-material. Condition cleared. 06/06/2019:  Audit reviewed lender’s rebuttal and original loan file.  Reg 1026.37(c)(5) requires the use of value of any improvements on the property or to be constructed on the property, if known, whether or not such construction will be financed from the proceeds of the transaction, for property taxes. Per FNMA, If the transaction is new construction, the lender must use a reasonable estimate of the real estate taxes based on the value of the land and completed improvements.  Lender’s calculation page 41 & tax bill page 92 reflect estimated taxes of $3308.67/month based on sales price x millage.  AUS & 1008 reflect $1323.47/month.  Condition remains.05/16/2019: Audit reviewed the Lender Rebuttal, and has determined that although it is best practice to utilize the Preliminary Title as the most accurate estimate for new property tax for existing properties, it is an acceptable industry standard practice to use 1.25%  of the sales price for the annual property tax amount or evidence of county rate. Condition remains.
													FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 768. Years Self Employed UW Guides maximum DTI of 43%, loan qualified with DTI of 34.35% General Comp Factor 1 Borrower has 3. 4 years Self Employed				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
e013fa00-2d55-4cdd-adf9-1b43b7f1e2aa	301155516	1cee79f0-d36d-e911-bdd2-f4e9d4a75ba2	76		QM/Non-HPML		Property		570 - Review Appraisal Missing	CDA report not provided in file. CU risk score is 4.8		05/14/2019: A CDA provided reflecting a value of $XXXXXXX which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.	FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 768. Years Self Employed UW Guides maximum DTI of 43%, loan qualified with DTI of 34.35% General Comp Factor 1 Borrower has 3. 4 years Self Employed				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
126d8664-803e-40b9-85dc-ff1e056132d8	301183190	c3ab9411-430b-45b9-8c25-bda18458607d	3254		QM/Non-HPML		Compliance		Information required for CD 'Contact Information' section not completed, or completed in error	The final Closing Disclosure Contact Information section is incomplete. The State/Contact St license ID of the Settlement Agent is missing. Provide re-disclosed CD and letter of explanation.		06/12/2019: Audit reviewed Lender response, Lender advised license ID already listed. Reviewed closing and funding CD license # present. Condition rescinded.	Reserves are higher than guideline minimum UW Guides requires 0 months reserves, loan qualifies with 4 months reserves. FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 744. Years Self Employed Borrower has 6.5 years Self-Employed.				1	1	A	A	A	A	A	A	A	A	A	A	Rescind
126d8664-803e-40b9-85dc-ff1e056132d8	301183190	194e8ae5-ba87-e911-bdd2-f4e9d4a75ba2	7		QM/Non-HPML		Credit		Cash out amount greater than guideline maximum	Client Overlay Exception, Client to Review - Cash out amount of $XXX,XXX.XX exceeds the maximum cash out of $XXX,XXX allowed by the client.		06/24/2019: Audit reviewed guidelines, and has determined that maximum cash out of $XXXXXX.XX allowed per Lender guidelines. Condition cleared.06/20/2019: Audit reviewed Lender response; Lender advised that this does not apply, however this is a client overlay/observation. Condition maintained.	Reserves are higher than guideline minimum UW Guides requires 0 months reserves, loan qualifies with 4 months reserves. FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 744. Years Self Employed Borrower has 6.5 years Self-Employed.				3	1	C	A	C	A	C	A	C	A	C	A	Cleared
cb3be50b-0c22-446d-9473-7fab3237b53a	301172620	dbb9c0e6-98f4-4f45-91a5-5b0105279715	3254		QM/Non-HPML		Compliance		Information required for CD 'Contact Information' section not completed, or completed in error	The final Closing Disclosure Contact Information section is incomplete. The State/Contact St license ID of the Settlement Agent is missing. Provide re-disclosed CD and letter of explanation.	06/10/2019: Please rescind condition as the CD has the needed license number from the title company. Settlement agent not required.	06/10/2019: Audit reviewed the Lender Rebuttal, as well as final CD, and has determined that said documentation reflects the license information for all contacts required by the state. Condition rescinded.	DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 14.28% Reserves are higher than guideline minimum UW Guides require 5 months reserves, loan qualifies with 27.20 months reserves FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 719.				1	1	A	A	A	A	A	A	A	A	A	A	Rescind
cb3be50b-0c22-446d-9473-7fab3237b53a	301172620	4acb68a8-aa87-e911-bdd2-f4e9d4a75ba2	22		QM/Non-HPML		Credit		Failure to obtain 3rd party verification of employment	The lender must verify the existence of the borrower's business within 120 calendar days prior to the note date - from a third party, such as a CPA, regulatory agency, or the applicable licensing bureau, if possible; or - by verifying a phone listing and address for the borrower's business using a telephone book, the Internet, or directory assistance. • The lender must document the source of the information obtained and the name and title of the lender's employee who obtained the information. The item required in the second bullet point was not provided for both borrowers.	06/10/2019: Please see attached.	06/10/2019: Audit reviewed print screen verification of source for VOB, and has determined that documentation submitted is deemed acceptable. Condition cleared.	DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 14.28% Reserves are higher than guideline minimum UW Guides require 5 months reserves, loan qualifies with 27.20 months reserves FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 719.				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
f0a0986a-5480-46ab-9f68-85a9df79f7a4	301177421	61bcb5ac-715a-4112-97c8-a83fc6befbee	3184		QM/Non-HPML		Compliance		Lender Refund to Cure insufficient to cover overages in C.D. Services Borrower DID NOT SHOP Fee - Section B (Undisclosed and Under Disclosed)	The Credit Report fee on the final CD is $XX.XX and the Appraisal Report fee is %XXX. The LE dated 0XX/XX/XXXX lists Credit Report fee as $XX and Appraisal Report fee as $XXX. Theses fees are a 0% tolerance section. Lender tolerance cure do $XX.XX is required. Section J reflects $XX tolerance cure that is insufficient for the appraisal fee and credit report fee. Provided corrected CD, evidence of Refund to the Borrower, LOE and proof of delivery to the Borrower.	05/22/2019: A tolerance cure of $XX.XX was on the original CD signed at closing on XX/XX/XXXX and a post consummation CD with an issue date of XX/XX/XXXX that shows the lender gave an additional tolerance cure to cover the $X.XX overcharge on the credit report fee. Please see attached which were included in the original credit upload. Please rescind the condition	05/21/2019: A Post Close CD and check in file for $0.62 tolerance cure in file. The loan will be graded a B for all agencies. 05/21/2019: A Post Close CD and check in file for $X.XX tolerance cure in file. The loan will be graded a B for all agencies.	Reserves are higher than guideline minimum UW Guides require no months reserves, loan qualified with 32.70 months resereves FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 781 Years in Field Borrower has 3 years in Field				3	2	D	B	D	B	D	B	D	B	D	B	Acknowledged
f0a0986a-5480-46ab-9f68-85a9df79f7a4	301177421	94c0b7ba-ef7b-e911-bdd2-f4e9d4a75ba2	724		QM/Non-HPML		Credit		Missing Documentation	Evidence of the new mortgage payment for property A on the Borrower's final application is missing. The mortgage statement in file reflects the previous lender and the final application reflects the property was refinanced with a new lender. Additional conditions may apply.	6/3/19 - Please see attached note for a payment and interest ($X,XXX.XX/month), tax bill for $XX,XXX.XX/year (divided by 12 months = $XXX.XX/month), and insurance policy for $X,XXX/year (divided by 12 months = $XXX.XX/month) to document the total payment of $X,XXX.XX/month.	06/04/2019: Received note, tax bill and insurance certificate. Condition cleared.	Reserves are higher than guideline minimum UW Guides require no months reserves, loan qualified with 32.70 months resereves FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 781 Years in Field Borrower has 3 years in Field				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
da5d1931-e361-49f9-b817-5608b8b7b415	301177195	66263cac-cd70-e911-bdd2-f4e9d4a75ba2	3181		QM/Non-HPML		Compliance		Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B	The Tax Service Fee in section B of the final Closing Disclosure is missing the name of the service provider. Provide corrected CD and letter of explanation to the Borrower.		05/10/19: Lender provided the corrected CD and LOE to the borrower. Loan will be graded a B.Non-material per SFIG guidance, loan will be graded a B for all agencies	DTI is lower than guideline maximum UW Guidelines maximum DTI is 43%, loan qualified with 36.48% DTI Years on Job Co-borrower has 16.67 years on job FICO is higher than guideline minimum UW Guides require 680 FICO, loan qualified with 727 FICO				3	2	D	B	D	B	D	B	D	B	D	B	Acknowledged
a4c48f4d-e3f3-40e9-b8bd-99e4657c0f46	301173208	336cc506-a4ee-4815-9891-5891dfbad223	3217		QM/Non-HPML		Compliance		CD Document does not match actual calculated values for Estimated Escrow	The final Closing Disclosure does not match actual calculated values for Estimated Escrow in the Projected Payments section. The borrower is escrowing for taxes and insurance and the calculated escrow payment should be $X,XXX.XX. Provide corrected CD, letter of explanation, proof of delivery and re-open rescission, if applicable.	06/18/2019: please see attached rev cd lox, please	06/18/2019: Audit review of the Post Closing CD, Notification of the error (i.e., the letter to borrower) and Evidence of shipment for evidentiary purposes that were provided are deemed acceptable. Loan will be rated a 'B'.	LTV is lower than guideline maximum Lender guidelines allow for a maximum LTV of 90%, loan qualified with a LTV of 59% Reserves are higher than guideline minimum Lender guidelines do not require reserves, loan qualified with 30.4 months reserves. FICO is higher than guideline minimum Lender guidelines allow for a minimum FICO of 680, loan qualified with a FICO of 724				3	2	D	B	D	B	D	B	D	B	D	B	Acknowledged
a4c48f4d-e3f3-40e9-b8bd-99e4657c0f46	301173208	773931b1-66e2-4ddb-9631-af330a0c0ba6	3218		QM/Non-HPML		Compliance		CD Document does not match actual calculated values for Estimated Total Monthly Payment	The final Closing Disclosure does not match actual calculated values for Estimated Total Monthly Payment. The CD shows the payment amount as Years 1 - 30 $X,XXX.XX include the amounts of P&I and Estimated Escrow. The calculated payment amount is Years 1 - 30 $X,XXX.XX. The lender calculated the monthly tax amount based on 1.25% of the incorrect purchase price of $X,XXX,XXX.XX opposed to the final purchase price of $X,XXX,XXX.XX. Provide corrected CD, letter of explanation, proof of delivery and re-open rescission, if applicable.	06/18/2019: please see attached rev cd lox, please clear	06/18/2019: Audit review of the Post Closing CD, Notification of the error (i.e., the letter to borrower) and Evidence of shipment for evidentiary purposes that were provided are deemed acceptable. Loan will be rated a 'B'.	LTV is lower than guideline maximum Lender guidelines allow for a maximum LTV of 90%, loan qualified with a LTV of 59% Reserves are higher than guideline minimum Lender guidelines do not require reserves, loan qualified with 30.4 months reserves. FICO is higher than guideline minimum Lender guidelines allow for a minimum FICO of 680, loan qualified with a FICO of 724				3	2	D	B	D	B	D	B	D	B	D	B	Acknowledged
a4c48f4d-e3f3-40e9-b8bd-99e4657c0f46	301173208	8883ac31-d286-e911-bdd2-f4e9d4a75ba2	3294		QM/Non-HPML		Compliance		Escrow information on Initial Escrow Account Disclosure does not match values reflected on Final Closing Disclosure.	The Initial Escrow Account Disclosure in file reflects $X,XXX.XX deposit to escrow vs $X,XXX.XX. Lender calculated monthly property taxes based on 1.25% of purchase price $X,XXX,XXX vs $X,XXX,XXX.	06/18/2019: please see attached rev cd lox, please clear	06/18/2019: Audit review of the Post Closing CD, Notification of the error (i.e., the letter to borrower) and Evidence of shipment for evidentiary purposes that were provided are deemed acceptable. Loan will be rated a 'B'.6.4.2019: Finding deemed non-material, loan will be graded a B for all agencies.	LTV is lower than guideline maximum Lender guidelines allow for a maximum LTV of 90%, loan qualified with a LTV of 59% Reserves are higher than guideline minimum Lender guidelines do not require reserves, loan qualified with 30.4 months reserves. FICO is higher than guideline minimum Lender guidelines allow for a minimum FICO of 680, loan qualified with a FICO of 724				3	2	D	B	D	B	D	B	D	B	D	B	Acknowledged
a4c48f4d-e3f3-40e9-b8bd-99e4657c0f46	301173208	10b57d93-11ed-466b-a695-0d20d3e163ef	3295		QM/Non-HPML		Compliance		Estimated Taxes, Insurance & Assessments on Closing Disclosure not reflected accurately	The final Closing Disclosure indicates the Estimated Taxes, Insurance and Assessments as $X,XXX.XX a month vs. the calculated value of $X,XXX.XX a month. The lender used the incorrect amount of X,XXX.XX for the taxes based on 1.25% of the incorrect purchase price of $X,XXX,XXX (actual purchase price is $X,XXX,XXX) vs. the actual amount of $X,XXX.XX. (IN ESCROW) Provide corrected CD, letter of explanation, proof of delivery and re-open rescission, if applicable.	06/18/2019: please see attached rev cd lox, please clear	06/18/2019: Audit review of the Post Closing CD, Notification of the error (i.e., the letter to borrower) and Evidence of shipment for evidentiary purposes that were provided are deemed acceptable. Loan will be rated a 'B'.	LTV is lower than guideline maximum Lender guidelines allow for a maximum LTV of 90%, loan qualified with a LTV of 59% Reserves are higher than guideline minimum Lender guidelines do not require reserves, loan qualified with 30.4 months reserves. FICO is higher than guideline minimum Lender guidelines allow for a minimum FICO of 680, loan qualified with a FICO of 724				3	2	D	B	D	B	D	B	D	B	D	B	Acknowledged
a4c48f4d-e3f3-40e9-b8bd-99e4657c0f46	301173208	1a221635-0a86-e911-bdd2-f4e9d4a75ba2	3250		QM/Non-HPML		Compliance		Information required for CD 'Loan Disclosures' section not completed, or completed in error	The CD dated is completed in error for required data under the Loan Disclosures section for the fields titled Escrowed Property Costs over Year 1, Initial Escrow Payment and Monthly Escrow Payment. The lender calculated the monthly tax amount based on 1.25% of the incorrect purchase price of $X,XXX,XXX.XX opposed to the final purchase price of $X,XXX,XXX.XX. Provide corrected CD, letter of explanation, proof of delivery and re-open rescission, if applicable.	06/18/2019: please see attached rev cd lox, please	06/18/2019: Audit review of the Post Closing CD, Notification of the error (i.e., the letter to borrower) and Evidence of shipment for evidentiary purposes that were provided are deemed acceptable. Loan will be rated a 'B'.	LTV is lower than guideline maximum Lender guidelines allow for a maximum LTV of 90%, loan qualified with a LTV of 59% Reserves are higher than guideline minimum Lender guidelines do not require reserves, loan qualified with 30.4 months reserves. FICO is higher than guideline minimum Lender guidelines allow for a minimum FICO of 680, loan qualified with a FICO of 724				3	2	D	B	D	B	D	B	D	B	D	B	Acknowledged
a4c48f4d-e3f3-40e9-b8bd-99e4657c0f46	301173208	7212026e-0c86-e911-bdd2-f4e9d4a75ba2	852		QM/Non-HPML		Credit		Failure to Obtain Required Documentation	The file is missing evidence of the updated P&I payment for REO#2 as reflected on the final 1003.	06/12/2019: Please see the attached Final CD from XXX XXXXXX XXXXXX.	06/13/2019: Lender provided final CD for property #2. Exception cleared.	LTV is lower than guideline maximum Lender guidelines allow for a maximum LTV of 90%, loan qualified with a LTV of 59% Reserves are higher than guideline minimum Lender guidelines do not require reserves, loan qualified with 30.4 months reserves. FICO is higher than guideline minimum Lender guidelines allow for a minimum FICO of 680, loan qualified with a FICO of 724				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
560628aa-ce71-4eeb-977f-e00d7a0997e6	301197387	53a4b208-2a99-4506-9d16-668b0880b108	48		QM/Non-HPML		Compliance		Missing Affiliated Business Disclosure	Missing Affiliated Business Disclosure.		7/1/2019: Finding deemed non-material, loan will be graded a B for all agencies					2	2	B	B	B	B	B	B	B	B	B	B	Acknowledged
f3017951-c157-46ba-9cb9-3b1a3d927c23	301192678	307fc40b-e291-e911-bdd2-f4e9d4a75ba2	22		QM/Non-HPML		Credit		Failure to obtain 3rd party verification of employment	The lender must verify the existence of the borrower's business within 120 calendar days prior to the note date - from a third party, such as a CPA, regulatory agency, or the applicable licensing bureau, if possible; or - by verifying a phone listing and address for the borrower's business using a telephone book, the Internet, or directory assistance. • The lender must document the source of the information obtained and the name and title of the lender's employee who obtained the information. The item required in the second bullet point was not provided.	06/25/2019: See attached	06/25/2019: Audit reviewed evidence for VOB document source, and has determined that Lender provided internal screen shot verifying date business was verified by underwriter. Condition cleared.	Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 27.70 months reserves. FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 782 Years Self Employed Borrower has 14 years Self Employed.				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
54a61aea-a50d-45c3-84e3-8babde10370f	301178125	18644baf-3391-e911-bdd2-f4e9d4a75ba2	3186		QM/Non-HPML		Compliance		Incorrect disclosure of DID SHOP Fee (Section C) & Recording Fee (Section E)	The Title - Abstract fee, Title - E Recording fee, Title - Survey and Title - Municipal Lien Search fees are in section B of the final Closing Disclosure. The Borrower selected their own service provider. Those fees should be reflected in section C. Provide corrected CD and LOE to the borrower.		06/17/2019: A Post Close CD corrected and LOE to the borrower. The loan will be graded a B for all agencies.					3	2	D	B	D	B	D	B	D	B	D	B	Acknowledged
54a61aea-a50d-45c3-84e3-8babde10370f	301178125	83c70bb0-090d-4b54-ae49-eec863ad9042	3181		QM/Non-HPML		Compliance		Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B	The Flood Certification and Tax Service fees in section B of the final Closing Disclosure were paid to the incorrect service provider. Provide corrected CD and LOE to the borrower.		06/17/2019: A Post Close CD corrected and LOE to the borrower. The loan will be graded a B for all agencies.					3	2	D	B	D	B	D	B	D	B	D	B	Acknowledged
54a61aea-a50d-45c3-84e3-8babde10370f	301178125	12fa62f1-3ea1-436a-acee-83626914ba36	1665		QM/Non-HPML		Compliance		Missing Special Information Booklet / Home Loan Toolkit	Missing home loan booklet/tool kit.		6/15/2019:Finding deemed non-material, loan will be graded a B for all agencies.					3	2	D	B	D	B	D	B	D	B	D	B	Acknowledged
54a61aea-a50d-45c3-84e3-8babde10370f	301178125	cb6a87be-6b8f-e911-bdd2-f4e9d4a75ba2	76		QM/Non-HPML		Property		570 - Review Appraisal Missing	A CDA report was not provided. CU Risk Score 5.		06/24/2019: A CDA report reflecting a value $XXX,XXX.XX which is a 0.0% variance, was provided. Variance within acceptable tolerance. Condition Cleared.					3	1	D	A	D	A	D	A	D	A	D	A	Cleared
8cc435dd-6385-430c-9562-dd0acf18ff9a	301178124	95894c04-2891-e911-bdd2-f4e9d4a75ba2	3296		QM/Non-HPML		Compliance		Closing Disclosure document error	The 2 - 10 XXX in section H of the final Closing Disclosure is missing the name of the service provider. Provided corrected CD and LOE to the borrower.	06/27/2019: 2-10 XXXX XXX XXXXXXXX is the actual provider name which is stated on the cd, please clear	06/27/2019: Audit reviewed the Lender Rebuttal, and has determined that the service provider name in Section H is acceptable. Condition cleared. 06/17/2019: Non-material per SFIG guidance, loan will be graded a B for all agencies	FICO is higher than guideline minimum UW Guides require a FICO score 680 loan qualified with FICO of 811. Reserves are higher than guideline minimum UW Guides require 0.01 months reserves, loan qualified with 15 months reserves. Years on Job Borrower has 17.7 years on job				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
8cc435dd-6385-430c-9562-dd0acf18ff9a	301178124	355f357d-2791-e911-bdd2-f4e9d4a75ba2	3181		QM/Non-HPML		Compliance		Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B	The Tax Service and Flood Certification fee in section B of the final Closing Disclosure was paid to the title company and not the actual service provider. Provide corrected CD and LOE to the borrower.		06/17/2019: A Post Close CD corrected the tax service fee and LOE to borrower. The loan will graded a B for all agencies.	FICO is higher than guideline minimum UW Guides require a FICO score 680 loan qualified with FICO of 811. Reserves are higher than guideline minimum UW Guides require 0.01 months reserves, loan qualified with 15 months reserves. Years on Job Borrower has 17.7 years on job				3	2	D	B	D	B	D	B	D	B	D	B	Acknowledged
8cc435dd-6385-430c-9562-dd0acf18ff9a	301178124	c541ab7c-fa90-e911-bdd2-f4e9d4a75ba2	23		QM/Non-HPML		Credit		Failure to obtain Credit Report	A credit report for the borrower was not provided.		06/24/2019: Received satisfactory credit report. Condition cleared.	FICO is higher than guideline minimum UW Guides require a FICO score 680 loan qualified with FICO of 811. Reserves are higher than guideline minimum UW Guides require 0.01 months reserves, loan qualified with 15 months reserves. Years on Job Borrower has 17.7 years on job				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
8cc435dd-6385-430c-9562-dd0acf18ff9a	301178124	d43fb043-fa90-e911-bdd2-f4e9d4a75ba2	1620		QM/Non-HPML		Credit		Failure to obtain gift documentation	Guidelines may require a signed gift letter (specifying the dollar amount of the gift, date the funds were transferred to the Borrower, donor's name, address, telephone number, relationship to Borrower, the donor's statement that no repayment is expected, evidence of donor's ability to give and evidence Borrower received the funds.) Borrower received gift funds for down payment. Evidence of transfer not provided as per guideline requirements.	6/20/19 XX: Please rescind and see attached documentation that was already provided with the original submission. The wire receipt verifies the funds were transferred to tile and are from XXXX XXXXXX, who is the donor from the gift letter.	06/24/2019: Audit consulted with management. The transmittal was received however, reflects a lower value than was disclosed on the gift letter. Condition cleared. Loan will be rated a B for all agencies.	FICO is higher than guideline minimum UW Guides require a FICO score 680 loan qualified with FICO of 811. Reserves are higher than guideline minimum UW Guides require 0.01 months reserves, loan qualified with 15 months reserves. Years on Job Borrower has 17.7 years on job				3	2	D	B	D	B	D	B	D	B	D	B	Acknowledged
8cc435dd-6385-430c-9562-dd0acf18ff9a	301178124	8a693077-f990-e911-bdd2-f4e9d4a75ba2	76		QM/Non-HPML		Property		570 - Review Appraisal Missing	A CDA report was not provided. CU score 3.6.		06/20/2019: The AVM report value of $XXX,XXX.XX to appraisal value of $XXX,XXX.XX has variance which is less than maximum tolerance variance threshold of 10%. Confidence factor is within guidelines. AVM report is acceptable. Condition cleared.	FICO is higher than guideline minimum UW Guides require a FICO score 680 loan qualified with FICO of 811. Reserves are higher than guideline minimum UW Guides require 0.01 months reserves, loan qualified with 15 months reserves. Years on Job Borrower has 17.7 years on job				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
538c35bd-7473-4d83-881b-a8154a2f7a87	301180095	43efc594-d992-e911-bdd2-f4e9d4a75ba2	3296		QM/Non-HPML		Compliance		Closing Disclosure document error	The final Closing Disclosure reflects charge for Survey in Section H. The borrower selected their own service provider. The fee should be reflected in section C. Provide corrected CD and LOE to the Borrower.		06/20/2019: Non-material per SFIG guidance, loan will be graded a B for all agencies.	DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 34.05% FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 806 Years on Job Borrower has 20.83 years on job.				3	2	D	B	D	B	D	B	D	B	D	B	Acknowledged
538c35bd-7473-4d83-881b-a8154a2f7a87	301180095	534caf56-d892-e911-bdd2-f4e9d4a75ba2	3227		QM/Non-HPML		Compliance		Missing Closing Disclosure / CD Not in File	Missing Closing Disclosure issued XX/XX/XXXX per Disclosure History.	06/28/2019: This was an internal CD that was used to finalize closing fees and was never sent to the borrower.	06/28/2019: Audit reviewed the Lender Rebuttal, and has determined that the lender states this was an internal CD used to finalize closing fees and was never sent to the borrower. Condition cleared.	DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 34.05% FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 806 Years on Job Borrower has 20.83 years on job.				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
538c35bd-7473-4d83-881b-a8154a2f7a87	301180095	126983bb-d792-e911-bdd2-f4e9d4a75ba2	909		QM/Non-HPML		Credit		Missing AUS results	Missing AUS results. Additional conditions may apply.	06/26/2019: XX - See attached DU Findings	06/27/2019: Lender provided AUS. Exception cleared.	DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 34.05% FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 806 Years on Job Borrower has 20.83 years on job.				3	1	C	A	C	A	C	A	C	A	C	A	Cleared
538c35bd-7473-4d83-881b-a8154a2f7a87	301180095	b3053341-d992-e911-bdd2-f4e9d4a75ba2	76		QM/Non-HPML		Property		570 - Review Appraisal Missing	A CDA report was not provided in file. CU Risk Score is 3.		06/25/2019: The AVM report value of $XXX,XXX to appraisal value of $XXX,XXX has variance which is less than maximum tolerance variance threshold of 10%. Confidence factor is within guidelines. AVM report is acceptable.	DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 34.05% FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 806 Years on Job Borrower has 20.83 years on job.				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
da4f517e-6b9e-43ac-879e-041f2f70e72c	301207669	c4d02795-2393-e911-bdd2-f4e9d4a75ba2	22		QM/Non-HPML		Credit		Failure to obtain 3rd party verification of employment
• The lender must verify the existence of the borrower's business within 120 calendar days prior to the note date - from a third party, such as a CPA, regulatory agency, or the applicable licensing bureau, if possible; or - by verifying a phone listing and address for the borrower's business using a telephone book, the Internet, or directory assistance. • The lender must document the source of the information obtained and the name and title of the lender's employee who obtained the information.   The item required in the second bullet point was not provided for borrowers. Missing VVOE for businesses 1 and 2 as listed on final application for borrower. Missing VVOE for businesses 1 and 4 as listed on final application for coborrower.
											6/28/2019: Attached please find the VOB's for co-borrower's Business #1 and 4 listed on final application also included the source of the information obtained and the name and title of the employee who obtained the information for both the borrower and co-borrower's VOB's	07/02/2019: Received satisfactory verification of businesses. Timing requirement met, condition cleared.	CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 54.83%. FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 760. Reserves are higher than guideline minimum UW Guides requires reserves of 0months, loan qualifies with reserves of 39.60 months.				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
da4f517e-6b9e-43ac-879e-041f2f70e72c	301207669	1db5c24e-2493-e911-bdd2-f4e9d4a75ba2	21		QM/Non-HPML		Credit		Failure to Obtain Final Application (1003)	A final application for the subject transaction was not provided for both borrowers. The Employment Information section for each borrower is not complete.	6/28/2019: Attached please find Final loan application sent with loan file. Employment info for co-borrower on page 5 Employment info for borrower on page 1 and 5. Please rescind.	07/02/2019: Audit reviewed lender’s rebuttal, applications provided, and applications provided in original loan file. B1 employment listed on page 1 of 5. B2 employment listed on pages 2 & 5 of 5. Borrower 2 is retired, and self-employment is supplemental. Therefore, there will be no employer listed on page 1. Condition rescinded.	CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 54.83%. FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 760. Reserves are higher than guideline minimum UW Guides requires reserves of 0months, loan qualifies with reserves of 39.60 months.				1	1	A	A	A	A	A	A	A	A	A	A	Rescind
da4f517e-6b9e-43ac-879e-041f2f70e72c	301207669	ea675dea-ef91-e911-bdd2-f4e9d4a75ba2	76		QM/Non-HPML		Property		570 - Review Appraisal Missing	A CDA report was not provided in the file. CU Risk score is 3.5		06/25/2019: The AVM report value of $X,XXX,XXX.XX to appraisal value of $X,XXX,XXX.XX has variance which is less than maximum tolerance variance threshold of 10%. Confidence factor is within guidelines. AVM report is acceptable. Condition cleared.	CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 54.83%. FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 760. Reserves are higher than guideline minimum UW Guides requires reserves of 0months, loan qualifies with reserves of 39.60 months.				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
e8391edb-20a4-48c1-8471-d8192104f0ae	301179516	220f3990-f89b-4ee0-85ca-380fd43d5eb9	3254		QM/Non-HPML		Compliance		Information required for CD 'Contact Information' section not completed, or completed in error	The final Closing Disclosure Contact Information section is incomplete. The State/Contact St license ID of the Settlement Agent is missing. Provide re-disclosed CD and letter of explanation.	6/5/2019: please rescind condition as the needed licensing number for the title company was provided.	06/06/2019: The post consummation CD provided in the original loan files reflects license number. Condition cleared. Loan will be rated a B for all agencies.					3	2	D	B	D	B	D	B	D	B	D	B	Acknowledged
e8391edb-20a4-48c1-8471-d8192104f0ae	301179516	eb9ec2cd-c6de-4b8f-a535-d9b9107cd006	48		QM/Non-HPML		Compliance		Missing Affiliated Business Disclosure	Missing Affiliated Business Disclosure.		06/06/2019: Received attestation no affiliates. Condition cleared.6/6/2019: Non-material per SFIG guidance, loan will be graded a B for all agencies.					2	1	B	A	B	A	B	A	B	A	B	A	Cleared
fe4714c7-0e1d-42ac-8e31-936fc07ab6c4	301180339	5b6e16a6-4cf2-4ed5-9dab-7eaa08020983	1665		QM/Non-HPML		Compliance		Missing Special Information Booklet / Home Loan Toolkit	Missing Home Loan Toolkit.	07/08/2019: pls see attached, pls clear	07/10/2019: Lender provided tracking details verifying borrower received the Home Loan Toolkit within 3 days of application. Exception cleared.6/30/2019: Non-material per SFIG guidance, loan will be graded a B for all agencies.					3	1	D	A	D	A	D	A	D	A	D	A	Cleared
fe4714c7-0e1d-42ac-8e31-936fc07ab6c4	301180339	143f4362-849b-e911-bdd2-f4e9d4a75ba2	76		QM/Non-HPML		Property		570 - Review Appraisal Missing	A CDA report was not provided.		07/05/2019: The AVM report value of $X,XXX,XXX to appraisal value of $X,XXX,XXX has variance which is less than maximum tolerance variance threshold of 10%. Confidence factor is within guidelines. AVM report is acceptable.					3	1	D	A	D	A	D	A	D	A	D	A	Cleared
79f2f041-b38d-4cb8-9210-2e45899071c6	301194573	d1dce2fe-2998-e911-bdd2-f4e9d4a75ba2	76		QM/Non-HPML		Property		570 - Review Appraisal Missing	A CDA report was not provided in the loan file. CU Risk Score is 2.6.		06/28/2019: The AVM report value of $XXX,XXX.XX to appraisal value of $XXX,XXX.XX has variance which is less than maximum tolerance variance threshold of 10%. Confidence factor is within guidelines. AVM report is acceptable. Condition cleared.					3	1	D	A	D	A	D	A	D	A	D	A	Cleared
80dada19-d0f1-4f0a-8026-57a909e1403a	301206264	9c579e7f-4de2-4e3f-b456-0efcaaad054f	3169		QM/Non-HPML		Compliance		Borrower did not receive initial C.D. 3 days prior to consummation or did not acknowledge receipt of initial C.D. 3 days prior to consummation (Mailbox Rule)	Missing evidence of borrower receipt of Initial Closing Disclosure 3 business days prior to consummation. When factoring mailbox rule/presumed receipt, the timing requirement to consummation is not met. No cure.		06/27/2019: Received closing disclosure dated XX/XX which is greater than 7 days prior to note date. Timing requirement met. Condition cleared.					3	1	C	A	C	A	D	A	C	A	C	A	Cleared
80dada19-d0f1-4f0a-8026-57a909e1403a	301206264	d2e85959-0294-e911-bdd2-f4e9d4a75ba2	76		QM/Non-HPML		Property		570 - Review Appraisal Missing	A CDA report was not provided. CU Risk Score is 2.8.		06/27/2019: The AVM report value of $XXX,XXX to appraisal value of $XXX,XXX has variance which is less than maximum tolerance variance threshold of 10%. Confidence factor is within guidelines. AVM report is acceptable.					3	1	D	A	D	A	D	A	D	A	D	A	Cleared
cd5d7e41-a3b3-4d93-9f79-4e2465eb7a18	301192676	2499b7c3-34da-4ae2-bcdb-c0c243aea110	3254		QM/Non-HPML		Compliance		Information required for CD 'Contact Information' section not completed, or completed in error	The final Closing Disclosure Contact Information section is incomplete. The Settlement Agent License number is missing. No Cure.	07/12/2019: please see attached 07/08/2019: Please rescind the condition-The title agent (law firm) is licensed in the state of XXXXXX. In the state of XXXXXXX, they do not give out license numbers for attorneys.	07/16/2019: Audit reviewed Lender's response and has determined a PCCD and LOE is required. Condition remains. Non-material finding per SFIG guidance, loan will be graded a B for all agencies.07/10/2019: Audit reviewed Lenders response, however; the Settlement Agent State ID is required. Exception remains downgraded.06/26/2019: Non-material per SFIG guidance, loan will be graded a B for all agencies.					3	2	D	B	D	B	D	B	D	B	D	B	Acknowledged
24bc9fb4-3873-490f-a89d-9070b5a5be66	301193905	9ffa586c-1491-e911-bdd2-f4e9d4a75ba2	840		QM/Non-HPML		Credit		Failure to Obtain Hazard Insurance Declaration	The Hazard Insurance effective date is after the Note date and the Disbursement date. Any liability or issue that may potentially exist would fall on the original creditor and not necessarily fall on an assignee, as insurance coverage is in fact in place on the transaction, and provided that the coverage is sufficient.		06/17/2019: Finding deemed non-material, loan will be graded a B for all agencies	Reserves are higher than guideline minimum UW Guides require no months reserves, loan qualified with 30 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 30.15% FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of747				3	2	D	B	D	B	D	B	D	B	D	B	Acknowledged
24bc9fb4-3873-490f-a89d-9070b5a5be66	301193905	94347fec-dd8e-e911-bdd2-f4e9d4a75ba2	76		QM/Non-HPML		Property		570 - Review Appraisal Missing	A CDA report was not provided in file. CU Score 4.0		06/20/2019: The AVM report value of $X,XXX,XXX to appraisal value of $X,XXX,XXX has variance which is less than maximum tolerance variance threshold of 10%. Confidence factor is within guidelines. AVM report is acceptable. Condition cleared.	Reserves are higher than guideline minimum UW Guides require no months reserves, loan qualified with 30 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 30.15% FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of747				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
096d5d58-f5a7-49fb-ab8a-06412c565d52	301194355	b14842f0-108d-e911-bdd2-f4e9d4a75ba2	1646		QM/Non-HPML		Credit		Failure to Verify Sale of Previous Property	File is missing the final Settlement Statement or Closing Disclosure verifying the departing residence on the final application was paid off and Borrower netted sufficient cash to close.	06/21/2019: Please see the attached Final Settlement Statement.	06/21/2019: Audit reviewed executed Final HUD for departure residence, and has determined that evidence of sufficient funds was reflected on said document to verify funds to close. Condition cleared.	DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 21.57% FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 801 Years in Field Borrower has 14 years in Field				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
096d5d58-f5a7-49fb-ab8a-06412c565d52	301194355	4ba62cdc-108d-e911-bdd2-f4e9d4a75ba2	76		QM/Non-HPML		Property		570 - Review Appraisal Missing	A CDA report was not provided in the loan file. CU Risk score is 2.6		06/18/2019: The AVM report value of $XXX,XXX to appraisal value of $XXX,XXX has variance which is less than maximum tolerance variance threshold of 10%. Confidence factor is within guidelines. AVM report is acceptable. Condition cleared.	DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 21.57% FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 801 Years in Field Borrower has 14 years in Field				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
4def3611-0b6f-4c2f-a07d-beceeeef5050	301198001	c907239c-3b91-e911-bdd2-f4e9d4a75ba2	3296		QM/Non-HPML		Compliance		Closing Disclosure document error	The final Closing Disclosure reflects $XXX,XXX Cash to Close for Loan Estimate in Calculating Cash to Close Section. The most recent Loan Estimate in file dated XX/XX/XXXX reflects $XXX,XXX cash to close. Provide corrected CD and LOE to the Borrower.	07/10/2019: please see attached	07/15/2019: Lender provided LOE, proof of delivery and PCCD with calculating cash to close section updated. Exception remains downgraded.06/17/2019: Non-material per SFIG guidance, loan will be graded a B for all agencies.	Reserves are higher than guideline minimum UW Guides require 0.05 months’ reserves, loan qualified with 39.80 months’ reserves Years on Job Borrower has 11 years on job FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 774.				3	2	D	B	D	B	D	B	D	B	D	B	Acknowledged
4def3611-0b6f-4c2f-a07d-beceeeef5050	301198001	fb42a051-0a8e-e911-bdd2-f4e9d4a75ba2	22		QM/Non-HPML		Credit		Failure to obtain 3rd party verification of employment	The lender must verify the existence of the borrower's business within 120 calendar days prior to the note date - from a third party, such as a CPA, regulatory agency, or the applicable licensing bureau, if possible; or - by verifying a phone listing and address for the borrower's business using a telephone book, the Internet, or directory assistance. • The lender must document the source of the information obtained and the name and title of the lender's employee who obtained the information. The item required in the second bullet point was not provided.		06/20/2019: Audit reviewed lender response; Lender provided documentation of the employee and employees title who verified employment. Condition cleared.	Reserves are higher than guideline minimum UW Guides require 0.05 months’ reserves, loan qualified with 39.80 months’ reserves Years on Job Borrower has 11 years on job FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 774.				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
4def3611-0b6f-4c2f-a07d-beceeeef5050	301198001	e7e802c1-0a8e-e911-bdd2-f4e9d4a75ba2	23		QM/Non-HPML		Credit		Failure to obtain Credit Report	The most recent credit report dated XX/XX/XXXX as listed on the AUS was not provided. Additional conditions may apply.	6/24/19 See attached XX/XX/XXXX credit report that matches the AUS.	06/25/2019: AUS item #27 reflects 5/1 credit report was utilized. Received 5/1 report and reference number matches AUS. Condition cleared.	Reserves are higher than guideline minimum UW Guides require 0.05 months’ reserves, loan qualified with 39.80 months’ reserves Years on Job Borrower has 11 years on job FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 774.				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
1a75bb30-5dda-463b-973b-3437b9fee11f	301203587	34263cb6-a18c-e911-bdd2-f4e9d4a75ba2	15		QM/Non-HPML		Credit		Failure to obtain Hazard Insurance Declaration	A hazard insurance declaration for the subject property with an effective date on or prior to the disbursement date was not provided.		06/11/2019: Finding deemed non-material, loan will be graded a B for all agencies	DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 34.27%. FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 806. Reserves are higher than guideline minimum UW Guides require 2 months reserves, loan qualified with 57.60 months reserves.				3	2	D	B	D	B	D	B	D	B	D	B	Acknowledged
a918f622-d1ca-451d-a804-eddfa61212b5	301202144	f49eb2f0-b053-4db9-a7ec-18cc380b7744	48		QM/Non-HPML		Compliance		Missing Affiliated Business Disclosure	Missing Affiliated Business Disclosure. If the lender is not affiliated with any other businesses, please provide an attestation stating such.		Non-material per SFIG guidance, loan will be graded a B for all agencies					2	2	B	B	B	B	B	B	B	B	B	B	Acknowledged
48b962f4-60e9-4712-8372-c6b2adf006b8	301204455	0cf14074-ee91-e911-bdd2-f4e9d4a75ba2	76		QM/Non-HPML		Property		570 - Review Appraisal Missing	A CDA report was missing from the loan file. CU risk score is 3.		06/21/2019: The AVM report value of $X,XXX,XXX to appraisal value of $X,XXX.XXX has variance which is less than maximum tolerance variance threshold of 10%. Confidence factor is within guidelines. AVM report is acceptable.					3	1	D	A	D	A	D	A	D	A	D	A	Cleared
e2a4b25b-58b9-4270-bf0b-c79cd1674155	301200662	1d1e1112-8fc7-41ce-a55c-66b8caa26e8b	48		QM/Non-HPML		Compliance		Missing Affiliated Business Disclosure	Missing Affiliated Business Disclosure.	6/27/2019: pls see attached included in upload, pls rescind	06/28/2019: Audit reviewed lender's rebuttal and original loan file. Attestation provided on page 79. Condition rescinded.06/23/2019: Finding deemed non-material, loan will be graded a B for all agencies.					1	1	A	A	A	A	A	A	A	A	A	A	Rescind
e2a4b25b-58b9-4270-bf0b-c79cd1674155	301200662	059a0460-7593-e911-bdd2-f4e9d4a75ba2	76		QM/Non-HPML		Property		570 - Review Appraisal Missing	CDA Report not provided in file. CU Risk Score is 2.6.		06/28/2019: The AVM report value of $X,XXX,XXX to appraisal value of $X,XXX,XXX has variance which is less than maximum tolerance variance threshold of 10%. Confidence factor is within guidelines. AVM report is acceptable.					3	1	D	A	D	A	D	A	D	A	D	A	Cleared
524b5a4b-348c-4a95-9d35-84516c9c5d48	301202690	11eaf0ba-2611-4feb-ad7c-52497a57f042	48		QM/Non-HPML		Compliance		Missing Affiliated Business Disclosure	Missing Affiliated Business Disclosure	07/10/2019: Please see attachment	07/10/2019: Audit review of attestation statement regarding no Affiliated Businesses is deemed acceptable, condition cleared.07/01/19: This exception is deemed non-material, loan will be graded B for all agencies.	Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 32.70 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 35.95% FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 801				2	1	B	A	B	A	B	A	B	A	B	A	Cleared
524b5a4b-348c-4a95-9d35-84516c9c5d48	301202690	66baada4-059c-e911-bdd2-f4e9d4a75ba2	76		QM/Non-HPML		Property		570 - Review Appraisal Missing	A CDA report was not provided. CU Score is 3.1.		07/05/2019: A CDA provided reflecting a value of $X,XXX,XXX which is a 0% variance. Variance within acceptable tolerance. Condition cleared.	Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 32.70 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 35.95% FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 801				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
123bafca-2cfa-494c-bba7-7e181be689b7	301205396	fe57fc3c-7efb-4b2d-be46-05e362625e77	48		QM/Non-HPML		Compliance		Missing Affiliated Business Disclosure	Missing Affiliated Business Disclosure	06/25/2019: pls see attached was included in original upload, pls rescind	06/26/2019: Lender provided loan specific attestation. Exception cleared.06/14/2019: This finding is deemed non-material and rated a B.	Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 4 months reserves FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 784 Disposable Income is higher than guideline minimum UW Guides require $0 in disposable income, loan qualified with $XX,XXX.XX in disposable income				2	1	B	A	B	A	B	A	B	A	B	A	Cleared
123bafca-2cfa-494c-bba7-7e181be689b7	301205396	9657ada3-8807-4538-b163-47c55b015590	1665		QM/Non-HPML		Compliance		Missing Special Information Booklet / Home Loan Toolkit	Missing Home Loan Toolkit.	06/25/2019: pls see attached pls clear	06/26/2019: Audit reviewed Lenders response, however, the HLTK provided does not have a loan number, borrowers name or address disclosed. Please provide tracking details verifying when the Home Loan Toolkit was sent. Exception remains downgraded.06/14/2019: This finding is deemed non-material and rated a B.	Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 4 months reserves FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 784 Disposable Income is higher than guideline minimum UW Guides require $0 in disposable income, loan qualified with $XX,XXX.XX in disposable income				3	2	D	B	D	B	D	B	D	B	D	B	Acknowledged
123bafca-2cfa-494c-bba7-7e181be689b7	301205396	74ac87a9-e08e-e911-bdd2-f4e9d4a75ba2	76		QM/Non-HPML		Property		570 - Review Appraisal Missing	A CDA report was not provided in file. CU Risk Score 2.7		06/20/2019: The AVM report value of $X,XXX,XXX to appraisal value of $X,XXX,XXX has variance which is less than maximum tolerance variance threshold of 10%. Confidence factor is within guidelines. AVM report is acceptable. Condition cleared.	Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 4 months reserves FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 784 Disposable Income is higher than guideline minimum UW Guides require $0 in disposable income, loan qualified with $XX,XXX.XX in disposable income				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
7a238539-be02-43c6-af36-ea45d9ccad4b	301136508	ad49b15e-9f49-e911-bdd2-f4e9d4a75ba2	76		QM/Non-HPML		Property		570 - Review Appraisal Missing	A CDA report was not provided in the loan file.		03/21/2019: A CDA report reflecting a value $XXX,XXX.XX which is a 0.00% variance, was provided. Variance within acceptable tolerance. Condition Cleared.					3	1	D	A	D	A	D	A	D	A	D	A	Cleared
15cdaed8-81f4-483c-b2f7-8dc6108d1ef0	301202747	3b68bc61-2247-4773-aba5-4d350d47c413	3186		QM/Agency Safe Harbor		Compliance		Incorrect disclosure of DID SHOP Fee (Section C) & Recording Fee (Section E)	The Recording Fee for Deed was disclosed in Section E in the margin as $XX on final Closing Disclosure, which the amount carried over into the column was $XXX. Provide corrected CD so that fees in the margin and column are equal and provide a LOE to the Borrower.	6/3/2019: Total recording fees are $XXX. $XX for deed, $XX for SB2 Recording Fees. The CD does not provide sufficient space to list all separate fees but ALTA confirms $XXX total	06/04/2019: Received certified settlement statement verifying 2 $XX recording fees for a total of $XXX. Condition cleared.5/29/2019: Non-material per SFIG guidance, loan will be graded a B for all agencies					3	1	D	A	D	A	D	A	D	A	D	A	Cleared
a4b5eca4-3da8-4511-893a-8e041d97fe6b	301202740	e0162332-fe82-e911-bdd2-f4e9d4a75ba2	3248		QM/Agency Safe Harbor		Compliance		Information required for CD 'Calculating Cash To Close' section not completed, or completed in error	The information in the Calculating Cash To Close section of the final Closing Disclosure indicates the Loan Estimate figure for Cash to Close of $XXX,XXX. The most recent Loan Estimate dated XX/XX/XXXX indicates an amount of $XXX,XXX. Provide re-disclosed CD and letter of explanation.	5/31/2019: There were two LE's issued on XX/XX The most recent one has $XXXXXX which matches CD.	06/04/2019: Audit reviewed Lender’s rebuttal and agrees. LE dated XX/XX page 370, is not locked. LE also dated XX/XX, page 375, reflects rate is locked. Estimated cash to close on second LR of $XXX,XXX matches closing disclosure. Condition rescinded.05/30/2019: Non-material per SFIG guidance, loan will be graded a B for all agencies.					1	1	A	A	A	A	A	A	A	A	A	A	Rescind
08bee16b-6bda-4da8-a89c-04dd3add7a25	301120254	daedc2a6-2417-40ab-8fba-8f0cc3e65ad3	1665		QM/Non-HPML		Compliance		Missing Special Information Booklet / Home Loan Toolkit	Missing Home Loan Toolkit.		Finding deemed non-material, loan will be graded a B for all agencies	DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 42.18% Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 10.50 months reserves FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 732				3	2	D	B	D	B	D	B	D	B	D	B	Cleared
08bee16b-6bda-4da8-a89c-04dd3add7a25	301120254	6972e2de-424b-e911-bdd2-f4e9d4a75ba2	2992		QM/Non-HPML		Credit		Assessor's Parcel Number is not consistent between Appraisal, Title, and/or Mortgage.	APN # does not match on the appraisal and mortgage versus title.	04/10/2019: DOC03/29/2019: Appraisal	04/10/2019: Audit reviewed Corrective Affidavit, as well as corrected Deed of Trust, and has determined that documentation submitted is deemed acceptable. Condition cleared. 03/29/2019: Audit reviewed corrected Appraisal APN, and has determined that documentation submitted is deemed acceptable. HOWEVER, the APN reflected on page one (1) of the Deed of Trust is incorrect. Provide corrected Deed of Trust and letter of intent to re-record. Condition remains.	DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 42.18% Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 10.50 months reserves FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 732				3	1	C	A	C	A	C	A	C	A	C	A	Cleared
08bee16b-6bda-4da8-a89c-04dd3add7a25	301120254	6872e2de-424b-e911-bdd2-f4e9d4a75ba2	16		QM/Non-HPML		Credit		Failure to obtain Flood Certificate	Life of loan Flood Certificate not provided.	03/25/2019: Flood Cert	03/25/2019: Audit reviewed Flood Certificate, and has determined that the documentation submitted is deemed acceptable. Condition cleared.	DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 42.18% Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 10.50 months reserves FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 732				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
08bee16b-6bda-4da8-a89c-04dd3add7a25	301120254	bdb9d23c-4b4b-e911-bdd2-f4e9d4a75ba2	1688		QM/Non-HPML		Credit		Missing Evidence of Taxes and Insurance	Evidence of insurance for property #1 on the final application not provided.	04/15/2019: LOX	04/15/2019: Audit concurs with the lender rebuttal, and has determined that REO #1 is commercial, whereby the Lease states that Lessee shall provide and maintain property damage insurance. No other documentation required. Condition rescinded.	DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 42.18% Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 10.50 months reserves FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 732				1	1	A	A	A	A	A	A	A	A	A	A	Rescind
2adba3f3-4c3c-4323-8f6c-ce9b9a27f708	301027691	264ee862-b0fd-4728-9f28-97f1410b7a36	1571		QM/Agency Safe Harbor		Compliance		Incorrect rescission model – Same lender refinance requires form H-9	Same lender refinance transactions require form H-9.	01/15/2019: H-9 NRTC	01/15/2019: Audit reviewed executed Right to Cancel on H-9 form, and has determined that documentation submitted is deemed acceptable. Condition cleared.	CLTV is lower than guideline maximum UW Guides maximum CLTV of 75%, loan qualified with CLTV of 32.11% Years in Primary Residence Borrower has resided in subject for 16 years DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 38.45%				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
2adba3f3-4c3c-4323-8f6c-ce9b9a27f708	301027691	b20d1f81-28b5-4d69-acd4-1cc2e456d55f	3254		QM/Agency Safe Harbor		Compliance		Information required for CD 'Contact Information' section not completed, or completed in error	The final Closing Disclosure Contact Information section is incomplete. The XX License ID and/or Contact XX License ID of the Settlement Agent are missing. Provide re-disclosed CD and letter of explanation.	12/17/2018: PCCD	12/17/2018: Audit review of the Post Funding CD, Notification of the error (i.e., the letter to borrower) and Evidence of shipment for evidentiary purposes that were provided are deemed acceptable. Loan will be rated a 'B'.	CLTV is lower than guideline maximum UW Guides maximum CLTV of 75%, loan qualified with CLTV of 32.11% Years in Primary Residence Borrower has resided in subject for 16 years DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 38.45%				3	2	D	B	D	B	D	B	D	B	D	B	Cleared
2adba3f3-4c3c-4323-8f6c-ce9b9a27f708	301027691	f41135a8-55fd-e811-bc73-f4e9d4a75ba2	3227		QM/Agency Safe Harbor		Compliance		Missing Closing Disclosure / CD Not in File
The Post Closing CD was not provided in the loan file.  The subject was funded in a dry funding state with the Final Alt A Settlement Statement indicating a cash to close in the amount of $X,XXX.XX versus the Final CD which reflects a cash to close in the amount of $X,XXX.XX for a discrepancy of $XXX.XX.  Disbursement date on Final Alt A Settlement Statement reflects XX/XX/XXXX and Final CD reflects XX/XX/XXXX.  Provide copy of Post Closing CD and if applicable, copy of refund check, letter of explanation to the borrower and proof of delivery within 60 days of consummation.  Additional conditions may apply.
											12/17/2018: PCCD and Final SS	12/17/2018: Audit review of the Post Funding CD, Final ALTA Statement, Notification of the error (i.e., the letter to borrower) and Evidence of shipment for evidentiary purposes that were provided are deemed acceptable. Loan will be rated a 'B'.	CLTV is lower than guideline maximum UW Guides maximum CLTV of 75%, loan qualified with CLTV of 32.11% Years in Primary Residence Borrower has resided in subject for 16 years DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 38.45%				3	2	D	B	D	B	D	B	D	B	D	B	Cleared
2adba3f3-4c3c-4323-8f6c-ce9b9a27f708	301027691	7274f8fe-55fd-e811-bc73-f4e9d4a75ba2	724		QM/Agency Safe Harbor		Credit		Missing Documentation	Executed Home Equity Line of Credit (HELOC) closure letter reflecting HELOC was frozen and closed was not provided in the file.	12/17/2018: Freeze Letter	12/17/2018: Audit reviewed executed HELOC Closure Authorization, and has determined that the document requests the closure and lien release of said HELOC account. Condition cleared.	CLTV is lower than guideline maximum UW Guides maximum CLTV of 75%, loan qualified with CLTV of 32.11% Years in Primary Residence Borrower has resided in subject for 16 years DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 38.45%				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
8b27abc5-fa89-4090-8f57-911106691767	301148460	dad9a796-6e6b-4aec-b341-6254da8c6228	48		QM/Non-HPML		Compliance		Missing Affiliated Business Disclosure	Missing Affiliated Business Disclosure		03/29/2019: Non-material per SFIG guidance, loan will be graded a B for all agencies					2	2	B	A	B	A	B	B	B	A	B	A	Cleared
8b27abc5-fa89-4090-8f57-911106691767	301148460	26b8c68e-3852-e911-bdd2-f4e9d4a75ba2	3183		QM/Non-HPML		Compliance		Services Borrower DID NOT SHOP Fee - Section B on C.D. exceeds LE Fee (0% Variance) - not supported by C.O.C.	The LE reflects an Appraisal fee of $XXXXX with no resulting CoC for any subsequent disclosures. The final CD reflects an Appraisal fee of $XXX resulting in a $XXX.XX refund due for cure. Provide corrected CD, evidence of Refund to the Borrower, letter of explanation and proof of delivery to the Borrower.	04/04/2019: PCCD and cure	04/04/2019: Audit review of Post-Closing CD, copy of check for cure, Notification of the error (i.e., the letter to borrower) and Evidence of shipment for evidentiary purposes within 60 days from error notification that was provided and documentations is deemed acceptable. Loan will be rated a 'B'.					3	2	D	B	D	B	D	B	D	B	D	B	Cleared
8b27abc5-fa89-4090-8f57-911106691767	301148460	978f7373-3952-e911-bdd2-f4e9d4a75ba2	3199		QM/Non-HPML		Compliance		Services Borrower DID SHOP Fee (Section C) & Recording Fee (Section E) exceed corresponding L.E. fee (10% Tolerance, when payee = Other or Borrower Permitted to shop for services)	Section E Recording Fees are subject to 10% tolerance. LE dated reflects recording fees of $XXX with COC dated XX/XX/XXXX reflecting lowering loan amount to $XXXXXX.XX. Final CD reflects a charge of $XXX for a variance/refund required of $XXX.XX to meet 10% threshold. CoC lowering loan amount does not adequately explain an increase in recording fees. Provide corrected CD, evidence of Refund to the Borrower, letter of explanation and proof of delivery to the Borrower.	04/04/2019: PCCD and cure	04/04/2019: Audit review of the Post Closing CD, Notification of the error (i.e., the letter to borrower) and Evidence of shipment for evidentiary purposes that were provided are deemed acceptable. Loan will be rated a 'B'.					3	2	C	A	C	A	D	B	C	A	C	A	Cleared
c121c18b-4f59-4e6f-8ded-ea4ef2c7114f	301192675	387b5d23-3787-e911-bdd2-f4e9d4a75ba2	3296		QM/Non-HPML		Compliance		Closing Disclosure document error	The Cash to Close for the LE in the Calculating Cash to Close section of the final Closing Disclosure reflects $XXXXXX. The most recent LE in file dated XX/XX/XXXX reflects $571,432 cash to close. Provide corrected CD and LOE to the Borrower.	06/12/2019: PCCD	06/13/2019: Lender provided PCCD and LOE. Non-material per SFIG guidance, loan will be graded a B for all agencies.06/04/2019: Non-material per SFIG guidance, loan will be graded a B for all agencies.	No Mortgage Lates UW Guides requires 0x30 lates within the most recent 24 months, loan qualifies with 0x30 lates within the most recent 99 months reviewed. FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 789. Reserves are higher than guideline minimum UW Guides requires 9 months reserves, loan qualifies with 22.80 months reserves.				3	2	D	B	D	B	D	B	D	B	D	B	Acknowledged
c121c18b-4f59-4e6f-8ded-ea4ef2c7114f	301192675	a504afcd-3787-e911-bdd2-f4e9d4a75ba2	1		QM/Non-HPML		Compliance		General Compliance Exception	The Homeowner's Insurance Premium in section F of the final Closing Disclosure is missing the name of the service provider. Provide corrected CD and LOE to the Borrower. provider. No Cure	06/12/2019: PCCD	06/13/2019: Lender provided PCCD and LOE. Non-material per SFIG guidance, loan will be graded a B for all agencies.06/04/2019: Non-material per SFIG guidance, loan will be graded a B for all agencies.	No Mortgage Lates UW Guides requires 0x30 lates within the most recent 24 months, loan qualifies with 0x30 lates within the most recent 99 months reviewed. FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 789. Reserves are higher than guideline minimum UW Guides requires 9 months reserves, loan qualifies with 22.80 months reserves.				3	2	D	B	D	B	D	B	D	B	D	B	Acknowledged
c121c18b-4f59-4e6f-8ded-ea4ef2c7114f	301192675	04e7eaa6-ed86-e911-bdd2-f4e9d4a75ba2	3254		QM/Non-HPML		Compliance		Information required for CD 'Contact Information' section not completed, or completed in error	The final Closing Disclosure Contact Information section is incomplete. The State/Contact St license ID of the Settlement Agent is missing. Provide re-disclosed CD and letter of explanation.	06/12/2019: PCCD	06/13/2019: Lender provided PCCD, and LOE. Non-material finding, loan will be graded a B for all agencies.	No Mortgage Lates UW Guides requires 0x30 lates within the most recent 24 months, loan qualifies with 0x30 lates within the most recent 99 months reviewed. FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 789. Reserves are higher than guideline minimum UW Guides requires 9 months reserves, loan qualifies with 22.80 months reserves.				3	2	D	B	D	B	D	B	D	B	D	B	Acknowledged
c121c18b-4f59-4e6f-8ded-ea4ef2c7114f	301192675	8c60fb4d-3fda-4bf6-b0e0-8f67fbdffb63	3247		QM/Non-HPML		Compliance		Information required for General Information section not present in C.D.	The final CD is missing required data under the General Information section for the field titled Seller. Missing seller's address.	06/12/2019: PCCD	06/13/2019: Lender provided PCCD and LOE. Non-material per SFIG guidance, loan will be graded a B for all agencies.	No Mortgage Lates UW Guides requires 0x30 lates within the most recent 24 months, loan qualifies with 0x30 lates within the most recent 99 months reviewed. FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 789. Reserves are higher than guideline minimum UW Guides requires 9 months reserves, loan qualifies with 22.80 months reserves.				3	2	D	B	D	B	D	B	D	B	D	B	Acknowledged
c121c18b-4f59-4e6f-8ded-ea4ef2c7114f	301192675	a152bd85-c1bc-41f9-8979-a126386dae9c	3329		QM/Non-HPML		Compliance		Missing seller’s Closing Disclosure	It could not be confirmed that the Borrower's Final CD disclosed any and all applicable Seller Paid fees, as the loan file did not contain any alternative documentation verifying the Seller Paid fees that may or may not have been applied to the transaction. Please provide a Final Seller CD or Final ALTA Settlement Statement that will show evidence any and all applicable Seller Paid fees applied to the transaction in order for compliance testing to be completed. 1026.19(f)(2)(iv) - Clerical Errors: Reg Z Non-Numeric Clerical error Cure within 60 days of consummation.	06/12/2019: Final Settlement Statement	06/13/2019: Lender provided seller's CD for subject property. Condition cleared.	No Mortgage Lates UW Guides requires 0x30 lates within the most recent 24 months, loan qualifies with 0x30 lates within the most recent 99 months reviewed. FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 789. Reserves are higher than guideline minimum UW Guides requires 9 months reserves, loan qualifies with 22.80 months reserves.				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
c121c18b-4f59-4e6f-8ded-ea4ef2c7114f	301192675	3200c51d-ee86-e911-bdd2-f4e9d4a75ba2	1620		QM/Non-HPML		Credit		Failure to obtain gift documentation	Guidelines require an executed gift letter with the gift amount, donor's name, address, telephone number and relationship to Borrower. Proof of donor's ability to give and transfer of funds or evidence of receipt must be documented. Donor's ability to give and transfer of funds or evidence of receipt not provided in file. Borrower received $XXXXXX gift funds per final application. Evidence of $XXXXXX not provided as per guideline requirements.	06/06/19: Gift documentation	06/11/19: Lender provided gift letter and evidence of receipt of the funds, exception cleared.	No Mortgage Lates UW Guides requires 0x30 lates within the most recent 24 months, loan qualifies with 0x30 lates within the most recent 99 months reviewed. FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 789. Reserves are higher than guideline minimum UW Guides requires 9 months reserves, loan qualifies with 22.80 months reserves.				3	1	D	A	D	A	D	A	D	A	D	A	Cleared